UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices)	(Zip code)

Jennifer D. Lammers
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th floor
Boston, Massachusetts 02116-5021
(Name and address of agent for service)

Registrant’s telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:

Consumer Discretionary:
2,300	ABERCROMBIE & FITCH CO., CLASS A	$50,218	141,588
1,500	ADVANCE AUTO PARTS, INC.	53,557	87,150
6,150	AMAZON.COM, INC.(b)	274,721	1,329,814
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	51,120
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	38,676
20,800	AMERICAN GREETINGS CORP., CLASS A	458,365	384,800
1,900	APOLLO GROUP, INC., CLASS A(b)	80,303	75,259
1,600	AUTOLIV, INC.(c)	44,874	77,600
500	AUTOZONE, INC.(b)	32,038	159,595
4,575	BED BATH & BEYOND, INC.(b)	120,780	262,193
4,800	BEST BUY CO., INC.	84,882	111,840
1,400	BIG LOTS, INC.(b)	15,477	48,762
2,200	BORGWARNER, INC.(b)	51,799	133,166
750	BRINKER INTERNATIONAL, INC.	10,084	15,690
6,400	CABLEVISION SYSTEMS CORP. (NEW YORK GROUP), CLASS A	60,070	100,672
4,168	CARMAX, INC.(b)	50,984	99,407
7,000	CARNIVAL CORP.	209,545	212,100
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	123,156
600	CHARTER COMMUNICATIONS, INC., CLASS A(b)	30,036	28,104
600	CHICO’S FAS, INC.	5,619	6,858
49,295	CINEMARK HOLDINGS, INC.	942,554	930,690
9,400	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A(b)	75,051	87,984
5,000	COACH, INC.	19,161	259,150
38,500	COMCAST CORP., CLASS A	607,791	804,650
4,600	D.R. HORTON, INC.	22,057	41,584
2,300	DARDEN RESTAURANTS, INC.	47,909	98,325
1,500	DICK’S SPORTING GOODS, INC.(b)	24,802	50,190
14,821	DIRECTV, CLASS A(b)	174,284	626,187
900	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	37,611	33,858
1,600	DISH NETWORK CORP., CLASS A(b)	44,672	40,096
3,350	DOLLAR TREE, INC.(b)	61,517	251,618
1,300	DREAMWORKS ANIMATION SKG, INC., CLASS A(b)	25,298	23,634
4,420	EXPEDIA, INC.	80,994	113,815
500	FAMILY DOLLAR STORES, INC.	12,652	25,430
3,000	FOOT LOCKER, INC.	40,394	60,270
58,863	FORD MOTOR CO.(b)	323,193	569,205
300	FOSSIL, INC.(b)	29,187	24,318
4,600	GAMESTOP CORP., CLASS A(b)	34,643	106,260
5,700	GANNETT CO., INC.	51,199	54,321
4,100	GAP (THE), INC.	58,946	66,584
3,700	GARMIN LTD.(c)	82,077	117,549
7,500	GENTEX CORP.	106,860	180,375
3,450	GENUINE PARTS CO.	102,424	175,260
11,500	H&R BLOCK, INC.	120,130	153,065
500	HANESBRANDS, INC.(b)	10,750	12,505
6,750	HARLEY-DAVIDSON, INC.	39,547	231,728
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	122,894
400	HASBRO, INC.	10,206	13,044
33,825	HOME DEPOT (THE), INC.	22,060	1,111,828
4,700	INTERNATIONAL GAME TECHNOLOGY	62,322	68,291
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	112,320
1,300	ITT EDUCATIONAL SERVICES, INC.(b)	52,038	74,854
800	J.C. PENNEY CO., INC.	20,608	21,424
1,400	JARDEN CORP.	25,277	39,564
38,700	JOHNSON CONTROLS, INC.	1,091,261	1,020,519
7,750	KOHL’S CORP.	86,000	380,525
4,200	LAMAR ADVERTISING CO., CLASS A(b)	55,664	71,526
6,338	LAS VEGAS SANDS CORP.(b)	66,556	242,999
3,500	LEAR CORP.	148,257	150,150
1,300	LEGGETT & PLATT, INC.	25,422	25,727
2,900	LENNAR CORP., CLASS A	38,266	39,266
5,800	LIBERTY GLOBAL, INC., CLASS A(b)	103,484	209,844
9,800	LIBERTY INTERACTIVE CORP., CLASS A(b)	30,625	144,746
4,440	LIBERTY MEDIA CORP. - LIBERTY CAPITAL, CLASS A(b)	22,396	293,573
672	LIBERTY MEDIA CORP. - LIBERTY STARZ, CLASS A(b)	7,680	42,712

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
6,190	LIMITED BRANDS, INC.	$70,745	238,377
1,000	LKQ CORP.(b)	24,950	24,160
1,500	LOWE’S COS., INC.	34,065	29,010
5,000	MACY’S, INC.	81,374	131,600
69,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	1,572,579	1,573,200
62,715	MARKS & SPENCER GROUP PLC ADR(c)(d)	731,006	601,437
4,969	MARRIOTT INTERNATIONAL, INC., CLASS A	63,668	135,356
4,200	MATTEL, INC.	75,213	108,738
16,400	MCDONALD’S CORP.	370,761	1,440,248
4,700	MCGRAW-HILL (THE) COS., INC.	121,958	192,700
10,000	MGM RESORTS INTERNATIONAL(b)	94,040	92,900
600	MOHAWK INDUSTRIES, INC.(b)	26,796	25,746
1,400	MORNINGSTAR, INC.	57,577	79,016
2,200	NEWELL RUBBERMAID, INC.	26,950	26,114
34,000	NEWS CORP., CLASS A	354,723	525,980
4,400	NIKE, INC., CLASS B	126,358	376,244
4,300	NORDSTROM, INC.	45,233	196,424
100	NVR, INC.(b)	51,542	60,398
3,095	OMNICOM GROUP, INC.	87,717	114,020
2,300	O’REILLY AUTOMOTIVE, INC.(b)	69,868	153,249
1,500	PANERA BREAD CO., CLASS A(b)	69,668	155,910
2,600	PETSMART, INC.	55,966	110,890
600	PRICELINE.COM, INC.(b)	55,053	269,676
22,900	PULTE GROUP, INC.(b)	95,493	90,455
700	PVH CORP.	26,254	40,768
1,700	RADIOSHACK CORP.	20,714	19,754
1,500	RALPH LAUREN CORP.	31,320	194,550
18,110	REGAL ENTERTAINMENT GROUP, CLASS A	231,007	212,611
2,300	ROSS STORES, INC.	36,395	180,987
1,800	ROYAL CARIBBEAN CRUISES LTD.	22,599	38,952
600	SCRIPPS NETWORKS INTERACTIVE, INC., CLASS A	21,337	22,302
12,600	SERVICE CORP. INTERNATIONAL	90,438	115,416
2,600	SIGNET JEWELERS LTD.(b)(c)	52,469	87,880
9,450	STAPLES, INC.	119,696	125,685
15,750	STARBUCKS CORP.	204,658	587,318
1,810	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	59,620	70,264
12,200	TARGET CORP.	353,659	598,288
900	TESLA MOTORS, INC.(b)	23,418	21,951
3,600	THOMSON REUTERS CORP.	102,096	97,344
1,900	THOR INDUSTRIES, INC.	22,316	42,085
4,200	TIFFANY & CO.	122,192	255,444
6,279	TIME WARNER CABLE, INC.	208,890	393,505
21,033	TIME WARNER, INC.	476,695	630,359
5,047	TJX COS., INC.	86,033	279,957
2,800	TRW AUTOMOTIVE HOLDINGS CORP.(b)	87,856	91,644
2,127	URBAN OUTFITTERS, INC.(b)	37,857	47,475
1,700	VF CORP.	87,065	206,584
8,457	VIACOM, INC., CLASS B	218,419	327,624
5,300	VIRGIN MEDIA, INC.	78,461	129,055
29,960	WALT DISNEY (THE) CO.	587,935	903,594
2,300	WHIRLPOOL CORP.	98,184	114,793
2,800	WMS INDUSTRIES, INC.(b)	53,088	49,252
5,475	WYNDHAM WORLDWIDE CORP.	24,501	156,092
1,600	WYNN RESORTS LTD.	42,372	184,128
9,016	YUM! BRANDS, INC.	78,831	445,300
		14,973,837	26,234,816	8.72%
Consumer Staples:
30,100	ALTRIA GROUP, INC.	137,687	806,981
41,550	ARCHER-DANIELS-MIDLAND CO.	1,175,362	1,030,856
5,062	AVON PRODUCTS, INC.	99,766	99,215
1,900	BJ’S WHOLESALE CLUB, INC.(b)	62,368	97,356
1,944	BROWN-FORMAN CORP., CLASS B	57,343	136,352
14,200	BUNGE LTD.	879,390	827,718
600	CAMPBELL SOUP CO.	16,020	19,422
4,000	CHURCH & DWIGHT CO., INC.	100,310	176,800
3,000	CLOROX (THE) CO.	154,515	198,990

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
32,261	COCA-COLA (THE) CO.	$992,260	2,179,553
2,300	COCA-COLA ENTERPRISES, INC.	39,664	57,224
7,390	COLGATE-PALMOLIVE CO.	422,681	655,345
6,000	CONAGRA FOODS, INC.	123,690	145,320
4,600	CONSTELLATION BRANDS, INC., CLASS A(b)	63,227	82,800
1,300	CORN PRODUCTS INTERNATIONAL, INC.	29,972	51,012
35,535	COSAN LTD., CLASS A(c)	490,821	336,516
7,800	COSTCO WHOLESALE CORP.	237,671	640,536
42,222	CVS CAREMARK CORP.	922,832	1,417,815
14,590	DIAGEO PLC ADR(c)(d)	1,054,739	1,107,819
6,000	DR PEPPER SNAPPLE GROUP, INC.	125,060	232,680
397	ENERGIZER HOLDINGS, INC.(b)	20,533	26,377
1,867	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	163,997
1,800	FLOWERS FOODS, INC.	25,434	35,028
4,300	FORTUNE BRANDS, INC.(b)	149,332	232,544
12,400	GENERAL MILLS, INC.	277,056	477,028
2,400	GREEN MOUNTAIN COFFEE ROASTERS, INC.(b)	44,948	223,056
3,000	H.J. HEINZ CO.	93,909	151,440
900	HANSEN NATURAL CORP.(b)	30,956	78,561
3,800	HERBALIFE LTD.(c)	52,204	203,680
1,700	HERSHEY (THE) CO.	62,742	100,708
2,400	HORMEL FOODS CORP.	43,206	64,848
1,600	J.M. SMUCKER (THE) CO.	64,617	116,624
2,300	KELLOGG CO.	99,285	122,337
4,050	KIMBERLY-CLARK CORP.	202,323	287,590
50,838	KRAFT FOODS, INC., CLASS A	1,178,532	1,707,140
13,400	KROGER (THE) CO.	228,089	294,264
1,374	LORILLARD, INC.	34,726	152,102
800	MCCORMICK & CO., INC. (NON VOTING)	24,815	36,928
2,200	MEAD JOHNSON NUTRITION CO.	103,422	151,426
1,800	MOLSON COORS BREWING CO., CLASS B	54,437	71,298
27,500	PEPSICO, INC.	1,031,385	1,702,250
33,532	PHILIP MORRIS INTERNATIONAL, INC.	336,856	2,091,726
49,560	PROCTER & GAMBLE (THE) CO.	882,493	3,131,201
400	RALCORP HOLDINGS, INC.(b)	30,388	30,684
3,000	REYNOLDS AMERICAN, INC.	29,474	112,440
91,794	SAFEWAY, INC.	1,944,758	1,526,534
13,350	SARA LEE CORP.	110,338	218,272
5,700	SMITHFIELD FOODS, INC.(b)	106,346	111,150
7,900	SYSCO CORP.	121,025	204,610
7,427	TYSON FOODS, INC., CLASS A	78,124	128,933
45,420	UNILEVER N.V. (REGISTERED)(c)	1,366,228	1,430,276
20,150	WALGREEN CO.	231,445	662,734
20,796	WAL-MART STORES, INC.	830,241	1,079,313
4,400	WHOLE FOODS MARKET, INC.	116,393	287,364
		17,262,381	27,714,773	9.22%
Energy:
1,142	ALPHA NATURAL RESOURCES, INC.(b)	26,874	20,202
9,446	ANADARKO PETROLEUM CORP.	319,802	595,570
9,086	APACHE CORP.	474,633	729,061
6,400	ARCH COAL, INC.	68,943	93,312
1,700	ATWOOD OCEANICS, INC.(b)	51,221	58,412
5,000	BAKER HUGHES, INC.	219,568	230,800
58,000	BP PLC ADR(c)(d)	2,621,492	2,092,060
900	BRIGHAM EXPLORATION CO.(b)	23,166	22,734
1,504	CABOT OIL & GAS CORP.	38,739	93,113
4,800	CAMERON INTERNATIONAL CORP.(b)	124,988	199,392
10,400	CHESAPEAKE ENERGY CORP.	207,021	265,720
34,095	CHEVRON CORP.	1,499,394	3,154,469
400	CIMAREX ENERGY CO.	24,008	22,280
42,400	CLOUD PEAK ENERGY, INC.(b)	950,791	718,680
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	55,512
1,700	CONCHO RESOURCES, INC.(b)	49,632	120,938
27,744	CONOCOPHILLIPS	706,207	1,756,750
5,431	CONSOL ENERGY, INC.	148,332	184,274
1,000	CONTINENTAL RESOURCES, INC.(b)	20,765	48,370
9,300	DENBURY RESOURCES, INC.(b)	88,950	106,950
46,575	DEVON ENERGY CORP.	3,128,970	2,582,118

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
3,000	DRESSER-RAND GROUP, INC.(b)	$98,595	121,590
17,400	EL PASO CORP.	139,789	304,152
30,100	ENCANA CORP.(c)	935,004	578,221
21,072	ENSCO PLC ADR(c)(d)	1,021,092	851,941
22,430	ENTERPRISE PRODUCTS PARTNERS L.P.	928,214	900,564
4,800	EOG RESOURCES, INC.	62,765	340,848
4,000	EQT CORP.	132,900	213,440
82,251	EXXON MOBIL CORP.	3,236,727	5,973,890
2,400	FMC TECHNOLOGIES, INC.(b)	33,690	90,240
4,800	FOREST OIL CORP.(b)	76,320	69,120
15,158	HALLIBURTON CO.	274,762	462,622
3,100	HELMERICH & PAYNE, INC.	39,003	125,860
600	HESS CORP.	32,187	31,476
4,000	HOLLYFRONTIER CORP.	52,098	104,880
43,395	KINDER MORGAN, INC.	1,344,193	1,123,497
21,250	MAGELLAN MIDSTREAM PARTNERS L.P.	1,186,722	1,283,500
22,061	MARATHON OIL CORP.	488,562	476,076
22,445	MARATHON PETROLEUM CORP.	781,426	607,362
5,500	MCDERMOTT INTERNATIONAL, INC.(b)	36,783	59,180
2,400	MURPHY OIL CORP.	32,055	105,984
4,600	NABORS INDUSTRIES LTD.(b)(c)	65,274	56,396
8,722	NATIONAL OILWELL VARCO, INC.	214,854	446,741
1,542	NEWFIELD EXPLORATION CO.(b)	62,333	61,202
4,200	NOBLE ENERGY, INC.	158,332	297,360
20,340	OCCIDENTAL PETROLEUM CORP.	419,727	1,454,310
3,400	OCEANEERING INTERNATIONAL, INC.	87,015	120,156
16,075	OVERSEAS SHIPHOLDING GROUP, INC.	564,261	220,870
1,300	PATTERSON-UTI ENERGY, INC.	24,310	22,542
3,500	PEABODY ENERGY CORP.	69,937	118,580
3,200	PIONEER NATURAL RESOURCES CO.	48,507	210,464
76,100	PLAINS EXPLORATION & PRODUCTION CO.(b)	2,668,000	1,728,231
56,000	QEP RESOURCES, INC.	1,966,765	1,515,920
10,700	QUICKSILVER RESOURCES, INC.(b)	91,699	81,106
3,700	RANGE RESOURCES CORP.	128,867	216,302
700	ROWAN COS., INC.(b)	19,887	21,133
12,200	SANDRIDGE ENERGY, INC.(b)	69,540	67,832
19,100	SCHLUMBERGER LTD.	491,561	1,140,843
9,300	SOUTHWESTERN ENERGY CO.(b)	163,645	309,969
10,954	SPECTRA ENERGY CORP.	155,906	268,702
2,400	SUNOCO, INC.	50,440	74,424
900	SUPERIOR ENERGY SERVICES, INC.(b)	27,135	23,616
1,200	TESORO CORP.(b)	24,660	23,364
18,175	TIDEWATER, INC.	922,000	764,259
2,400	ULTRA PETROLEUM CORP.(b)	74,376	66,528
12,110	VALERO ENERGY CORP.	130,822	215,316
2,600	WHITING PETROLEUM CORP.(b)	73,761	91,208
46,350	WILLIAMS (THE) COS., INC.	1,124,519	1,128,159
		31,687,516	37,720,693	12.54%
Financials:
6,000	ACE LTD.(c)	317,873	363,600
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,654	85,855
9,850	AFLAC, INC.	262,101	344,257
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	111,680	128,919
2,700	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,630	145,017
8,300	ALLSTATE (THE) CORP.	197,623	196,627
18,333	AMERICAN EXPRESS CO.	546,904	823,152
1,800	AMERICAN FINANCIAL GROUP, INC.	29,745	55,926
7,000	AMERICAN INTERNATIONAL GROUP, INC.(b)	173,938	153,650
22,580	AMERICAN INTERNATIONAL GROUP, INC.,
	(FRACTIONAL SHARES)(b)	-	-
5,191	AMERIPRISE FINANCIAL, INC.	160,907	204,318
4,900	ANNALY CAPITAL MANAGEMENT, INC.	78,180	81,487
4,748	AON CORP.	110,582	199,321
3,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	39,422	80,251
4,800	ARCH CAPITAL GROUP LTD.(b)(c)	101,982	156,840
1,600	ARTHUR J. GALLAGHER & CO.	34,040	42,080
2,500	ASSURANT, INC.	60,538	89,500

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
734	AVALONBAY COMMUNITIES, INC.	$31,138	83,713
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	23,346
400,300	BANK OF AMERICA CORP.	5,744,729	2,449,836
456	BANK OF MONTREAL(c)	23,826	25,468
53,622	BB&T CORP.	1,299,931	1,143,757
23,500	BERKSHIRE HATHAWAY, INC., CLASS B(b)	1,906,260	1,669,440
3,388	BOSTON PROPERTIES, INC.	171,468	301,871
1,100	BRE PROPERTIES, INC.	25,471	46,574
900	CAMDEN PROPERTY TRUST	24,532	49,734
30,647	CAPITAL ONE FINANCIAL CORP.	1,309,571	1,214,541
16,000	CAPITALSOURCE, INC.	78,868	98,240
1,000	CBOE HOLDINGS, INC.	23,780	24,470
21,400	CHARLES SCHWAB (THE) CORP.	186,608	241,178
79,100	CHIMERA INVESTMENT CORP.	239,978	219,107
2,700	CHUBB (THE) CORP.	86,607	161,973
1,400	CIT GROUP, INC.(b)	49,108	42,518
155,239	CITIGROUP, INC.	6,309,455	3,977,223
2,000	CITY NATIONAL CORP.	75,538	75,520
1,373	CME GROUP, INC.	311,424	338,307
1,100	CNA FINANCIAL CORP.	25,102	24,717
6,700	COMMONWEALTH REIT	128,305	127,099
400	DIGITAL REALTY TRUST, INC.	15,650	22,064
16,287	DISCOVER FINANCIAL SERVICES	233,079	373,624
5,200	DOUGLAS EMMETT, INC.	65,178	88,920
900	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	25,106	30,735
5,416	EQUITY RESIDENTIAL	174,162	280,928
400	ERIE INDEMNITY CO., CLASS A	26,912	28,472
900	FEDERAL REALTY INVESTMENT TRUST	48,473	74,169
5,100	FEDERATED INVESTORS, INC., CLASS B	97,600	89,403
1,600	FIDELITY NATIONAL FINANCIAL, INC., CLASS A	24,512	24,288
25,300	FIFTH THIRD BANCORP	220,963	255,530
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	57,416
30,500	FIRST HORIZON NATIONAL CORP.	193,065	181,780
95,534	FIRST HORIZON NATIONAL CORP.
	(FRACTIONAL SHARES)(b)	-	-
47,200	FIRST INTERSTATE BANCSYSTEM, INC.	680,987	505,512
28,205	FIRST REPUBLIC BANK(b)	790,953	653,228
3,359	FRANKLIN RESOURCES, INC.	189,834	321,255
9,000	GOLDMAN SACHS GROUP (THE), INC.	771,906	850,950
1,400	GREEN DOT CORP., CLASS A(b)	44,569	43,848
3,500	GREENHILL & CO., INC.	106,120	100,065
700	HANOVER INSURANCE GROUP (THE), INC.	24,899	24,850
2,500	HARTFORD FINANCIAL SERVICES GROUP, INC.	35,288	40,350
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	27,050
7,100	HCP, INC.	113,708	248,926
2,000	HEALTH CARE REIT, INC.	91,784	93,600
1,800	HOSPITALITY PROPERTIES TRUST	23,967	38,214
16,122	HOST HOTELS & RESORTS, INC.	138,445	176,375
678	HOWARD HUGHES (THE) CORP.(b)	20,502	28,544
35,000	HUNTINGTON BANCSHARES, INC.	169,770	168,000
112,550	INLAND REAL ESTATE CORP.	975,481	821,615
1,300	INTERCONTINENTALEXCHANGE, INC.(b)	157,514	153,738
12,700	INVESCO LTD.	205,676	196,977
18,600	JANUS CAPITAL GROUP, INC.	123,132	111,600
700	JONES LANG LASALLE, INC.	39,950	36,267
56,346	JPMORGAN CHASE & CO.	1,370,888	1,697,142
5,900	KEYCORP	30,060	34,987
8,201	KIMCO REALTY CORP.	103,152	123,261
4,852	LEGG MASON, INC.	82,631	124,745
1,100	LIBERTY PROPERTY TRUST	24,364	32,021
6,000	LOEWS CORP.	131,444	207,300
2,600	LPL INVESTMENT HOLDINGS, INC.(b)	67,938	66,092
2,000	M&T BANK CORP.	145,114	139,800
5,123	MACERICH (THE) CO.	127,297	218,393
300	MARKEL CORP.(b)	101,683	107,139
5,678	MARSH & MCLENNAN COS., INC.	135,775	150,694
7,800	MBIA, INC.(b)	38,883	56,706

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
1,300	MERCURY GENERAL CORP.	$38,018	49,855
7,900	METLIFE, INC.	230,694	221,279
2,400	MSCI, INC., CLASS A(b)	68,930	72,792
4,500	NASDAQ OMX GROUP (THE), INC.(b)	107,280	104,130
11,049	NEW YORK COMMUNITY BANCORP, INC.	128,782	131,483
102	NORTHERN TRUST CORP.	3,787	3,568
2,200	PARTNERRE LTD.(c)	119,028	114,994
4,385	PLUM CREEK TIMBER CO., INC.	105,969	152,203
24,200	PNC FINANCIAL SERVICES GROUP, INC.	1,208,453	1,166,198
7,100	PRINCIPAL FINANCIAL GROUP, INC.	166,208	160,957
6,048	PROGRESSIVE (THE) CORP.	80,691	107,412
10,169	PROLOGIS, INC.	257,893	246,598
2,200	PROTECTIVE LIFE CORP.	24,849	34,386
8,500	PRUDENTIAL FINANCIAL, INC.	257,378	398,310
1,091	PUBLIC STORAGE	67,691	121,483
25,275	RAYMOND JAMES FINANCIAL, INC.	780,707	656,139
6,972	RAYONIER, INC.	104,763	256,500
2,700	REALTY INCOME CORP.	64,485	87,048
3,900	REGENCY CENTERS CORP.	97,960	137,787
9,099	REGIONS FINANCIAL CORP.	36,947	30,300
2,200	REINSURANCE GROUP OF AMERICA, INC.	105,732	101,090
2,900	RENAISSANCERE HOLDINGS LTD.(c)	136,230	185,020
7,500	SEI INVESTMENTS CO.	108,537	115,350
28,050	SELECTIVE INSURANCE GROUP, INC.	489,042	366,052
1,300	SENIOR HOUSING PROPERTIES TRUST	21,148	28,002
3,595	SIMON PROPERTY GROUP, INC.	157,583	395,378
1,900	SL GREEN REALTY CORP.	58,204	110,485
12,600	SLM CORP.	134,787	156,870
1,600	ST. JOE (THE) CO.(b)	25,024	23,984
6,634	SUNTRUST BANKS, INC.	92,816	119,080
52,395	SYMETRA FINANCIAL CORP.	647,597	427,019
6,349	T. ROWE PRICE GROUP, INC.	125,884	303,292
2,100	TAUBMAN CENTERS, INC.	62,222	105,651
12,000	TCF FINANCIAL CORP.	111,496	109,920
3,266	TD AMERITRADE HOLDING CORP.	45,983	48,027
5,100	TORCHMARK CORP.	138,962	177,786
19,335	TRANSATLANTIC HOLDINGS, INC.	1,003,483	938,134
10,688	TRAVELERS (THE) COS., INC.	378,568	520,826
30,785	U.S. BANCORP	618,521	724,679
2,400	UDR, INC.	24,876	53,136
37,200	UNUM GROUP	795,048	779,712
1,100	VALIDUS HOLDINGS LTD.(c)	23,556	27,412
1,800	VENTAS, INC.	73,053	88,920
1,300	VORNADO REALTY TRUST	76,002	97,006
1,106	W.R. BERKLEY CORP.	29,276	32,837
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	72,529
1,800	WASHINGTON FEDERAL, INC.	23,535	22,932
1,900	WEINGARTEN REALTY INVESTORS	25,128	40,223
77,800	WELLS FARGO & CO.	957,533	1,876,536
4,900	XL GROUP PLC(c)	95,648	92,120
		39,342,304	36,989,435	12.30%
Health Care:
47,335	ABBOTT LABORATORIES	1,974,208	2,420,712
8,703	AETNA, INC.	122,419	316,354
3,000	ALEXION PHARMACEUTICALS, INC.(b)	58,087	192,180
5,507	ALLERGAN, INC.	201,259	453,667
7,200	AMERISOURCEBERGEN CORP.	115,968	268,344
21,000	AMGEN, INC.	85,551	1,153,950
2,000	BAXTER INTERNATIONAL, INC.	105,370	112,280
22,115	BAYER A.G. ADR(c)(d)	1,605,388	1,212,123
2,500	BECTON, DICKINSON AND CO.	123,650	183,300
6,550	BIOGEN IDEC, INC.(b)	82,841	610,132
171,000	BOSTON SCIENTIFIC CORP.(b)	1,173,522	1,010,610
17,100	BRISTOL-MYERS SQUIBB CO.	382,391	536,598
2,000	BRUKER CORP.(b)	28,160	27,060
1,700	C.R. BARD, INC.	111,570	148,818
3,400	CARDINAL HEALTH, INC.	102,635	142,392

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
84,100	CAREFUSION CORP.(b)	$2,085,997	2,014,195
6,436	CELGENE CORP.(b)	146,839	398,517
300	CEPHALON, INC.(b)	14,716	24,210
1,800	CERNER CORP.(b)	40,603	123,336
5,700	CIGNA CORP.	89,680	239,058
3,400	COMMUNITY HEALTH SYSTEMS, INC.(b)	58,650	56,576
16,800	COVIDIEN PLC(c)	703,160	740,880
1,425	DAVITA, INC.(b)	21,812	89,305
2,500	DENDREON CORP.(b)	24,700	22,500
3,700	DENTSPLY INTERNATIONAL, INC.	102,582	113,553
3,800	EDWARDS LIFESCIENCES CORP.(b)	118,152	270,864
17,000	ELI LILLY & CO.	582,850	628,490
9,100	EXPRESS SCRIPTS, INC.(b)	173,782	337,337
800	FOREST LABORATORIES, INC.(b)	25,000	24,632
20,260	GEN-PROBE, INC.(b)	1,079,249	1,159,885
14,260	GILEAD SCIENCES, INC.(b)	231,726	553,288
6,900	HEALTH MANAGEMENT ASSOCIATES, INC., CLASS A(b)	44,746	47,748
57,235	HEALTHSOUTH CORP.(b)	1,027,752	854,518
1,900	HENRY SCHEIN, INC.(b)	86,166	117,819
1,300	HILL-ROM HOLDINGS, INC.	38,228	39,026
7,208	HOLOGIC, INC.(b)	102,880	109,634
2,005	HOSPIRA, INC.(b)	50,661	74,185
1,800	HUMAN GENOME SCIENCES, INC.(b)	25,704	22,842
3,900	HUMANA, INC.	39,107	283,647
1,400	IDEXX LABORATORIES, INC.(b)	60,410	96,558
3,700	ILLUMINA, INC.(b)	158,027	151,404
700	INTUITIVE SURGICAL, INC.(b)	165,982	254,996
60,901	JOHNSON & JOHNSON	2,680,410	3,880,003
1,931	KINETIC CONCEPTS, INC.(b)	71,019	127,234
800	LABORATORY CORP. OF AMERICA HOLDINGS(b)	18,788	63,240
1,373	LIFE TECHNOLOGIES CORP.(b)	35,179	52,764
825	LINCARE HOLDINGS, INC.	16,059	18,562
5,700	MCKESSON CORP.	202,596	414,390
9,756	MEDCO HEALTH SOLUTIONS, INC.(b)	137,776	457,459
30,295	MEDTRONIC, INC.	1,131,325	1,007,006
48,078	MERCK & CO., INC.	1,123,592	1,572,631
1,300	METTLER-TOLEDO INTERNATIONAL, INC.(b)	87,484	181,948
99,600	MYLAN, INC.(b)	1,985,412	1,693,200
11,675	NOVARTIS A.G. ADR(c)(d)	718,799	651,115
1,600	PATTERSON COS., INC.	29,864	45,808
3,400	PERKINELMER, INC.	53,706	65,314
2,900	PERRIGO CO.	109,545	281,619
165,325	PFIZER, INC.	1,355,390	2,922,946
1,300	PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.	24,770	33,358
400	PHARMASSET, INC.(b)	32,036	32,948
20,965	QUEST DIAGNOSTICS, INC.	1,109,957	1,034,832
4,000	RESMED, INC.(b)	81,990	115,160
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	38,169
7,839	ST. JUDE MEDICAL, INC.	226,619	283,693
7,200	STRYKER CORP.	119,192	339,336
500	SXC HEALTH SOLUTIONS CORP.(b)	27,765	27,850
16,775	TELEFLEX, INC.	856,456	901,992
7,100	TENET HEALTHCARE CORP.(b)	31,134	29,323
7,400	THERMO FISHER SCIENTIFIC, INC.(b)	156,536	374,736
17,202	UNITEDHEALTH GROUP, INC.	273,316	793,356
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	69,224
28,140	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(c)	791,331	1,044,557
5,000	VARIAN MEDICAL SYSTEMS, INC.(b)	184,300	260,800
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	133,620
1,900	WARNER CHILCOTT PLC, CLASS A(b)(c)	29,963	27,170
2,600	WATERS CORP.(b)	60,997	196,274
3,175	WATSON PHARMACEUTICALS, INC.(b)	79,361	216,694
9,249	WELLPOINT, INC.	325,438	603,775
17,574	ZIMMER HOLDINGS, INC.(b)	1,019,410	940,209
		28,912,067	38,569,838	12.82%
Industrials:
7,987	3M CO.	480,442	573,387

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
36,100	ABB LTD. ADR(b)(c)(d)	$718,842	616,588
3,500	AECOM TECHNOLOGY CORP.(b)	64,365	61,845
1,410	AGCO CORP.(b)	54,377	48,744
37,400	AIR LEASE CORP.(b)	1,008,656	718,080
3,450	AMETEK, INC.	73,220	113,746
13,900	AMR CORP.(b)	48,593	41,144
7,700	AVERY DENNISON CORP.	308,588	193,116
2,700	BABCOCK & WILCOX (THE) CO.(b)	35,478	52,785
1,700	BE AEROSPACE, INC.(b)	47,626	56,287
17,000	BOEING (THE) CO.	402,135	1,028,670
3,400	C.H. ROBINSON WORLDWIDE, INC.	164,205	232,798
2,200	CARLISLE COS., INC.	45,116	70,136
11,004	CATERPILLAR, INC.	295,368	812,535
2,500	CHICAGO BRIDGE & IRON CO. N.V. (REGISTERED)(c)	50,995	71,575
2,500	CINTAS CORP.	70,284	70,350
2,027	CON-WAY, INC.	44,529	44,858
1,400	COOPER INDUSTRIES PLC	60,725	64,568
800	COPA HOLDINGS S.A., CLASS A(c)	32,618	49,016
2,600	CORRECTIONS CORP. OF AMERICA(b)	49,022	58,994
3,948	CRANE CO.	66,572	140,904
27,900	CSX CORP.	97,923	520,893
3,800	CUMMINS, INC.	53,831	310,308
11,163	DANAHER CORP.	255,642	468,176
7,300	DEERE & CO.	199,160	471,361
38,405	DIGITALGLOBE, INC.(b)	1,152,061	746,209
1,600	DONALDSON CO., INC.	63,714	87,680
3,325	DOVER CORP.	122,574	154,945
1,987	DUN & BRADSTREET (THE) CORP.	49,383	121,724
8,400	EATON CORP.	158,064	298,200
34,425	EMCOR GROUP, INC.(b)	972,737	699,860
15,500	EMERSON ELECTRIC CO.	422,332	640,305
1,800	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	57,067	72,990
3,800	FASTENAL CO.	62,224	126,464
6,653	FEDEX CORP.	130,734	450,275
2,550	FLUOR CORP.	52,518	118,702
300	GARDNER DENVER, INC.	16,684	19,065
1,400	GATX CORP.	24,276	43,386
2,500	GENERAL CABLE CORP.(b)	60,825	58,375
293,800	GENERAL ELECTRIC CO.	4,952,970	4,477,512
3,200	GOODRICH CORP.	95,088	386,176
4,800	GRAFTECH INTERNATIONAL LTD.(b)	68,496	60,960
1,600	HARSCO CORP.	28,236	31,024
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	58,740
9,188	HONEYWELL INTERNATIONAL, INC.	279,204	403,445
1,200	HUBBELL, INC., CLASS B	43,310	59,448
610	HUNTINGTON INGALLS INDUSTRIES, INC.(b)	14,978	14,841
2,500	IDEX CORP.	58,238	77,900
700	IHS, INC., CLASS A(b)	30,838	52,367
4,824	ILLINOIS TOOL WORKS, INC.	155,812	200,678
5,400	IRON MOUNTAIN, INC.	121,527	170,748
49,600	ITT CORP.	2,796,334	2,083,200
2,100	J.B. HUNT TRANSPORT SERVICES, INC.	40,530	75,852
2,068	JACOBS ENGINEERING GROUP, INC.(b)	46,598	66,776
2,038	JOY GLOBAL, INC.	92,539	127,130
2,900	KANSAS CITY SOUTHERN(b)	46,328	144,884
2,800	KBR, INC.	55,655	66,164
1,200	L-3 COMMUNICATIONS HOLDINGS, INC.	56,882	74,364
1,200	LANDSTAR SYSTEM, INC.	38,351	47,472
900	LENNOX INTERNATIONAL, INC.	26,811	23,202
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	40,614
2,600	LOCKHEED MARTIN CORP.	74,846	188,864
2,475	MANPOWER, INC.	81,958	83,210
13,200	MASCO CORP.	97,548	93,984
34,625	MASTEC, INC.(b)	500,464	609,746
700	NORDSON CORP.	29,470	27,818
5,360	NORFOLK SOUTHERN CORP.	121,639	327,067
3,660	NORTHROP GRUMMAN CORP.	139,878	190,906
6,300	OSHKOSH CORP.(b)	109,053	99,162

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
1,100	OWENS CORNING(b)	$22,578	23,848
8,389	PACCAR, INC.	91,278	283,716
2,200	PALL CORP.	55,214	93,280
2,850	PARKER HANNIFIN CORP.	123,853	179,921
600	PENTAIR, INC.	17,889	19,206
2,100	PRECISION CASTPARTS CORP.	126,967	326,466
41,200	QUANTA SERVICES, INC.(b)	809,522	774,148
3,000	R.R. DONNELLEY & SONS CO.	43,590	42,360
5,700	RAYTHEON CO.	160,192	232,959
49,718	REPUBLIC SERVICES, INC.	1,348,686	1,395,087
5,250	ROCKWELL AUTOMATION, INC.	73,987	294,000
5,214	ROCKWELL COLLINS, INC.	154,727	275,091
300	ROPER INDUSTRIES, INC.	19,526	20,673
600	RYDER SYSTEM, INC.	24,336	22,506
700	SNAP-ON, INC.	17,991	31,080
20,400	SOUTHWEST AIRLINES CO.	154,768	164,016
54,045	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	1,246,466	862,018
300	SPX CORP.	11,766	13,593
2,557	STANLEY BLACK & DECKER, INC.	72,048	125,549
2,000	STERICYCLE, INC.(b)	95,284	161,440
97,000	TEXTRON, INC.	2,350,672	1,711,080
10,500	TYCO INTERNATIONAL LTD.(c)	388,274	427,875
7,600	UNION PACIFIC CORP.	219,426	620,692
6,340	UNITED PARCEL SERVICE, INC., CLASS B	318,903	400,371
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,185,566
33,025	UNIVERSAL FOREST PRODUCTS, INC.	1,164,401	794,251
21,735	URS CORP.(b)	957,699	644,660
2,000	USG CORP.(b)	12,350	13,460
4,100	UTI WORLDWIDE, INC.(c)	50,357	53,464
1,700	W.W. GRAINGER, INC.	74,317	254,218
1,966	WABCO HOLDINGS, INC.(b)	30,197	74,433
700	WABTEC CORP.	25,602	37,009
1,650	WASTE CONNECTIONS, INC.	29,915	55,803
8,650	WASTE MANAGEMENT, INC.	135,675	281,644
		29,409,476	32,788,781	10.90%
Information Technology:
8,100	ACCENTURE PLC, CLASS A(c)	365,109	426,708
5,600	ACTIVISION BLIZZARD, INC.	9,966	66,640
6,224	ADOBE SYSTEMS, INC.(b)	79,363	150,434
14,300	ADVANCED MICRO DEVICES, INC.(b)	64,278	72,644
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,920	65,604
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	148,320
5,000	ALTERA CORP.	94,155	157,650
200	AMPHENOL CORP., CLASS A	8,409	8,154
8,600	ANALOG DEVICES, INC.	120,368	268,750
2,400	ANSYS, INC.(b)	81,726	117,696
15,000	APPLE, INC.(b)	411,858	5,717,700
700	ARROW ELECTRONICS, INC.(b)	18,814	19,446
53,400	ATMI, INC.(b)	1,043,675	844,788
1,686	AUTODESK, INC.(b)	32,709	46,837
4,066	AUTOMATIC DATA PROCESSING, INC.	132,231	191,712
59,130	AVNET, INC.(b)	1,932,176	1,542,110
70,325	BENCHMARK ELECTRONICS, INC.(b)	1,211,936	914,928
4,550	BMC SOFTWARE, INC.(b)	89,322	175,448
9,791	BROADCOM CORP., CLASS A(b)	160,225	325,942
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,319	43,905
4,200	CADENCE DESIGN SYSTEMS, INC.(b)	24,003	38,808
105,450	CISCO SYSTEMS, INC.	160,814	1,633,420
4,234	CITRIX SYSTEMS, INC.(b)	47,866	230,880
6,300	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,624	395,010
127,025	COMPUWARE CORP.(b)	1,335,942	973,012
6,700	CORELOGIC, INC.(b)	76,313	71,489
21,700	CORNING, INC.	154,491	268,212
1,300	CREE, INC.(b)	33,512	33,774
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	8,499	40,419
17,650	DELL, INC.(b)	255,615	249,748
2,000	DOLBY LABORATORIES, INC., CLASS A(b)	43,420	54,880

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
14,300	EBAY, INC.(b)	$312,035	421,707
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	48,385
34,310	EMC CORP.(b)	233,560	720,167
900	EQUINIX, INC.(b)	69,755	79,947
1,300	F5 NETWORKS, INC.(b)	30,063	92,365
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	189,745
3,950	FISERV, INC.(b)	108,064	200,542
1,400	FLIR SYSTEMS, INC.	30,177	35,070
1,400	FORTINET, INC.(b)	24,304	23,520
1,000	GLOBAL PAYMENTS, INC.	33,115	40,390
4,067	GOOGLE, INC., CLASS A(b)	1,221,503	2,091,983
2,800	HARRIS CORP.	37,337	95,676
54,557	HEWLETT-PACKARD CO.	1,224,982	1,224,805
5,200	INGRAM MICRO, INC., CLASS A(b)	68,614	83,876
138,725	INTEL CORP.	1,017,830	2,959,004
17,841	INTERNATIONAL BUSINESS MACHINES CORP.	1,426,429	3,122,710
5,000	INTUIT, INC.(b)	103,285	237,200
1,900	ITRON, INC.(b)	65,968	56,050
900	JABIL CIRCUIT, INC.	14,927	16,011
4,667	JUNIPER NETWORKS, INC.(b)	75,460	80,552
2,600	KLA-TENCOR CORP.	86,094	99,528
3,000	LAM RESEARCH CORP.(b)	83,706	113,940
3,700	LENDER PROCESSING SERVICES, INC.	55,722	50,653
2,000	LEXMARK INTERNATIONAL, INC., CLASS A(b)	30,530	54,060
5,400	LINEAR TECHNOLOGY CORP.	119,475	149,310
400	LINKEDIN CORP., CLASS A(b)	25,488	31,232
23,700	LSI CORP.(b)	99,658	122,766
5,900	MARVELL TECHNOLOGY GROUP LTD.(b)(c)	29,824	85,727
1,700	MASTERCARD, INC., CLASS A	182,282	539,172
7,000	MAXIM INTEGRATED PRODUCTS, INC.	125,147	163,310
32,500	MICREL, INC.	442,048	307,775
4,200	MICROCHIP TECHNOLOGY, INC.	66,924	130,662
15,300	MICRON TECHNOLOGY, INC.(b)	68,620	77,112
1,000	MICROS SYSTEMS, INC.(b)	26,215	43,910
123,950	MICROSOFT CORP.	535,441	3,085,116
3,700	MOTOROLA MOBILITY HOLDINGS, INC.(b)	57,454	139,786
56,428	MOTOROLA SOLUTIONS, INC.	2,240,348	2,364,333
4,200	NETAPP, INC.(b)	94,994	142,548
4,800	NEUSTAR, INC., CLASS A(b)	79,848	120,672
1,600	NOVELLUS SYSTEMS, INC.(b)	40,000	43,616
4,800	NUANCE COMMUNICATIONS, INC.(b)	63,624	97,728
8,900	NVIDIA CORP.(b)	60,716	111,250
4,000	ON SEMICONDUCTOR CORP.(b)	30,100	28,680
70,462	ORACLE CORP.	105,191	2,025,078
6,266	PAYCHEX, INC.	76,160	165,234
54,200	POWER-ONE, INC.(b)	480,929	243,900
22,200	QUALCOMM, INC.	562,630	1,079,586
4,200	RED HAT, INC.(b)	61,669	177,492
136,275	RF MICRO DEVICES, INC.(b)	849,403	863,984
1,100	RIVERBED TECHNOLOGY, INC.(b)	23,815	21,956
2,300	ROVI CORP.(b)	55,714	98,854
2,000	SAIC, INC.(b)	24,560	23,620
1,900	SALESFORCE.COM, INC.(b)	86,710	217,132
5,300	SANDISK CORP.(b)	51,148	213,855
6,500	SEAGATE TECHNOLOGY PLC(c)	61,132	66,820
8,577	SUNPOWER CORP., CLASS A(b)	81,331	69,388
15,519	SYMANTEC CORP.(b)	88,098	252,960
1,500	SYNOPSYS, INC.(b)	24,907	36,540
26,450	TE CONNECTIVITY LTD.(c)	876,308	744,303
14,300	TELLABS, INC.	64,350	61,347
4,500	TERADATA CORP.(b)	73,317	240,885
4,400	TERADYNE, INC.(b)	40,150	48,444
17,400	TEXAS INSTRUMENTS, INC.	280,527	463,710
2,500	TRIMBLE NAVIGATION LTD.(b)	38,162	83,875
7,500	VISA, INC., CLASS A	543,213	642,900
7,800	VISHAY INTERTECHNOLOGY, INC.(b)	48,931	65,208
557	VISHAY PRECISION GROUP, INC.(b)	5,692	7,341
1,500	VMWARE, INC., CLASS A(b)	47,284	120,570

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
2,666	WEBMD HEALTH CORP.(b)	$58,227	80,380
49,525	WEBSENSE, INC.(b)	1,048,348	856,783
5,900	WESTERN DIGITAL CORP.(b)	91,433	151,748
14,207	XEROX CORP.	94,177	99,023
6,750	XILINX, INC.	47,180	185,220
15,940	YAHOO!, INC.(b)	136,630	209,770
		25,288,198	44,835,565	14.91%
Materials:
3,375	AIR PRODUCTS & CHEMICALS, INC.	165,820	257,749
400	AIRGAS, INC.	16,882	25,528
1,300	ALBEMARLE CORP.	29,152	52,520
16,800	ALCOA, INC.	175,346	160,776
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	59,184
3,500	ALLIED NEVADA GOLD CORP.(b)	105,490	125,335
55,000	ANGLOGOLD ASHANTI LTD. ADR(c)(d)	2,570,646	2,274,800
800	APTARGROUP, INC.	27,324	35,736
1,600	ASHLAND, INC.	47,358	70,624
124,725	AURICO GOLD, INC.(b)(c)	966,685	1,177,053
3,064	BALL CORP.	11,968	95,045
3,000	BEMIS CO., INC.	66,889	87,930
1,300	CF INDUSTRIES HOLDINGS, INC.	124,851	160,407
1,700	CLIFFS NATURAL RESOURCES, INC.	42,763	86,989
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	33,390
40,505	CROWN HOLDINGS, INC.(b)	1,226,421	1,239,858
700	CYTEC INDUSTRIES, INC.	25,564	24,598
1,000	DOMTAR CORP.(c)	52,480	68,170
11,000	DOW CHEMICAL (THE) CO.	238,011	247,060
13,025	E.I. DU PONT DE NEMOURS & CO.	385,472	520,609
438	EAGLE MATERIALS, INC.	1,727	7,293
1,500	EASTMAN CHEMICAL CO.	58,011	102,795
3,371	ECOLAB, INC.	113,674	164,808
20,496	FREEPORT-MCMORAN COPPER & GOLD, INC.	517,188	624,103
900	GREIF, INC., CLASS A	27,103	38,601
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,230	207,058
9,431	INTERNATIONAL PAPER CO.	117,152	219,271
2,300	KRONOS WORLDWIDE, INC.	42,780	36,984
3,600	LYONDELLBASELL INDUSTRIES N.V., CLASS A(c)	106,560	87,948
700	MARTIN MARIETTA MATERIALS, INC.	27,965	44,254
2,875	MEADWESTVACO CORP.	30,334	70,610
10,115	MONSANTO CO.	47,604	607,305
4,400	MOSAIC (THE) CO.	150,149	215,468
1,700	NALCO HOLDING CO.	51,960	59,466
54,100	NEWMONT MINING CORP.	2,751,951	3,402,890
5,844	NUCOR CORP.	99,313	184,904
5,950	OWENS-ILLINOIS, INC.(b)	91,876	89,964
2,100	PACKAGING CORP. OF AMERICA	30,902	48,930
3,986	PPG INDUSTRIES, INC.	180,558	281,650
6,450	PRAXAIR, INC.	258,706	602,946
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	74,822
1,100	ROYAL GOLD, INC.	53,182	70,466
6,500	RPM INTERNATIONAL, INC.	72,503	121,550
26,125	RTI INTERNATIONAL METALS, INC.(b)	617,560	609,235
200	SCOTTS MIRACLE-GRO (THE) CO., CLASS A	7,195	8,920
2,500	SEALED AIR CORP.	45,225	41,750
1,585	SHERWIN-WILLIAMS (THE) CO.	72,399	117,797
3,600	SONOCO PRODUCTS CO.	74,519	101,628
3,200	SOUTHERN COPPER CORP.	38,448	79,968
8,700	STEEL DYNAMICS, INC.	95,178	86,304
2,000	TEMPLE-INLAND, INC.	22,890	62,740
3,200	VALSPAR CORP.	68,240	99,872
2,100	VULCAN MATERIALS CO.	63,441	57,876
1,800	WALTER ENERGY, INC.	42,609	108,018
		12,465,513	15,541,555	5.17%
Telecommunication Services:
3,350	AMERICAN TOWER CORP., CLASS A(b)	153,516	180,230
128,715	AT&T, INC.	3,085,810	3,670,952
31,600	CLEARWIRE CORP., CLASS A(b)	78,368	73,628

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Telecommunication Services (Cont’d):
4,600	CROWN CASTLE INTERNATIONAL CORP.(b)	$194,396	187,082
40,100	FRONTIER COMMUNICATIONS CORP.	253,833	245,011
4,400	NII HOLDINGS, INC.(b)	133,628	118,580
5,000	TELEPHONE & DATA SYSTEMS, INC.	109,150	106,250
51,483	VERIZON COMMUNICATIONS, INC.	1,529,395	1,894,574
		5,538,096	6,476,307	2.15%
Utilities:
10,400	AES (THE) CORP.(b)	105,450	101,504
4,500	AGL RESOURCES, INC.	135,198	183,330
1,000	ALLIANT ENERGY CORP.	24,835	38,680
1,600	AMEREN CORP.	40,872	47,632
9,200	AMERICAN ELECTRIC POWER CO., INC.	289,948	349,784
36,935	AMERICAN WATER WORKS CO., INC.	905,525	1,114,699
1,888	AQUA AMERICA, INC.	32,248	40,724
33,100	BLACK HILLS CORP.	999,432	1,014,184
8,600	CALPINE CORP.(b)	57,319	121,088
5,800	CENTERPOINT ENERGY, INC.	66,308	113,796
10,200	CMS ENERGY CORP.	144,342	201,858
4,589	CONSOLIDATED EDISON, INC.	184,849	261,665
2,715	CONSTELLATION ENERGY GROUP, INC.	79,463	103,333
8,862	DOMINION RESOURCES, INC.	284,452	449,924
1,100	DPL, INC.	24,480	33,154
2,800	DTE ENERGY CO.	105,289	137,256
22,213	DUKE ENERGY CORP.	248,268	444,038
8,525	EDISON INTERNATIONAL	182,117	326,081
3,064	ENTERGY CORP.	60,101	203,112
6,500	EXELON CORP.	245,607	276,965
3,500	FIRSTENERGY CORP.	135,258	157,185
8,700	GREAT PLAINS ENERGY, INC.	157,250	167,910
37,200	HAWAIIAN ELECTRIC INDUSTRIES, INC.	827,998	903,216
3,500	ITC HOLDINGS CORP.	154,843	271,005
1,500	NATIONAL FUEL GAS CO.	38,322	73,020
4,000	NEXTERA ENERGY, INC.	157,876	216,080
6,900	NISOURCE, INC.	111,901	147,522
2,600	NORTHEAST UTILITIES	64,649	87,490
5,500	NRG ENERGY, INC.(b)	108,207	116,655
1,800	NSTAR	60,859	80,658
6,200	NV ENERGY, INC.	76,954	91,202
2,400	OGE ENERGY CORP.	43,344	114,696
1,000	ONEOK, INC.	31,518	66,040
4,028	PEPCO HOLDINGS, INC.	71,539	76,210
7,700	PG&E CORP.	145,781	325,787
2,400	PINNACLE WEST CAPITAL CORP.	71,637	103,056
63,425	PNM RESOURCES, INC.	779,548	1,042,073
700	PPL CORP.	11,190	19,978
4,600	PROGRESS ENERGY, INC.	166,393	237,912
5,984	PUBLIC SERVICE ENTERPRISE GROUP, INC.	171,531	199,686
67,975	QUESTAR CORP.	1,151,883	1,203,837
4,800	SCANA CORP.	166,536	194,160
2,700	SEMPRA ENERGY	124,368	139,050
11,300	SOUTHERN CO.	258,573	478,781
7,600	TECO ENERGY, INC.	90,842	130,188
3,100	UGI CORP.	51,202	81,437
1,400	WESTAR ENERGY, INC.	25,767	36,988
4,820	WISCONSIN ENERGY CORP.	46,469	150,818
4,825	XCEL ENERGY, INC.	43,342	119,129
		9,561,683	12,594,576	4.19%
	Sub-total Common Stocks:	214,441,071	279,466,339	92.92%
Rights:
Health Care:
700	SANOFI(b)(c)	-	742
	Sub-total Rights:	-	742	0.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care:
Short-Term Investments:
20,379,852	NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	$20,379,852	20,379,852
	Sub-total Short-Term Investments:	20,379,852	20,379,852	6.77%
	Grand total(f)	$234,820,923	299,846,933	99.69%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of September 30, 2011, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 6.16% of net assets.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.13% of net assets.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.

At December 31, 2010, the value of the Fund’s investment in the Government Select Portfolio of the Northern Institutional Funds was approximately $24,212,191 with net sales of approximately $3,832,339 during the nine months ended September 30, 2011.

(f)

At September 30, 2011, the cost for Federal income tax purposes was $235,036,843. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$86,556,524
Gross unrealized depreciation	(21,746,434)
Net unrealized appreciation	$64,810,090

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Growth Fund (unaudited)
September 30, 2011

Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Growth Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Growth Fund as of September 30, 2011, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks	$279,466,339	$—	$—	$279,466,339
Rights	742	—	—	742
Short-Term Investments	20,379,852	—	—	20,379,852
Total	$299,846,933	$—	$—	$299,846,933

For the Growth Fund, 100% of the investment value is comprised of equity securities, rights and short term investments. See the Fund’s Schedule of Investments for industry classification.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on December 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have signifiantlly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Growth Fund (unaudited)
September 30, 2011

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
19,000	ARBITRON, INC.	$777,999	628,520
12,619	BELO CORP., CLASS A	66,751	61,707
73,946	BLACK DIAMOND, INC.(b)	496,401	482,128
40,139	CENTURY CASINOS, INC.(b)	79,498	105,164
8,960	CHEROKEE, INC.	157,165	115,136
22,885	CHILDREN’S PLACE RETAIL STORES (THE), INC.(b)	933,793	1,064,839
112,535	COOPER TIRE & RUBBER CO.	2,017,149	1,225,506
32,504	COST PLUS, INC.(b)	207,920	204,775
157,000	DENNY’S CORP.(b)	608,569	522,810
25,535	DGSE COS., INC.(b)	65,427	206,834
221,585	ENTERCOM COMMUNICATIONS CORP., CLASS A(b)	1,702,537	1,163,321
300,560	EXIDE TECHNOLOGIES(b)	1,900,890	1,202,240
28,500	GAYLORD ENTERTAINMENT CO.(b)	666,790	551,190
12,224	GENESCO, INC.(b)	306,366	629,903
264,575	HANCOCK FABRICS, INC.(b)	357,611	219,597
28,500	HANESBRANDS, INC.(b)	652,515	712,785
152,361	ICONIX BRAND GROUP, INC.(b)	1,854,371	2,407,304
9,256	JOHNSON OUTDOORS, INC., CLASS A(b)	137,958	142,357
31,000	MADISON SQUARE GARDEN (THE) CO., CLASS A(b)	599,247	706,800
151,379	MAIDENFORM BRANDS, INC.(b)	3,827,412	3,543,782
25,000	MARCUS CORP.	276,610	248,750
14,057	MOTORCAR PARTS OF AMERICA, INC.(b)	155,635	115,689
6,364	MTR GAMING GROUP, INC.(b)	17,922	12,474
14,795	O’CHARLEYS, INC.(b)	100,199	87,882
85,570	OUTDOOR CHANNEL HOLDINGS, INC.(b)	521,283	489,460
37,000	PENSKE AUTOMOTIVE GROUP, INC.	723,337	592,000
6,885	PEP BOYS-MANNY, MOE & JACK	99,187	67,955
25,000	PETSMART, INC.	538,857	1,066,250
108,749	PIER 1 IMPORTS, INC.(b)	1,180,622	1,063,565
26,470	RED ROBIN GOURMET BURGERS, INC.(b)	928,371	637,662
38,659	ROCKY BRANDS, INC.(b)	324,736	383,884
65,000	SALLY BEAUTY HOLDINGS, INC.(b)	562,956	1,079,000
44,021	SEALY CORP.(b)	109,064	65,151
7,690	SHILOH INDUSTRIES, INC.	88,974	68,979
11,178	STANDARD MOTOR PRODUCTS, INC.	143,311	144,979
22,084	STEINWAY MUSICAL INSTRUMENTS, INC.(b)	510,278	476,131
137,280	STONERIDGE, INC.(b)	1,346,855	716,602
10,888	SUMMER INFANT, INC.(b)	73,936	71,861
17,793	TANDY LEATHER FACTORY, INC.(b)	81,843	81,848
29,514	TUESDAY MORNING CORP.(b)	125,249	103,889
61,244	UNIVERSAL ELECTRONICS, INC.(b)	1,593,651	1,003,789
16,796	US AUTO PARTS NETWORK, INC.(b)	107,327	85,156
14,000	VAIL RESORTS, INC.	517,107	529,060
56,857	VALASSIS COMMUNICATIONS, INC.(b)	1,622,247	1,065,500
29,151	WET SEAL (THE), INC., CLASS A(b)	110,945	130,597
78,974	WOLVERINE WORLD WIDE, INC.	2,292,422	2,625,886
28,000	WYNDHAM WORLDWIDE CORP.	695,522	798,280
		32,264,815	29,708,977	14.14%
Consumer Staples:
11,139	CENTRAL GARDEN AND PET CO.(b)	109,215	76,859
8,712	CHIQUITA BRANDS INTERNATIONAL, INC.(b)	120,865	72,658
238,242	COTT CORP.(b)(c)	1,979,301	1,622,428
45,000	DARLING INTERNATIONAL, INC.(b)	816,947	566,550
40,500	FLOWERS FOODS, INC.	511,723	788,130
32,943	MEDIFAST, INC.(b)	749,537	532,029
17,996	OMEGA PROTEIN CORP.(b)	106,672	163,404
12,057	PANTRY (THE), INC.(b)	174,975	146,251
7,429	SENECA FOODS CORP., CLASS A(b)	177,314	147,094
5,200	SPARTAN STORES, INC.	65,658	80,496
83,059	SPECTRUM BRANDS HOLDINGS, INC.(b)	2,308,798	1,961,854
25,138	TREEHOUSE FOODS, INC.(b)	1,179,215	1,554,534
		8,300,220	7,712,287	3.67%
Energy:
30,150	BILL BARRETT CORP.(b)	1,136,495	1,092,636
82,127	CARRIZO OIL & GAS, INC.(b)	2,501,436	1,769,837
55,881	COMPLETE PRODUCTION SERVICES, INC.(b)	1,650,144	1,053,357

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
11,000	CONTANGO OIL & GAS CO.(b)	$487,508	601,810
28,391	CVR ENERGY, INC.(b)	639,210	600,186
62,847	DHT HOLDINGS, INC.(c)	252,168	128,208
11,000	DRIL-QUIP, INC.(b)	534,766	593,010
49,000	EXCO RESOURCES, INC.	776,223	525,280
31,604	GEOPETRO RESOURCES CO.(b)	11,167	9,797
3,011	GEORESOURCES, INC.(b)	61,845	53,566
241,939	GMX RESOURCES, INC.(b)	1,131,706	549,201
28,000	GULFPORT ENERGY CORP.(b)	896,991	677,040
133,621	HERCULES OFFSHORE, INC.(b)	615,947	390,173
48,133	MAGELLAN PETROLEUM CORP.(b)	80,183	57,760
46,000	MCDERMOTT INTERNATIONAL, INC.(b)	559,629	494,960
32,000	OASIS PETROLEUM, INC.(b)	564,228	714,560
150,314	PIONEER DRILLING CO.(b)	1,255,441	1,079,255
20,000	QEP RESOURCES, INC.	740,019	541,400
31,222	SUPERIOR ENERGY SERVICES, INC.(b)	598,248	819,265
63,739	TESCO CORP.(b)	610,490	739,372
		15,103,844	12,490,673	5.95%
Financials:
20,894	ABINGTON BANCORP, INC.	175,895	150,437
4,398	AMERICAN SAFETY INSURANCE HOLDINGS LTD.(b)	89,930	80,923
28,835	AMTRUST FINANCIAL SERVICES, INC.	311,186	641,867
27,000	ARTHUR J. GALLAGHER & CO.	562,570	710,100
31,684	ASPEN INSURANCE HOLDINGS LTD.(c)	765,597	729,999
19,964	ASSOCIATED ESTATES REALTY CORP.	282,616	308,643
132,999	BANCORP (THE), INC.(b)	1,259,867	952,273
47,669	BANKUNITED, INC.	1,299,180	989,608
7,419	BERKSHIRE HILLS BANCORP, INC.	163,389	137,029
124,968	BRANDYWINE REALTY TRUST	1,469,650	1,000,994
12,238	BROOKLINE BANCORP, INC.	117,503	94,355
65,000	CAPITOL FEDERAL FINANCIAL, INC.	768,473	686,400
61,522	CAPLEASE, INC.	127,497	222,094
35,000	CBOE HOLDINGS, INC.	848,346	856,450
58,695	CHESAPEAKE LODGING TRUST	961,685	708,449
31,930	COMMUNITY TRUST BANCORP, INC.	886,419	743,650
54,006	CORPORATE OFFICE PROPERTIES TRUST	1,670,863	1,176,251
49,390	DELPHI FINANCIAL GROUP, INC., CLASS A	1,115,769	1,062,873
36,271	EDUCATION REALTY TRUST, INC.	261,465	311,568
5,814	EHEALTH, INC.(b)	71,672	79,419
3,940	EMC INSURANCE GROUP, INC.	88,020	72,496
50,000	EPOCH HOLDING CORP.	662,894	678,500
37,500	FEDERATED INVESTORS, INC., CLASS B	940,582	657,375
49,000	FIRST AMERICAN FINANCIAL CORP.	686,145	627,200
97,621	FIRST MERCHANTS CORP.	632,664	688,228
77,000	FIRST NIAGARA FINANCIAL GROUP, INC.	1,110,190	704,550
5,153	FIRST PACTRUST BANCORP, INC.	70,501	58,383
14,155	FIRST POTOMAC REALTY TRUST	138,270	176,513
50,000	FORESTAR GROUP, INC.(b)	940,728	545,500
13,461	GLADSTONE CAPITAL CORP.	105,347	92,343
14,629	GLIMCHER REALTY TRUST	89,719	103,573
19,619	HALLMARK FINANCIAL SERVICES, INC.(b)	137,209	144,592
10,617	HERITAGE FINANCIAL CORP.	132,888	117,212
10,024	HFF, INC., CLASS A(b)	90,229	87,610
48,080	HOME FEDERAL BANCORP, INC.	611,641	375,986
27,976	HORACE MANN EDUCATORS CORP.	366,657	319,206
7,470	HORIZON BANCORP	100,149	197,656
12,394	HUDSON PACIFIC PROPERTIES, INC.	169,286	144,142
27,205	IBERIABANK CORP.	1,372,647	1,280,267
69,466	INVESTORS BANCORP, INC.(b)	960,603	877,356
35,719	INVESTORS CAPITAL HOLDINGS LTD.(b)	151,806	185,024
8,999	KAISER FEDERAL FINANCIAL GROUP, INC.	89,990	106,188
9,852	KITE REALTY GROUP TRUST	36,682	36,058
25,000	LEGG MASON, INC.	625,206	642,750
68,123	MEDICAL PROPERTIES TRUST, INC.	654,078	609,701
125,000	MF GLOBAL HOLDINGS LTD.(b)	898,258	516,250
6,600	MIDSOUTH BANCORP, INC.	97,614	70,950
58,961	MISSION WEST PROPERTIES, INC.	401,527	447,514
20,897	NATIONAL FINANCIAL PARTNERS CORP.(b)	245,242	228,613

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
48,845	NATIONAL RETAIL PROPERTIES, INC.	$792,325	1,312,465
154,793	NGP CAPITAL RESOURCES CO.	1,484,830	1,012,346
131,255	NORTHWEST BANCSHARES, INC.	1,345,786	1,563,247
55,000	ORITANI FINANCIAL CORP.	694,042	707,300
10,928	PACIFIC CONTINENTAL CORP.	101,008	77,480
40,707	PACWEST BANCORP	839,352	567,456
13,111	PARK STERLING CORP.(b)	80,326	44,840
115,363	PHOENIX (THE) COS., INC.(b)	293,646	140,743
35,697	PLATINUM UNDERWRITERS HOLDINGS LTD.(c)	1,144,800	1,097,683
42,757	PRESIDENTIAL LIFE CORP.	424,376	351,463
81,865	PRIVATEBANCORP, INC.	1,175,013	615,625
15,438	PROVIDENT NEW YORK BANCORP	148,162	89,849
41,187	REDWOOD TRUST, INC.	524,659	460,059
9,471	RENASANT CORP.	151,594	120,566
72,000	ROCKVILLE FINANCIAL, INC.	736,429	682,560
4,346	SCBT FINANCIAL CORP.	136,025	107,259
1,412	SI FINANCIAL GROUP, INC.	13,301	13,301
7,026	SOUTHSIDE BANCSHARES, INC.	140,417	126,538
12,198	STELLARONE CORP.	175,812	121,370
16,012	SUNSTONE HOTEL INVESTORS, INC.(b)	96,282	91,108
35,000	TERRITORIAL BANCORP, INC.	553,273	670,250
33,600	TOWER BANCORP, INC.	747,386	703,584
89,840	UMPQUA HOLDINGS CORP.	974,762	789,694
13,331	UNITED FINANCIAL BANCORP, INC.	172,645	182,501
15,362	UNIVEST CORP. OF PENNSYLVANIA	256,796	204,775
20,364	URSTADT BIDDLE PROPERTIES, INC., CLASS A	352,170	325,213
52,500	VIEWPOINT FINANCIAL GROUP	669,191	601,125
108,637	WALKER & DUNLOP, INC.(b)	1,283,279	1,262,362
35,000	WALTER INVESTMENT MANAGEMENT CORP.	465,880	802,550
10,087	WASHINGTON BANKING CO.	140,436	98,147
91,922	WESTFIELD FINANCIAL, INC.	928,902	605,766
19,600	WINTRUST FINANCIAL CORP.	682,829	505,876
		43,542,078	38,490,219	18.32%
Health Care:
16,600	ACCESS PLANS, INC.(b)	43,346	43,160
21,528	AFFYMETRIX, INC.(b)	113,737	105,487
34,172	ALPHATEC HOLDINGS, INC.(b)	89,722	72,103
13,001	AMERICAN DENTAL PARTNERS, INC.(b)	165,496	125,590
21,000	AMERISOURCEBERGEN CORP.	346,011	782,670
7,914	BIOCLINICA, INC.(b)	40,001	38,699
20,457	BIOCRYST PHARMACEUTICALS, INC.(b)	71,173	56,461
78,013	BIO-REFERENCE LABS, INC.(b)	1,609,277	1,436,219
21,285	BIOSCRIP, INC.(b)	94,580	135,372
34,431	CATALYST HEALTH SOLUTIONS, INC.(b)	1,038,438	1,986,324
11,633	CONMED HEALTHCARE MANAGEMENT, INC.(b)	44,226	43,973
26,836	CONTINUCARE CORP.(b)	170,446	171,214
11,180	DGT HOLDINGS CORP.(b)	89,698	92,459
129,040	EMDEON, INC., CLASS A(b)	1,621,482	2,424,662
37,000	HANGER ORTHOPEDIC GROUP, INC.(b)	718,063	698,930
111,150	HEALTHSOUTH CORP.(b)	1,829,282	1,659,470
88,390	HEALTHSPRING, INC.(b)	1,492,020	3,222,699
10,692	HEALTHSTREAM, INC.(b)	67,075	137,178
15,381	HESKA CORP.(b)	143,579	132,584
62,600	HILL-ROM HOLDINGS, INC.	1,802,289	1,879,252
11,346	INTEGRAMED AMERICA, INC.(b)	87,872	89,974
4,720	MEDIWARE INFORMATION SYSTEMS(b)	53,485	53,997
15,310	MEDTOX SCIENTIFIC, INC.	178,719	200,408
100,972	MOLINA HEALTHCARE, INC.(b)	2,217,145	1,559,008
10,798	OMNICELL, INC.(b)	153,899	148,796
38,460	ORTHOFIX INTERNATIONAL N.V.(b)(c)	915,720	1,327,255
22,000	PATTERSON COS., INC.	514,141	629,860
14,740	PDI, INC.(b)	104,073	98,758
14,000	PERRIGO CO.	277,740	1,359,540
25,443	REPLIGEN CORP.(b)	93,254	83,199
26,510	SPECTRANETICS CORP.(b)	134,320	189,281
38,801	ZOLL MEDICAL CORP.(b)	1,018,164	1,464,350
		17,338,473	22,448,932	10.68%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials:
19,000	A.O. SMITH CORP.	$767,665	608,570
49,450	ACTUANT CORP., CLASS A	923,468	976,638
15,000	ACUITY BRANDS, INC.	533,328	540,600
28,000	AECOM TECHNOLOGY CORP.(b)	647,342	494,760
319,122	AIR TRANSPORT SERVICES GROUP, INC.(b)	1,709,275	1,381,798
139,543	APAC CUSTOMER SERVICES, INC.(b)	864,097	1,188,906
13,429	ASTRONICS CORP.(b)	260,664	379,369
1,343	ASTRONICS CORP., CLASS B(b)	28,485	36,997
52,000	AVIS BUDGET GROUP, INC.(b)	706,157	502,840
22,978	AZZ, INC.	688,003	890,857
32,000	BABCOCK & WILCOX (THE) CO.(b)	726,567	625,600
46,589	BELDEN, INC.	1,590,077	1,201,530
11,565	BREEZE-EASTERN CORP.(b)	82,719	107,439
6,455	CASCADE CORP.	167,661	215,533
23,542	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	136,225	123,831
25,247	CECO ENVIRONMENTAL CORP.	142,715	144,665
28,000	CHICAGO BRIDGE & IRON CO. N.V. (REGISTERED)(c)	512,430	801,640
1,894	CIRCOR INTERNATIONAL, INC.	57,607	55,627
45,000	COLFAX CORP.(b)	462,828	911,700
176,344	COMMERCIAL VEHICLE GROUP, INC.(b)	1,443,273	1,158,580
3,740	DUCOMMUN, INC.	65,538	56,025
6,698	DXP ENTERPRISES, INC.(b)	103,879	126,123
5,400	ENNIS, INC.	69,365	70,524
20,000	ENPRO INDUSTRIES, INC.(b)	569,233	593,600
45,650	ESCO TECHNOLOGIES, INC.	1,591,380	1,164,075
66,779	FEDERAL SIGNAL CORP.	406,990	295,163
29,000	FOSTER WHEELER A.G.(b)(c)	640,562	515,910
11,679	GARDNER DENVER, INC.	259,381	742,200
139,529	GENCORP, INC.(b)	637,464	626,485
19,000	GENESEE & WYOMING, INC., CLASS A(b)	478,095	883,880
59,182	GLOBAL POWER EQUIPMENT GROUP, INC.(b)	1,706,914	1,377,165
9,177	GP STRATEGIES CORP.(b)	62,336	91,678
40,000	GREENBRIER COS., INC.(b)	575,947	466,000
17,417	HAWAIIAN HOLDINGS, INC.(b)	93,239	73,326
104,320	ICF INTERNATIONAL, INC.(b)	2,400,773	1,962,259
42,000	JOHN BEAN TECHNOLOGIES CORP.	552,164	598,920
11,000	JOY GLOBAL, INC.	420,752	686,180
19,500	KANSAS CITY SOUTHERN(b)	432,918	974,220
14,082	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	107,640	94,631
24,500	L.B. FOSTER CO., CLASS A	563,464	544,635
10,936	LYDALL, INC.(b)	76,052	97,330
61,000	MANITOWOC (THE) CO., INC.	590,803	409,310
273,468	METALICO, INC.(b)	1,612,094	1,066,525
19,086	MIDDLEBY CORP.(b)	860,329	1,344,800
7,000	NATIONAL PRESTO INDUSTRIES, INC.	771,050	608,370
12,287	SL INDUSTRIES, INC.(b)	140,930	207,036
14,000	SNAP-ON, INC.	638,880	621,600
29,081	SPARTON CORP.(b)	161,376	182,629
16,987	STANDEX INTERNATIONAL CORP.	406,921	528,805
35,502	TECHPRECISION CORP.(b)	62,208	40,472
32,802	TELEDYNE TECHNOLOGIES, INC.(b)	1,349,299	1,602,706
19,000	TENNANT CO.	696,347	672,030
38,000	TEREX CORP.(b)	905,075	389,880
13,500	THOMAS & BETTS CORP.(b)	602,790	538,785
74,859	TRIUMPH GROUP, INC.	3,239,238	3,648,628
14,158	TWIN DISC, INC.	364,413	377,594
11,850	UNITEK GLOBAL SERVICES, INC.(b)	112,575	58,776
10,575	US ECOLOGY, INC.	177,735	163,595
8,461	VICOR CORP.	125,344	74,034
7,283	VSE CORP.	199,049	188,484
22,162	WABTEC CORP.	674,001	1,171,705
16,169	WCA WASTE CORP.(b)	96,524	68,557
36,099	WOODWARD, INC.	1,012,964	989,113
		39,064,617	39,341,243	18.72%
Information Technology:
30,560	ACTUATE CORP.(b)	156,154	168,691
279,416	ADPT CORP.(b)	862,120	748,835
34,443	ADTRAN, INC.	1,215,505	911,362

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
108,845	ANAREN, INC.(b)	$1,138,863	2,084,382
44,749	ATS CORP.(b)	193,546	140,959
15,926	AUDIOCODES LTD.(b)(c)	111,170	49,689
126,517	BRIDGELINE DIGITAL, INC.(b)	177,249	72,115
32,000	BROADRIDGE FINANCIAL SOLUTIONS, INC.	543,517	644,480
22,639	CALAMP CORP.(b)	62,226	72,671
30,816	CAMTEK LTD.(b)(c)	80,473	54,852
42,450	COGNEX CORP.	1,215,676	1,150,820
13,879	COMMTOUCH SOFTWARE LTD.(b)(c)	50,171	43,719
58,604	COMTECH TELECOMMUNICATIONS CORP.	1,432,384	1,646,186
6,336	CRAY, INC.(b)	35,888	33,644
275,756	DDI CORP.	2,438,974	1,996,473
50,572	DYNAMICS RESEARCH CORP.(b)	374,862	451,102
9,557	EASYLINK SERVICES INTERNATIONAL CORP., CLASS A(b)	31,498	41,477
336,128	ENTROPIC COMMUNICATIONS, INC.(b)	2,975,252	1,388,209
33,058	EVOLVING SYSTEMS, INC.	239,600	209,918
36,019	EXAR CORP.(b)	233,239	205,668
37,417	FRANKLIN WIRELESS CORP.(b)	96,203	56,126
6,138	FREQUENCY ELECTRONICS, INC.(b)	31,082	52,357
218,517	FSI INTERNATIONAL, INC.(b)	911,177	412,997
60,713	GILAT SATELLITE NETWORKS LTD.(b)(c)	283,657	194,889
71,869	GLOBAL CASH ACCESS HOLDINGS, INC.(b)	206,558	183,985
26,835	GLOBECOMM SYSTEMS, INC.(b)	361,244	362,541
192,637	GSI GROUP, INC.(b)	2,273,763	1,479,452
16,728	LANTRONIX, INC.(b)	53,078	30,780
168,559	LOOKSMART LTD.(b)	195,677	222,498
11,381	LTX-CREDENCE CORP.(b)	90,034	60,205
17,715	MAGMA DESIGN AUTOMATION, INC.(b)	53,248	80,603
29,135	MERCURY COMPUTER SYSTEMS, INC.(b)	276,163	335,052
8,502	METHODE ELECTRONICS, INC.	91,863	63,170
29,640	MICRONETICS, INC.(b)	152,731	181,990
15,180	MIND CTI LTD.(c)	47,762	26,565
29,965	MKS INSTRUMENTS, INC.	766,357	650,540
41,800	NAPCO SECURITY TECHNOLOGIES, INC.(b)	68,377	95,722
46,691	NETGEAR, INC.(b)	1,467,030	1,208,830
90,502	NEWPORT CORP.(b)	1,697,052	978,327
7,871	NOVA MEASURING INSTRUMENTS LTD.(b)(c)	45,313	42,267
128,812	ONLINE RESOURCES CORP.(b)	746,261	328,471
5,112	OPLINK COMMUNICATIONS, INC.(b)	94,868	77,396
16,043	OSI SYSTEMS, INC.(b)	485,985	537,761
94,326	QUEST SOFTWARE, INC.(b)	1,853,883	1,497,897
6,775	REALNETWORKS, INC.	92,003	57,113
6,310	REIS, INC.(b)	56,260	55,970
180,213	RF MICRO DEVICES, INC.(b)	961,800	1,142,550
162,456	SANMINA-SCI CORP.(b)	1,734,440	1,085,206
33,870	SELECTICA, INC.(b)	195,859	131,416
14,603	SILICON GRAPHICS INTERNATIONAL CORP.(b)	231,107	174,068
3,551	SUPER MICRO COMPUTER, INC.(b)	56,321	44,494
20,560	SUPPORT.COM, INC.(b)	45,857	40,709
92,071	SYNNEX CORP.(b)	2,600,272	2,412,260
6,962	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	86,408	88,557
12,610	THESTREET, INC.	28,587	24,968
107,274	TIER TECHNOLOGIES, INC.(b)	702,933	395,841
59,479	TNS, INC.(b)	1,260,278	1,118,205
91,361	UNISYS CORP.(b)	2,076,872	1,433,454
49,517	VALUECLICK, INC.(b)	694,958	770,485
6,208	VISHAY PRECISION GROUP, INC.(b)	104,800	81,821
4,731	WEB.COM GROUP, INC.(b)	33,845	33,022
17,000	WRIGHT EXPRESS CORP.(b)	463,372	646,680
9,487	ZYGO CORP.(b)	117,861	109,670
		37,461,566	31,122,162	14.81%
Materials:
7,997	A. SCHULMAN, INC.	168,494	135,869
17,000	APTARGROUP, INC.	711,338	759,390
15,000	ASHLAND, INC.	551,175	662,100
50,000	CHEMTURA CORP.(b)	803,091	501,500
11,584	CORE MOLDING TECHNOLOGIES, INC.(b)	104,158	89,544

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
11,500	DELTIC TIMBER CORP.	$546,288	686,320
21,103	HANDY & HARMAN LTD.(b)	43,034	212,929
11,969	HORSEHEAD HOLDING CORP.(b)	148,150	88,810
25,491	INNOPHOS HOLDINGS, INC.	1,018,956	1,016,326
76,038	INNOSPEC, INC.(b)	1,994,467	1,840,880
20,000	KAPSTONE PAPER AND PACKAGING CORP.(b)	145,550	277,800
34,668	KOPPERS HOLDINGS, INC.	921,413	887,848
32,860	LANDEC CORP.(b)	205,348	174,815
106,212	NEO MATERIAL TECHNOLOGIES, INC.(b)(c)	674,051	647,628
4,119	OLYMPIC STEEL, INC.	90,167	69,776
36,785	QUAKER CHEMICAL CORP.	1,105,072	953,467
53,297	ROCK-TENN CO., CLASS A	1,930,637	2,594,498
21,013	STEPAN CO.	1,527,492	1,411,653
9,466	SYNALLOY CORP.	114,118	104,126
14,000	TEXAS INDUSTRIES, INC.	775,328	444,360
35,239	US ANTIMONY CORP.(b)	27,968	86,336
19,000	W.R. GRACE & CO.(b)	465,151	632,700
6,000	WALTER ENERGY, INC.	540,330	360,060
40,000	ZEP, INC.	572,209	600,800
		15,183,985	15,239,535	7.25%
Utilities:
39,280	ALLETE, INC.	1,361,078	1,438,826
10,954	CENTRAL VERMONT PUBLIC SERVICE CORP.	382,512	385,690
1,290	CHESAPEAKE UTILITIES CORP.	50,362	51,742
19,000	CLECO CORP.	470,134	648,660
11,044	CONSOLIDATED WATER CO. LTD.(c)	90,692	87,027
14,000	ITC HOLDINGS CORP.	638,988	1,084,020
6,667	PENNICHUCK CORP.	190,638	186,543
66,462	PORTLAND GENERAL ELECTRIC CO.	1,432,010	1,574,485
39,000	QUESTAR CORP.	663,326	690,690
21,175	SOUTHWEST GAS CORP.	519,272	765,900
20,467	UIL HOLDINGS CORP.	578,357	673,978
18,859	UNITIL CORP.	415,447	484,299
		6,792,816	8,071,860	3.84%
	Sub-total Common Stocks:	215,052,414	204,625,888	97.38%
Short-Term Investments:
6,994,204	NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO, 0.01%(d)	6,994,204	6,994,204
	Sub-total Short-Term Investments:	6,994,204	6,994,204	3.33%
	Grand total(e)	$222,046,618	211,620,092	100.71%

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)

Foreign security values are stated in U.S. dollars. As of September 30, 2011, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.51% of net assets.

(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.

At December 31, 2010, the value of the Fund’s investment in the Government Select Portfolio of the Northern Institutional Funds was approximately $5,133,720 with net purchases of approximately $1,860,484 during the nine months ended September 30, 2011.

(e)

At September 30, 2011, the cost for Federal income tax purposes was $222,075,477. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$23,090,553
Gross unrealized depreciation	(33,545,938)
Net unrealized depreciation	$(10,455,385)

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Small Cap Fund (unaudited)
September 30, 2011

Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Small Cap Fund’s investments. These inputs are summarized in three broad levels listed below.

Level 1 - unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are deteremined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Small Cap Fund as of September 30, 2011, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$29,708,977	$—	$—	$29,708,977
Consumer Staples	7,712,287	—	—	7,712,287
Energy	12,490,673	—	—	12,490,673
Financials	38,490,219	—	—	38,490,219
Health Care	22,356,473	92,459	—	22,448,932
Industrials	39,341,243	—	—	39,341,243
Information Technology	31,122,162	—	—	31,122,162
Materials	15,239,535	—	—	15,239,535
Utilities	8,071,860	—	—	8,071,860

Short-Term Investments	6,994,204	—	—	6,994,204

Total	$211,527,633	$92,459	$—	$211,620,092

For the Small Cap Fund, 100% of the investment value is comprised of equity and short term investments. Common stocks are generally considered Level 1 securities. One common stock has been classified as a Level 2 investment as of September 30, 2011, based on the valuation using a bid price by service providers rather than a last traded or official close price.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on December 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Small Cap Fund (unaudited)
September 30, 2011

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
	Information Technology	Total

Balance as of 12/31/10	$350	$350
Realized Gains	1,619	1,619
Realized Losses	—	—
Change in Unrealized Appreciation	373	373
Change in Unrealized Depreciation	—	—
Purchases	—	—
Issuances	—	—
Sales	(2,342)	(2,342)
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$—	$—

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Cap Fund (unaudited)
September 30, 2011

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Closed-End funds:
47,200	AMERICAN MUNI INCOME PT			$554,976	661,272
208,600	BLACKROCK LNG-TM MUN ADV			2,133,992	2,319,632
35,600	BLACKROCK MUN INC TRUST			373,567	521,540
18,200	BLACKROCK MUNI BOND TRUST			169,379	278,096
186,000	BLACKROCK MUNIHOLDINGS QU			2,175,942	2,598,420
59,500	BLACKROCK MUNIHOLDINGS QU			749,861	787,185
71,200	BLACKROCK MUNIYIELD INVES			905,807	1,004,632
81,800	BLACKROCK MUNIYIELD MI QU			981,525	1,079,760
76,179	BLACKROCK MUNIYIELD MI QU			1,014,103	1,093,168
54,700	BLACKROCK MUNIYIELD PENNS			774,527	794,791
28,100	BLACKROCK MUNIYIELD QUAL			333,747	360,804
78,300	BLACKROCK MUNIYIELD QUALI			1,032,557	1,035,126
21,837	BLACKROCK MUNIYIELD QUALI			275,930	302,006
12,500	DREYFUS STRATEGIC MUNI BD			68,613	107,000
209,000	DWS MUNICIPAL INCOME TRUS			2,278,136	2,664,750
1,000	EATON VANCE CAL MUNI BOND			8,280	12,250
66,800	EATON VANCE CALI MUN BOND			744,489	818,968
1,100	EATON VANCE MICHI MUNI BN			15,510	14,971
26,905	EATON VANCE MUNICIPAL INC			286,929	327,703
68,200	INVESCO MUNICIPAL PREMIUM			515,130	544,918
101,881	INVESCO QUALITY MUNI INC			1,164,128	1,307,133
95,900	INVESCO QUALITY MUNI INV			1,173,337	1,263,962
124,300	INVESCO VAN KAMPEN AD MIT			1,443,464	1,510,245
94,239	INVESCO VAN KAMPEN PENN V			1,240,054	1,282,593
37,800	INVESCO VAN KAMPEN S S MN			398,849	448,308
74,277	INVESCO VAN KAMPEN TRUST			1,042,890	1,068,846
83,800	INVESCO VAN KAMPEN TRUST			954,508	1,233,536
56,248	MANAGED DURATION INVESTME			714,557	799,284
6,500	MFS HIGH INCOME MUNICIPAL			23,108	31,915
10,299	NEUBERGER BERMAN INTMD MU			126,917	152,734
31,103	NUVEEN CAL INV QUAL MUNI			373,215	443,218
13,700	NUVEEN CAL MUNI MKT OPPOR			157,825	189,060
42,560	NUVEEN DIVIDEND ADV MUNI			523,323	609,885
41,700	NUVEEN DVD ADVANTAGE MUNI			475,800	582,132
13,500	NUVEEN INSD DVD ADV MUNI			181,771	194,265
4,800	NUVEEN MA PREMIUM INC MUN			65,734	67,152
30,600	NUVEEN MI PREMIUM INC MUN			404,605	421,974
44,600	NUVEEN MUNI ADVANTAGE FUN			522,316	647,592
15,500	NUVEEN NJ INV QUAL MUNI F			211,528	211,420
10,100	NUVEEN PA DVD ADV MUNI FD			127,549	135,946
48,500	NUVEEN PENN INV QUAL MUNI			673,352	706,645
27,100	NUVEEN PREMIER MUNI INC F			367,653	379,400
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,444,571
216,190	PUTNAM MUNI OPPORTUNITIES			2,450,699	2,531,585
12,700	WESTERN ASSET INTERMEDIAT			111,045	120,142
22,000	WESTERN ASSET MANAGED MUN			240,488	288,200
48,606	WESTERN ASSET MUNICIPAL P			620,291	724,229
	Sub-total Closed-End Funds:			34,455,540	38,122,964	7.24%

Municipal Bonds:
1,500,000	ABAG FIN AUTH FOR NONPROFIT CORPS CALIF REV	7/1/2037	5.75	1,441,695	1,521,825
750,000	ABAG FIN AUTH FOR NONPROFIT CORPS CALIF REV	9/1/2037	6.00	745,072	780,405
2,500,000	ACALANES CALIF UN HIGH SCH DIST(b)	8/1/2039	4.68	1,089,578	1,269,600
1,500,000	AGUA CALIENTE BAND CAHUILLA INDIANS CALIF REV (c)	7/1/2018	6.00	1,471,418	1,426,905
1,290,000	ALABAMA HSG FIN AUTH SINGLE FAMILY MTG REV	10/1/2028	5.25	1,290,000	1,352,023
610,000	ALABAMA HSG FIN AUTH SINGLE FAMILY MTG REV	4/1/2038	4.50	456,725	596,141
500,000	ALAMEDA CORRIDOR TRANSN AUTH CALIF REV	10/1/2021	5.25	495,798	500,255

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	ALAMEDA CORRIDOR TRANSN AUTH CALIF REV(b)	10/1/2024	1.60	$414,434	439,420
385,000	ALASKA HSG FIN CORP HOME MTG REV	12/1/2033	5.45	385,000	400,700
925,000	ALASKA HSG FIN CORP HOME MTG REV	12/1/2034	5.25	922,458	956,737
500,000	ALASKA HSG FIN CORP MTG REV	12/1/2040	4.63	495,078	492,875
350,000	ALASKA INDL DEV & EXPT AUTH CMNTY PROVIDER REV (d)(e)	12/1/2010	5.40	350,000	237,380
250,000	ALASKA INDL DEV & EXPT AUTH CMNTY PROVIDER REV	12/1/2011	5.45	250,000	162,202
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.25	1,288,286	1,511,055
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.25	2,005,436	2,046,100
240,000	ALBANY N Y INDL DEV AGY CIVIC FAC REV (d)	5/1/2016	6.50	240,000	60,014
475,000	ALEXANDRIA VA REDEV & HSG AUTH MULTI-FAMILY HSG REV	10/1/2029	6.13	475,000	475,190
1,025,000	ALISAL CALIF UN SCH DIST(b)	8/1/2025	10.55	466,035	498,386
965,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRTR SCH REV	8/15/2026	5.90	965,000	922,627
480,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRTR SCH REV	8/15/2026	5.90	403,443	467,918
1,000,000	ALVORD CALIF UNI SCH DIST(b)	8/1/2046	5.63	338,989	440,340
998,896	ARIZONA HEALTH FACS AUTH REV (e)	7/1/2027	5.25	969,336	905,489
2,000,000	ARLINGTON TEX HIGHER ED FIN CORP ED REV	8/15/2028	7.00	1,949,137	1,995,860
995,000	ARLINGTON TEX SPL OBLIG	8/15/2034	5.00	1,052,463	1,034,880
920,000	ASMS PUB EDL BLDG AUTH MOBILE ALA REV	9/1/2026	4.38	896,322	900,137
500,000	ATLANTA GA ARPT REV	1/1/2030	6.00	520,061	578,340
1,000,000	ATLANTA GA TAX ALLOCATION	1/1/2030	5.60	925,732	1,004,260
1,500,000	ATLANTA GA WTR & WSTWTR REVENUE	11/1/2039	5.00	1,498,504	1,503,450
630,000	AUSTIN TEX CONVENTION ENTERPRISES INC CONVENTION CTR (c)	1/1/2012	6.00	623,923	630,359
1,500,000	BAY CNTY FLA EDL FACS REV	9/1/2030	5.25	1,375,938	1,325,730
1,000,000	BEXAR CNTY TEX HEALTH FACS DEV CORP REV	7/1/2030	5.88	984,455	1,013,200
500,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	1/1/2021	5.70	448,295	489,415
445,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV (d)	9/15/2021	8.75	445,000	311,611
250,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	12/1/2021	6.50	256,993	224,682
805,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV (d)	4/1/2030	9.00	802,520	159,052
600,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	8/1/2030	6.10	520,653	516,450
365,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	8/1/2030	8.13	352,652	312,550
1,005,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV (d)	6/1/2031	10.50	1,005,000	200,950
885,000	BEXAR CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV	12/1/2036	9.25	863,852	585,658
500,000	BOONE CNTY MO HOSP REV	8/1/2028	5.75	514,174	523,810
700,000	BOSTON MASS REV	10/1/2031	6.13	700,920	714,812

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
750,000	BOWLING GREEN OHIO STUDENT HSGREV	6/1/2031	5.75	$718,654	745,568
500,000	BRAZOS CNTY TEX HEALTH FAC DEV CORP FRANCISCAN SVCS CORP REV	1/1/2033	5.50	504,476	503,315
159,000	BRIDGEVILLE DEL SPL OBLIG	7/1/2035	5.13	159,000	112,322
890,000	BUCKEYE OHIO TOB SETTLEMENT FING AUTH	6/1/2024	5.13	857,517	679,622
1,000,000	BUTLER CNTY HOSP FACS REV	4/1/2036	6.38	1,041,427	1,074,810
395,000	BUTLER CNTY PA GEN AUTH REV	10/1/2034	0.95	395,000	238,612
500,000	CALEXICO CALIF CMNTY REDEV AGY TAX ALLOCATION	8/1/2028	4.20	376,607	418,510
145,000	CALIFORNIA CMNTYS HSG FIN AGY LEASE REV (d)	8/1/2012	4.65	144,935	72,501
385,000	CALIFORNIA CMNTYS HSG FIN AGY LEASE REV (d)	11/1/2012	4.85	383,286	192,504
125,000	CALIFORNIA CNTY CALIF TOB SECURITIZATION AGY TOB	6/1/2021	4.50	123,743	106,285
500,000	CALIFORNIA CNTY CALIF TOB SECURITIZATION AGY TOB	6/1/2036	5.00	495,094	330,160
1,000,000	CALIFORNIA HSG FIN AGY REV	8/1/2033	5.45	926,246	960,470
750,000	CALIFORNIA HSG FIN AGY REV	8/1/2038	5.50	754,020	717,540
1,000,000	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEV BK REV	2/1/2030	6.00	1,009,879	1,071,830
500,000	CALIFORNIA INFRASTRUCTURE & ECONOMIC DEV BK ST SCH FD	8/15/2029	5.75	504,914	525,720
570,000	CALIFORNIA MUN FIN AUTH CHARTER SCH LEASE REV	9/1/2022	5.50	574,975	545,615
750,000	CALIFORNIA MUN FIN AUTH ED REV	6/1/2026	5.25	744,070	656,978
500,000	CALIFORNIA MUN FIN AUTH REV	5/1/2025	6.88	498,889	543,335
750,000	CALIFORNIA MUN FIN AUTH SR LIVING REV	5/15/2029	5.88	750,000	800,385
1,500,000	CALIFORNIA SCH FACS FING AUTH REV (b)	8/1/2029	2.42	1,052,968	1,218,405
1,270,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	7/1/2039	5.75	1,319,474	1,332,154
500,000	CALIFORNIA ST PUB WKS BRD LEASE REV	10/1/2030	5.75	503,155	530,575
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH	11/1/2032	5.50	1,003,103	1,007,700
850,000	CALIFORNIA ST STWD CMNTYS DEV AUTH SCH FAC REVENUE	7/1/2031	6.75	850,000	856,214
400,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH CTFS PARTN	8/15/2031	5.50	372,586	400,196
595,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH MULTIFAMILY REV	11/20/2036	6.15	622,617	622,739
1,335,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	1/1/2016	5.25	1,328,655	1,343,985
700,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	6/1/2017	5.40	698,286	701,295
1,500,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	1/1/2021	6.00	1,500,000	1,535,430
1,000,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	11/1/2021	6.50	1,000,000	1,065,400
1,000,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH REV	8/15/2028	5.50	1,002,917	1,007,400
750,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH SCH FAC REV	7/1/2020	5.00	708,954	739,500

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
350,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTH SPL TAX	9/1/2029	6.00	$350,000	314,548
200,000	CALIFORNIA STATEWIDE CMNTYS DEV AUTHR EV	4/20/2036	7.00	200,000	210,316
210,000	CAMERON TEX ED CORP REV	8/15/2021	5.00	167,746	191,001
255,000	CAPITAL TR AGY FLA MULTIFAMILYREV (d)	6/1/2013	4.75	255,000	63,750
750,000	CAPITAL TR AGY FLA MULTIFAMILYREV (d)	6/1/2038	5.88	762,053	187,500
1,000,000	CARLSBAD CALIF UNI SCH DIST(b)	8/1/2031	4.17	547,958	629,200
1,114,567	CARLSBAD INDL FNDTN (e)	4/15/2021	5.75	1,141,412	1,009,820
500,000	CEDAR FALLS IOWA CMNTY SCH DIST SCH INFRASTRUCTURE SALES	6/1/2025	5.13	498,764	533,405
500,000	CEDAR FALLS IOWA CMNTY SCH DIST SCH INFRASTRUCTURE SALES	6/1/2027	5.38	498,671	533,760
1,000,000	CENTER UNI SCH DIST CALIF (b)	8/1/2031	12.90	313,839	276,130
900,000	CENTINELA VALLEY CALIF UN HIGH SCH DIST	8/1/2033	5.50	911,580	940,941
500,000	CENTRAL TEX REGL MOBILITY AUTHREV	1/1/2031	5.75	495,403	504,950
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,039,384	1,064,850
595,000	CHANDLER PARK ACADEMY MICH PUB SCH ACADEMY REV	11/1/2022	5.00	447,322	548,197
1,000,000	CHAUTAUQUA CNTY N Y CAP RESOURCE CORP REV	11/15/2016	6.75	978,770	1,041,060
275,000	CHESTERFIELD CNTY VA INDL DEV AUTH MULTI-FAMILY REV	7/1/2019	5.20	257,948	275,432
1,000,000	CHICAGO IL GO 07A AGM	1/1/2027	5.00	963,795	1,027,330
10,000	CHICAGO ILL MET HSG DEV CORP MTG REV	7/1/2022	6.85	10,000	10,021
500,000	CITIZEN POTAWATOMI NATION OKLASR OBLIG TAX REV	9/1/2016	6.50	500,000	475,630
250,000	CLARK CNTY NEV ECONOMIC DEV REV	5/15/2033	5.38	252,831	252,440
455,000	CLARK CNTY NEV IMPT DIST	2/1/2019	5.00	456,291	420,638
1,000,000	CLARK CNTY NEV PASSENGER FAC CHARGE REV	7/1/2030	5.00	985,004	1,036,180
355,000	CLEARWATER FLA HSG AUTH REV	5/1/2024	5.35	263,414	315,208
720,000	CLIFTON TEX HIGHER ED FIN CORPED REV	2/15/2018	7.75	711,078	776,585
1,000,000	CLIFTON TEX HIGHER ED FIN CORPED REV	12/1/2025	5.70	992,245	1,019,940
295,000	COLLIER CNTY FLA HSG FIN AUTH MULTIFAMILY REV	8/15/2015	5.25	294,335	298,121
750,000	COLLIER CNTY FLA INDL DEV AUTH HEALTH CARE FACS REV	10/1/2039	6.25	735,410	783,862
625,000	COLO HSG FIN AUTH SINGLE FAMILY MTG REV	11/1/2034	5.00	625,045	637,262
1,500,000	COLORADO EDL & CULTURAL FACS AUTH INDPT SCH REV	5/1/2030	6.00	1,458,961	1,503,900
835,000	COLORADO EDL & CULTURAL FACS AUTH REV	11/15/2028	6.75	835,000	929,555
1,000,000	COLORADO EDL & CULTURAL FACS AUTH REV	6/1/2033	5.50	975,218	1,019,300
1,000,000	COLORADO EDL & CULTURAL FACS AUTH REV	7/1/2034	5.60	993,555	982,240
350,000	COLORADO EDL & CULTURAL FACS AUTH REV	12/1/2039	5.13	330,812	352,412
885,000	COLORADO HSG & FIN AUTH	10/1/2029	5.40	885,000	928,011

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
845,000	COLORADO HSG & FIN AUTH	11/1/2029	5.50	$845,000	869,547
1,000,000	COLTON CALIF JT UNI SCH DIST (b)	8/1/2035	3.46	551,012	569,850
1,000,000	COMMUNITY MEM HOSP DIST MO HOSP REV	12/1/2034	6.68	885,521	1,067,230
1,250,000	CONNECTICUT ST DEV AUTH POLLUTN CTL REV	9/1/2028	5.85	1,256,250	1,257,112
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,014,770
500,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	500,000	512,375
375,000	CONNERTON WEST CMNTY DEV DIST FLA CAP IMPT REV (d)	5/1/2016	5.13	374,540	150,525
500,000	COOK CNTY ILL SCH DIST NO 083	6/1/2031	5.38	489,591	534,935
1,105,000	CORONA-NORCO CALIF UNI SCH DIST (b)	8/1/2039	2.24	684,487	917,912
637,000	CORTLAND ILL SPL TAX REV	3/1/2017	5.50	633,337	384,162
880,000	CROW FIN AUTH MONT TRIBAL PURP REV	10/1/2017	5.65	850,545	882,464
1,000,000	CULLMAN CNTY ALA HEALTH CARE AUTH	2/1/2023	6.25	980,067	977,320
500,000	CUYAHOGA CNTY OHIO HSG MTG REV	3/20/2042	5.70	513,439	530,545
3,321,000	DALLAS TEX HSG FIN CORP MULTI	10/20/2032	6.75	3,297,641	3,392,103
2,000,000	DAMON RUN CONSERVANCY DIST IND	7/1/2025	6.10	2,043,193	2,122,620
1,000,000	DAMON RUN CONSERVANCY DIST IND	1/1/2027	6.38	1,016,737	1,067,520
500,000	DAVIESS CNTY IND HOSP ASSN LEASE RENT REV	1/15/2029	5.25	488,850	520,855
1,000,000	DE KALB CNTY GA HOSP AUTH REV ANTIC CTFS	9/1/2030	6.00	970,792	1,031,270
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(b)	2/1/2029	11.72	333,396	341,100
500,000	DELANO CALIF FING AUTH REV	12/1/2025	5.00	493,992	513,285
500,000	DELAWARE RIV PORT AUTH PA & N J	1/1/2022	5.70	500,000	500,985
440,000	DELAWARE ST HSG AUTH REV	7/1/2031	5.20	440,000	456,267
155,291	DENHAM SPRINGS-LIVINGSTON HSG & MTG FIN AUTH LA SGLE F M REV	11/1/2040	5.00	160,790	161,281
500,000	DENVER COLO CONVENTION CTR HOTEL AUTH REV	12/1/2030	5.00	510,577	456,745
500,000	DETROIT LAKES MINN HSG & HEALTH FACS REV	8/1/2034	2.39	500,000	479,130
500,000	DINUBA CALIF FING AUTH LEASE REV	9/1/2038	5.38	494,716	413,040
1,105,000	DIRECTOR ST NEV DEPT BUSINESS & INDUSTRY (d)	11/15/2014	6.00	1,097,305	595,717
500,000	DISTRICT COLUMBIA HSG FIN AGY MULTI-FAMILY HSG REV	7/1/2033	5.45	500,000	517,940
500,000	DISTRICT COLUMBIA REV	6/1/2026	5.00	507,193	435,280
3,000,000	DUBLIN CALIF UNI SCH DIST (b)	8/1/2034	15.06	715,124	703,950
500,000	E-470 PUB HWY AUTH COLO REV	9/1/2024	5.50	504,532	500,500
225,000	EAST BATON ROUGE LA MTG FIN AUTH SINGLE FAMILY REV	10/1/2034	5.00	225,000	230,656
550,000	EAST CHICAGO IND REDEV COMMN LAKE FRONT REDEV AREA TAX	7/15/2014	5.00	550,000	546,288
565,000	EAST CHICAGO IND REDEV COMMN LAKE FRONT REDEV AREA TAX	1/15/2015	5.25	565,000	560,921
945,000	EAST POINT GA	2/1/2026	8.00	1,005,050	952,324
800,000	EDEN PRAIRIE MINN MULTIFAMILY HSG REV	2/20/2043	6.20	839,107	840,720

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
2,045,000	EDEN TWP CALIF HEALTHCARE DIST CTFS PARTN	6/1/2030	6.00	$2,022,255	2,057,147
750,000	EL PASO DE ROBLES CALIF REDEV AGY TAX ALLOCATION REV	7/1/2033	6.38	741,686	817,042
716,358	EL PASO TEX HSG FIN CORP MTG REV	4/1/2033	6.18	741,404	750,679
500,000	ELKHART CNTY IND HOSP AUTH REV	8/15/2020	5.25	500,000	500,565
2,000,000	EMERY CNTY UTAH POLLUTN CTL REV	11/1/2023	5.65	2,002,005	2,002,880
1,000,000	ENCINITAS CALIF UN SCH DIST(b)	8/1/2035	4.54	483,390	602,920
1,155,000	ENTERPRISE CALIF ELEM SCH DIST (b)	8/1/2035	3.73	614,330	673,769
1,000,000	ERIE CNTY PA HOSP AUTH REV	7/1/2027	7.00	1,000,000	1,020,600
500,000	ESTHERVILLE IOWA HOSP REV	7/1/2020	6.30	501,888	503,260
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MULTIFAMILY REV	8/1/2039	5.60	500,000	527,330
750,000	FARGO N D HEALTH SYS REV	11/1/2028	6.00	742,023	818,745
2,836,478	FARGO UNIV	11/15/2028	5.11	2,836,478	2,986,925
239,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMT	3/1/2036	5.13	239,000	143,405
1,000,000	FESTIVAL RANCH CMNTY FACS DISTARIZ	7/15/2024	6.25	1,015,336	1,053,640
315,000	FIDDLERS CREEK CMNTY DEV DIST NO 2 FLA SPL ASSMT REV (d)	5/1/2013	5.75	314,118	113,652
850,000	FLAGSTAFF ARIZ INDL DEV AUTH REV	7/1/2022	5.50	784,940	787,976
250,000	FLORIDA HIGHER EDL FACS FING AUTH REV	7/1/2032	5.38	253,029	261,975
500,000	FLORIDA HSG FIN CORP REV	7/1/2026	5.00	501,784	527,140
390,000	FLORIDA HSG FIN CORP REV	1/1/2027	5.05	390,000	410,366
375,000	FLORIDA HSG FIN CORP REV	7/1/2033	5.45	375,000	389,130
1,755,000	FLORIDA HSG FIN CORP REV	7/1/2034	5.30	1,773,077	1,807,001
500,000	FLORIDA ST MID-BAY BRIDGE AUTH(b)	10/1/2021	9.78	252,640	283,930
535,000	FOREST CREEK CMNTY DEV DIST FLA CAP IMPT REV	11/1/2013	7.00	639,473	519,902
250,000	FOREST GROVE ORE REV	5/1/2030	6.00	245,852	256,835
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV	8/25/2026	8.50	1,250,000	1,249,825
1,000,000	FRANKLIN CNTY OHIO HEALTH CARE FACS REV	7/1/2035	5.13	589,393	917,070
1,245,000	FULTON CNTY GA DEV AUTH REV	11/1/2028	5.25	1,079,994	999,125
1,000,000	FYI PROPERTIES WASH LEASE REV	6/1/2034	5.50	980,865	1,076,280
500,000	GAINESVILLE & HALL CNTY GA DEVAUTH RETIREMENT CMNTY REV	11/15/2029	6.38	515,107	530,335
1,206,508	GALVESTON CNTY MUNICIPAL UTILITY DISTRICT NO 52	3/1/2011	6.16	1,206,508	964,241
400,000	GEISINGER AUTH PA HEALTH SYS	5/1/2037	0.94	400,000	265,016
500,000	GEORGIA ST ENVIRONMENTAL LN ACQUISITION CORP LOC GOVT LN	2/15/2031	5.13	495,454	536,315
3,000,000	GEORGIA ST ENVIRONMENTAL LN ACQUISITION CORP LOC GOVT LN	3/15/2031	5.13	3,000,000	3,221,160
500,000	GEORGIA ST ENVIRONMENTAL LN ACQUISITION CORP LOC GOVT LN	2/15/2036	5.25	491,559	544,360

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	GILA CNTY ARIZ UNI SCH DIST NO 10 PAYSON	7/1/2028	5.75	$477,336	550,675
2,000,000	GLENDALE CA UNIF SCH DIST(b)	9/1/2028	11.02	699,237	716,100
1,000,000	HAMDEN CONN FAC REV	1/1/2014	6.13	990,188	1,000,740
1,250,000	HAMILTON CNTY OHIO HEALTH CAREREV	1/1/2031	6.13	1,215,586	1,260,650
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,010,166	1,017,320
1,000,000	HAMMOND IND LOC PUB IMPT BD BKSPL REV	8/15/2025	6.50	1,020,402	1,030,530
500,000	HAMMOND IND REDEV DIST REV	1/15/2017	6.00	500,000	504,720
1,500,000	HARBOR POINT INFRASTRUCTURE IMPT DIST CONN SPL OBLIG REV	4/1/2022	7.00	1,500,000	1,658,685
1,250,000	HARRIS CNTY TEX CULTURAL ED FACS FIN CORP REV (c)	8/15/2021	6.75	1,250,000	1,313,638
1,500,000	HARTNELL CALIF CMNTY COLLEGE DIST (b)	8/1/2034	5.71	665,144	862,680
500,000	HARVEY-REF-SER A	12/1/2027	5.50	450,723	429,325
500,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2014	6.40	500,000	500,705
1,000,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2023	7.88	969,372	1,047,880
590,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2029	8.75	581,990	673,261
1,500,000	HAWAII ST DEPT BUDGET & FIN SPL PURP REV	11/15/2033	8.00	1,571,227	1,564,830
1,000,000	HAWTHORNE CALIF SCH DIST (b)	11/1/2026	11.90	372,392	399,820
2,000,000	HAWTHORNE CALIF SCH DIST CTFS PARTN (b)	12/1/2029	1.69	1,534,003	1,764,880
1,000,000	HEALDSBURG CALIF REDEV AGY TAXALLOCATION	8/1/2034	5.38	990,200	1,072,950
1,000,000	HELENDALE CALIF SCH DIST (b)	8/1/2034	3.31	575,079	681,680
255,000	HIGHLANDS CNTY FLA HEALTH FACS AUTH REV	11/15/2027	5.00	257,218	264,499
500,000	HIGHLANDS CNTY FLA HEALTH FACS AUTH REV	11/15/2032	5.13	501,456	507,960
500,000	HOPKINS CNTY TEX HOSP DIST HOSP REV	2/15/2023	5.50	489,224	492,910
231,000	HOUMA-TERREBONNE PUB TR FING AUTH LA SINGLE FAMILY MTG REV	12/1/2040	5.15	240,216	244,694
1,000,000	IDAHO HSG & FIN ASSN ECONOMIC DEV REV	2/1/2026	6.50	1,000,000	1,047,620
245,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	8/1/2017	6.25	245,000	238,569
750,000	IDAHO HSG & FIN ASSN NONPROFIT FACS REV	7/1/2030	5.50	750,000	653,895
655,000	IDAHO HSG & FIN ASSN SINGLE FAMILY MTG REV	7/1/2026	5.65	670,086	685,025
295,000	IDAHO HSG & FIN ASSN SINGLE FAMILY MTG REV	7/1/2038	5.50	295,000	309,771
195,000	IDAHO HSG & FIN ASSN SINGLE FAMILY MTG REV	1/1/2040	5.50	195,000	202,539
250,000	ILLINOIS DEV FIN AUTH REV	5/15/2021	5.50	250,000	250,142
600,000	ILLINOIS FIN AUTH ED REV	9/1/2027	5.00	567,856	484,878
500,000	ILLINOIS FIN AUTH REV	5/15/2012	5.10	499,695	498,300
1,000,000	ILLINOIS FIN AUTH REV	5/15/2017	6.00	1,000,000	996,150
350,000	ILLINOIS FIN AUTH REV	8/15/2023	6.00	361,900	359,880
750,000	ILLINOIS FIN AUTH REV	5/15/2026	5.75	729,703	736,860
610,000	ILLINOIS FIN AUTH REV	8/15/2026	6.00	622,397	526,778
1,000,000	ILLINOIS FIN AUTH REV	11/15/2026	5.25	970,328	882,450
250,000	ILLINOIS FIN AUTH REV	11/15/2026	5.75	251,912	259,238
500,000	ILLINOIS FIN AUTH REV	3/15/2027	5.00	518,961	506,655
500,000	ILLINOIS FIN AUTH REV	5/15/2029	5.25	505,577	504,700

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	ILLINOIS FIN AUTH REV	8/15/2036	5.25	$1,474,314	1,431,810
150,000	ILLINOIS FIN AUTH REV	12/1/2036	5.00	151,284	134,757
805,000	ILLINOIS FIN AUTH REV	2/1/2037	5.25	800,788	704,134
500,000	ILLINOIS FIN AUTH REV	3/1/2038	6.00	485,163	544,870
750,000	ILLINOIS FIN AUTH SPORTS FAC REV (c)	10/1/2027	6.13	730,795	149,572
401,403	ILLINOIS FIN AUTH SPORTS FAC REV (d)	12/1/2035	7.00	398,411	36,528
500,000	ILLINOIS FIN AUTH SPORTS FAC REV (c)	10/1/2037	6.25	484,210	99,020
1,500,000	ILLINOIS FIN AUTH STUDENT HSG REV	10/1/2024	6.00	1,483,291	1,552,440
490,000	ILLINOIS HEALTH FACS AUTH REV	5/15/2014	6.25	490,000	487,330
750,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2028	5.38	737,760	750,068
500,000	ILLINOIS HEALTH FACS AUTH REV	7/1/2033	6.00	509,336	510,350
2,100,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2033	5.10	2,123,753	2,113,293
900,000	ILLINOIS ST CTFS PARTN	7/1/2017	5.80	900,000	900,441
1,000,000	ILLINOIS ST FIN AUTH CHRT SCH REVENUE	10/1/2031	6.88	1,000,000	995,910
1,000,000	IMPERIAL CALIF CMNTY COLLEGE DIST (b)	8/1/2040	1.12	789,184	897,310
250,000	INDEPENDENCE MO THIRTY-NINTH STR TRANSN DIST REV	9/1/2032	6.88	250,000	241,002
500,000	INDIANA BD BK REV	2/1/2029	5.50	490,666	534,780
1,000,000	INDIANA FIN AUTH HOSP REV	3/1/2030	5.13	952,068	985,310
1,000,000	INDIANA HEALTH & EDL FAC FING AUTH HOSP REV	3/1/2022	5.50	866,125	1,046,110
1,000,000	INDIANA HEALTH & EDL FAC FING AUTH HOSP REV	2/15/2030	5.25	745,250	1,008,090
500,000	INDIANA HEALTH & EDL FAC FING AUTH HOSP REV	2/15/2036	5.25	501,961	492,535
1,315,000	INDIANA HEALTH FAC FING AUTH REV	8/15/2018	5.00	1,200,356	1,315,947
1,750,000	INDIANA ST FIN AUTH HOSP REVENUE	5/1/2031	5.75	1,809,517	1,851,168
1,000,000	INDIANA ST FIN AUTH REV	10/1/2021	6.00	1,000,000	1,010,750
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	492,205	499,965
6,773,029	INTERMEDIATE SCH DIST 287 MINNLEASE REV	11/1/2032	5.30	6,538,579	6,867,513
400,000	IOWA FIN AUTH SR HSG REV	12/1/2014	5.00	398,480	346,408
1,000,000	IOWA STUDENT LN LIQUIDITY CORP STUDENT LN REV	12/1/2027	5.50	978,005	1,037,880
395,000	JACKSONVILLE FLA ECONOMIC DEV COMMN HEALTH CARE FACS REV	9/1/2017	6.00	395,000	416,405
2,000,000	JEFFERSON CALIF UN HIGH SCH DIST SAN MATEO CNTY (b)	8/1/2031	26.18	368,058	382,020
1,209,000	JEFFERSON CNTY KY MTG REV	11/15/2013	6.13	1,209,000	1,212,119
130,000	JEFFERSON PARISH LA FIN AUTH REV	6/1/2033	5.00	136,354	130,465
1,045,000	JEFFERSON PARISH LA FIN AUTH REV	6/1/2038	5.00	1,090,391	1,083,048
230,000	JEFFERSON PARISH LA FIN AUTH REV	12/1/2048	5.70	240,922	248,628
1,690,000	KALISPEL TRIBE INDIANS PRIORITY DISTR WASH REV	1/1/2016	6.20	1,644,360	1,602,238
1,000,000	KANSAS CITY MO INDL DEV AUTH MULTIFAMILY HSG REV	11/20/2039	5.10	1,000,000	1,025,510
1,250,000	KANSAS CITY MO INDL DEV AUTH REV	9/1/2023	5.45	1,250,000	1,272,912
1,000,000	KANSAS ST DEV FIN AUTH HOSP REV	11/15/2029	5.50	977,508	1,098,040

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	KENTUCKY ECONOMIC DEV FIN AUTHHEALTH SYS REV	10/1/2028	6.63	$500,000	500,085
500,000	KENTUCKY ECONOMIC DEV FIN AUTHMULTIFAMILY HSG REV	11/20/2035	5.38	500,000	526,745
490,000	KENTUCKY HSG CORP HSG REV	7/1/2039	5.15	490,000	507,282
1,980,000	KERRVILLE TEX HEALTH FACS DEV CORP HOSP REV	8/15/2035	5.45	1,953,682	1,883,534
750,000	KING CNTY WASH HSG AUTH REV	5/1/2028	5.20	750,000	793,882
500,000	KIRKWOOD MO INDL DEV AUTH RETIREMENT CMNTY REV	11/15/2015	7.00	500,000	501,730
500,000	KIRKWOOD MO INDL DEV AUTH RETIREMENT CMNTY REV	5/15/2021	8.00	500,000	533,235
900,000	KLICKITAT CNTY WASH PUB HOSP DIST NO 2 HOSP REV	12/1/2020	6.00	837,167	849,609
2,500,000	KOYUKUK ALASKA REV	10/1/2023	7.00	2,425,800	2,527,400
1,390,000	KREMMLING COLO MEM HOSP DIST CTFS PARTN	12/1/2022	6.00	1,376,085	1,380,937
1,500,000	LA MIRADA CALIF REDEV AGY(b)	8/15/2027	14.17	477,237	497,055
410,000	LA VERNIA TEX HIGHER ED FIN CORP ED REV	2/15/2018	6.00	410,000	408,253
1,074,000	LAFAYETTE LA PUB TR FING AUTH SINGLE FAMILY MTG REV	1/1/2041	5.35	1,097,476	1,105,823
750,000	LAKESIDE 370 LEVEE DIST MO	4/1/2028	7.00	750,000	716,190
2,000,000	LAKEWOOD RANCH STEWARDSHIP DIST FLA SPL ASSMT REV	5/1/2030	7.40	1,980,030	2,028,540
750,000	LANCASTER CALIF REDEV AGY TAX ALLOCATION	8/1/2024	6.00	738,105	758,798
2,000,000	LAS VEGAS NEV REDEV AGY TAX INCREMENT REV	6/15/2023	7.50	1,980,570	2,321,920
1,000,000	LEE CNTY FLA INDL DEV AUTH HEALTH CARE FACS REV	11/15/2029	5.00	829,762	818,500
750,000	LEE CNTY FLA INDL DEV AUTH INDL DEV REV	6/15/2027	5.25	753,259	644,002
1,000,000	LEHIGH CNTY PA GEN PURP AUTH REVS	12/15/2023	6.00	910,021	929,540
250,000	LEHIGH CNTY PA GEN PURP AUTH REVS	8/15/2042	1.21	250,000	148,748
500,000	LOMBARD ILL PUB FACS CORP CONFERENCE CTR & HOTEL REV	1/1/2015	6.38	500,000	352,705
550,000	LOMBARD ILL PUB FACS CORP CONFERENCE CTR & HOTEL REV	1/1/2030	5.50	574,056	335,044
1,750,000	LOMBARD ILL PUB FACS CORP CONFERENCE CTR & HOTEL REV	1/1/2036	5.25	1,773,010	1,232,402
250,000	LOMPOC CALIF HEALTHCARE DIST	8/1/2034	5.00	251,968	250,245
1,000,000	LOS ANGELES CALIF CTFS PARTN	2/1/2027	5.00	1,000,155	1,002,740
2,000,000	LOS ANGELES CALIF HSG AUTH	6/1/2029	5.00	1,702,999	1,742,400
1,000,000	LOS ANGELES CALIF UNI SCH DIST CTFS PARTN	10/1/2031	5.00	883,290	976,530
500,000	LOUDOUN CNTY VA INDL DEV AUTH RESIDENTIAL CARE FAC REV	8/1/2028	7.00	500,000	500,050
500,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	12/1/2034	5.10	500,000	518,525
255,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	6/1/2038	5.85	269,559	263,086
1,185,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	12/1/2038	5.70	1,233,694	1,251,052

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
235,000	LOUISIANA HSG FIN AGY SINGLE FAMILY MTG REV	6/1/2039	5.60	$242,485	255,299
430,000	LOUISIANA LOC GOVT ENVIR FACS CMNTY DEV AUTH REV	6/20/2028	8.00	430,000	364,386
500,000	LOUISIANA PUB FACS AUTH HOSP REV	7/1/2024	6.75	512,536	530,505
750,000	LOUISIANA PUB FACS AUTH REV	5/1/2031	6.50	746,634	790,395
500,000	LOUISIANA PUB FACS AUTH REV	2/15/2036	0.89	500,000	361,975
1,000,000	LOUISIANA ST TRANSPRTN AUTH TOLL REVENUE(b)	12/1/2027	9.18	404,926	407,480
1,495,000	LUZERNE CNTY PA	11/1/2026	7.00	1,590,632	1,729,461
490,945	LYONS COLO REV	11/30/2016	4.75	494,391	477,542
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,034,640	1,035,490
1,000,000	MADERA CALIF IRR FING AUTH WTRREV	1/1/2031	6.25	978,009	1,052,500
440,000	MADISON CNTY FLA REV	7/1/2025	6.00	433,921	403,559
250,000	MAGNOLIA CREEK FLA CMNTY DEV DIST (d)	5/1/2014	5.60	250,000	112,725
725,000	MAINE EDL LN AUTH STUDENT LN REV	12/1/2027	5.63	725,000	781,746
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2026	6.00	999,503	1,007,230
1,000,000	MAINE ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2032	7.50	1,058,697	1,086,220
1,000,000	MAINE TECHNICAL COLLEGE SYS CTFS PARTN	1/1/2017	5.80	1,000,655	1,003,920
1,000,000	MALTA ILL TAX INCREMENT REV	12/30/2025	5.75	1,000,000	656,490
500,000	MANATEE CNTY FLA SCH BRD CTFS PARTN	7/1/2031	5.63	495,548	537,430
500,000	MANCHESTER N H HSG & REDEV AUTH REV	1/1/2015	6.75	495,178	479,305
500,000	MANCHESTER N H HSG & REDEV AUTH REV (b)	1/1/2020	7.87	318,559	219,300
452,000	MANHATTAN ILL SPL SVC AREA SPL TAX(d)	3/1/2022	5.75	452,000	135,781
500,000	MANSFIELD-VAR PURP IM	12/1/2024	6.00	524,608	569,970
750,000	MANTECA CALIF FING AUTH SWR REV	12/1/2033	5.00	694,459	753,105
300,000	MARICOPA CNTY ARIZ ELEM SCH DIST NO 21 MURPHY	7/1/2024	8.00	307,724	335,244
1,000,000	MARICOPA CNTY ARIZ UNI SCH DIST NO 89 DYSART	7/1/2026	6.25	1,016,396	1,148,620
439,000	MARQUIS CMNTY DEV AUTH VA REV	9/1/2013	5.10	439,000	351,204
750,000	MARTINEZ CALIF UNI SCH DIST(b)	8/1/2035	0.87	620,770	698,272
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	522,980
450,000	MARYLAND ST HEALTH & HIGHER EDL FACS AUTH REV	7/1/2029	6.75	440,866	518,792
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	1/1/2026	6.00	1,026,862	1,040,280
1,000,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	1/1/2031	6.25	1,018,830	1,033,490
500,000	MASHANTUCKET WESTERN PEQUOT TRIBE CONN (c)(d)	9/1/2036	5.50	509,035	185,000
325,000	MASSACHUSETTS DEV FIN AGY SR LIVING FAC REV	6/1/2014	6.25	325,000	324,769
455,000	MASSACHUSETTS EDL FING AUTH ED LN REV	1/1/2027	5.20	455,000	486,427
2,280,000	MASSACHUSETTS EDL FING AUTH ED LN REV	1/1/2028	5.25	2,285,656	2,403,074
1,000,000	MASSACHUSETTS ST DEV FIN AGY REV	7/1/2030	6.38	986,491	1,048,360

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,330,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	7/1/2013	7.30	$1,330,000	1,335,546
500,000	MASSACHUSETTS ST HEALTH & EDL FACS AUTH REV	7/1/2022	6.00	505,451	506,890
750,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2037	5.40	763,714	779,272
1,000,000	MASSACHUSETTS ST HSG FIN AGY HSG REV	12/1/2033	5.35	1,000,000	1,037,940
960,000	MASSACHUSETTS ST HSG FIN AGY HSG REV	6/1/2040	5.05	960,000	985,594
750,000	MASSACHUSETTS ST TPK AUTH WESTERN TPK REV	1/1/2017	5.55	750,000	753,292
1,750,000	MC ALESTER OKLA PUB WKS AUTH UTIL SYS REV (b)	2/1/2030	11.04	624,440	626,098
160,000	MEAD VLG NEB TAX INCREMENT REV(d)	7/1/2012	5.13	160,000	129,435
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN H & E FACS BRD REV (d)	12/20/2020	8.00	1,070,000	534,989
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN H & E FACS BRD REV (d)	6/20/2036	10.00	855,000	420,557
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TENN H & E FACS BRD REV (d)	12/20/2040	7.50	1,830,000	1,063,322
2,000,000	METROPOLITAN WASHINGTON D C ARPTS AUTH DULLES TOLL ROAD REV (b)	10/1/2041	1.80	1,306,025	1,675,280
500,000	MIAMI-DADE CNTY FLA HEALTH FACS AUTH HOSP REV	8/1/2030	6.00	485,695	526,200
1,500,000	MIAMI-DADE CNTY FLA SPL OBLIG (b)	10/1/2026	10.87	599,563	609,210
1,000,000	MICHIGAN MUN BD AUTH REV	5/1/2023	5.75	1,027,742	1,161,310
850,000	MICHIGAN PUB EDL FACS AUTH REV (c)	9/1/2016	6.00	846,814	865,130
750,000	MICHIGAN PUB EDL FACS AUTH REV	6/1/2020	6.00	743,704	738,008
475,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2021	8.00	475,000	514,957
300,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2022	5.00	300,000	266,478
450,000	MICHIGAN PUB EDL FACS AUTH REV	10/1/2023	6.25	450,000	401,090
500,000	MICHIGAN PUB EDL FACS AUTH REV	11/1/2028	6.35	500,000	488,370
1,000,000	MICHIGAN ST HOSP FIN AUTH REV	12/1/2023	6.13	989,413	1,156,200
1,500,000	MICHIGAN ST HOSP FIN AUTH REV	6/1/2034	6.13	1,567,509	1,590,600
625,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REV	10/1/2020	5.38	600,106	673,869
1,000,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REV	10/1/2034	5.63	1,000,000	1,043,740
545,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REV	10/1/2038	5.70	545,000	573,880
1,000,000	MICHIGAN ST STRATEGIC FD LTD OBLIG REV	9/1/2029	5.45	1,000,000	1,000,000
310,000	MICHIGAN TOB SETTLEMENT FIN AUTH TOB SETTLEMENT ASSET	6/1/2022	5.13	290,826	254,169
496,000	MILLSBORO DEL SPL OBLG	7/1/2036	5.45	496,000	361,351
2,500,000	MINNEAPOLIS MINN MULTIFAMILY REV	11/1/2013	6.00	2,487,750	2,474,000
424,267	MINNESOTA ST HIGHER ED FACS AUTH REV	10/1/2016	4.49	426,593	431,819
190,000	MINNESOTA ST HSG FIN AGY	1/1/2020	5.00	183,146	190,241
475,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	475,000	488,585
945,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	945,000	970,241

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	MINNESOTA ST OFFICE OF HIGHER ED REV	11/1/2029	5.00	$1,000,000	1,052,150
1,000,000	MISSISSIPPI DEV BK SPL OBLIG	10/1/2031	6.50	972,681	1,044,850
260,000	MISSISSIPPI HOME CORP SINGLE FAM MTG REV	6/1/2039	6.75	274,255	282,261
500,000	MISSOURI DEV FIN BRD INFRASTRUCTURE FACS LEASEHOLD	6/1/2029	5.63	487,130	514,600
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS REV	11/1/2025	5.50	492,270	519,490
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS REV	4/1/2027	6.00	503,178	511,655
500,000	MISSOURI ST DEV FIN BRD INFRASTRUCTURE FACS REV	10/1/2027	6.13	484,851	520,470
980,000	MISSOURI ST HEALTH & EDL FACS AUTH REV	2/1/2022	5.13	1,004,543	994,377
500,000	MISSOURI ST HEALTH & EDL FACS AUTH REV	2/1/2035	5.38	498,309	471,140
280,000	MISSOURI ST HSG DEV COMMN SINGLE FAMILY MTG REV	9/1/2034	5.25	278,153	291,586
375,000	MISSOURI ST HSG DEV COMMN SINGLE FAMILY MTG REV	9/1/2034	5.35	375,000	392,974
1,000,000	MOBERLY MO INDL DEV AUTH	9/1/2024	6.00	1,017,356	918,430
1,000,000	MOHAVE CNTY ARIZ INDL DEV AUTHCORRECTIONAL FACS CONTRACT REV	5/1/2015	7.25	994,393	1,035,560
1,365,000	MONTANA ST BRD HSG	12/1/2039	5.50	1,365,202	1,424,418
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE(b)	7/1/2028	9.13	790,976	786,900
500,000	MONTGOMERY CNTY MD HSG OPPTYS COMMN MULTIFAMILY REV	7/1/2037	5.13	500,000	510,640
1,500,000	MONTGOMERY CNTY OHIO HEALTH CARE FACS REV	9/20/2032	6.55	1,458,300	1,516,935
650,000	MONTGOMERY CNTY PA INDL DEV AUTH REV	2/1/2014	5.38	648,240	633,094
375,000	MONTGOMERY CNTY PA INDL DEV AUTH REV	2/1/2028	6.13	370,238	330,379
800,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	7.00	800,000	230,400
200,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	8.00	-	20,000
1,000,000	MOUNT LEBANON PA HOSP AUTH	7/1/2032	5.63	1,003,014	1,004,110
1,000,000	NATRONA CNTY WYO HOSP REV	9/15/2031	6.35	1,000,000	1,071,910
500,000	NEBRASKA INVT FIN AUTH SINGLE FAMILY HSG REV	9/1/2036	5.90	500,000	547,860
315,000	NEVADA HSG DIV SINGLE FAMILY MTG REV	10/1/2039	5.38	315,000	318,572
1,225,000	NEVADA HSG DIV SINGLE FAMILY MTG REV	10/1/2040	5.10	1,225,000	1,256,152
1,000,000	NEW HAMPSHIRE HEALTH & ED FACS AUTH HOSP REV	10/1/2024	5.00	986,205	1,013,340
1,250,000	NEW HAMPSHIRE HEALTH & ED FACS AUTH REV	1/1/2034	6.00	1,211,104	1,314,162
500,000	NEW HAMPSHIRE HEALTH & ED FACS AUTH REV	8/1/2038	6.00	490,184	542,500
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MULTI-FAMILY HSG	7/1/2031	5.20	1,000,000	1,040,590
745,000	NEW HAMPSHIRE ST HSG FIN AUTH SINGLE FAMILY MTG REV	7/1/2034	5.38	745,000	776,476
750,000	NEW HAMPSHIRE ST HSG FIN AUTH SINGLE FAMILY MTG REV	7/1/2038	6.63	785,454	828,030

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
2,500,000	NEW JERSEY HEALTH CARE FACS FING AUTH REV	7/1/2016	6.25	$2,500,000	2,506,325
500,000	NEW JERSEY ST HIGHER ED ASSISTANCE AUTH STUDENT LN REV	6/1/2024	5.38	497,486	535,715
2,500,000	NEW JERSEY ST HIGHER ED ASSISTANCE AUTH STUDENT LN REV	6/1/2027	5.00	2,496,562	2,577,275
1,000,000	NEW JERSEY ST HSG & MTG FIN AGY MULT-FAMILY REV	5/1/2041	4.95	969,717	1,011,250
500,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2030	6.45	534,793	536,295
925,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2034	5.00	925,000	945,304
800,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2035	5.00	800,000	816,648
2,335,000	NEW JERSEY ST HSG & MTG FIN AGY REV	10/1/2037	5.00	2,318,054	2,387,304
2,250,000	NEW JERSEY ST TRANSN TR FD AUTH (b)	12/15/2025	9.43	991,709	1,083,600
465,000	NEW MEXICO MTG FIN AUTH	9/1/2029	4.80	465,000	475,528
940,000	NEW MEXICO MTG FIN AUTH	9/1/2029	5.00	940,000	972,336
925,000	NEW MEXICO MTG FIN AUTH	9/1/2034	5.00	925,000	958,614
945,000	NEW MEXICO MTG FIN AUTH	3/1/2036	5.45	945,000	988,924
750,000	NEW ORLEANS LA SEW SVC REV	6/1/2024	6.00	740,146	830,842
115,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (d)	5/1/2013	5.00	114,821	1
70,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (b)	5/1/2015	1.20	64,754	58,152
135,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (b)	5/1/2018	1.37	118,648	57,069
70,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (b)	5/1/2038	0.37	62,864	41,819
175,000	NEW RIVER CMNTY DEV DIST FLA CAP IMPT REV (b)	5/1/2038	0.80	140,818	65,891
250,000	NEW YORK N Y CITY INDL DEV AGY REV	1/1/2029	6.13	246,712	270,542
1,000,000	NEW YORK ST DORM AUTH REV	8/15/2024	6.45	998,459	1,022,570
320,000	NEW YORK ST DORM AUTH REVS	7/1/2019	6.88	322,417	324,048
1,820,000	NEW YORK ST MED CARE FACS FIN AGY REV	2/15/2035	6.38	1,802,670	1,826,588
450,000	NOBLESVILLE IND REDEV AUTH ECONOMIC DEV REV	2/1/2031	5.13	445,891	473,396
500,000	NORCO CALIF REDEV AGY TAX ALLOCATION	3/1/2032	5.88	492,648	505,095
1,300,000	NORTH CAROLINA MED CARE COMMN HEALTH CARE FACS REV	10/1/2035	6.63	1,300,000	1,012,193
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	10/1/2029	6.38	1,000,000	1,017,470
865,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.35	865,000	900,231
1,185,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.45	1,185,000	1,236,773
1,885,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2040	5.05	1,885,000	1,913,916
350,000	NORTH RANGE MET DIST NO 1 COLO	12/15/2024	5.00	358,521	292,394
500,000	NORTH TEX TWY AUTH DALLAS NORTH TWY SYS REV	1/1/2025	6.00	500,000	556,395
1,000,000	NORTH TEX TWY AUTH REV (b)	1/1/2028	10.85	388,721	412,720
1,000,000	NORTH TEX TWY AUTH REV	1/1/2034	6.00	1,000,000	1,091,060

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	NORTH TEX TWY AUTH REV (b)	1/1/2042	1.40	$706,028	908,640
500,000	NORTHERN CALIF GAS AUTH NO 1	7/1/2027	0.96	500,000	363,380
1,000,000	NORTHERN IL UNIV REVS	4/1/2026	5.50	1,017,290	1,075,860
400,000	NORTHERN MARIANA ISLANDS COMWLTH	10/1/2022	5.00	402,692	334,064
2,000,000	OAK PARK CALIF UNI SCH DIST(b)	8/1/2038	3.77	995,054	1,236,320
655,000	OHIO ST HSG FIN AGY RESIDENTIAL MTG REV	9/1/2033	5.40	655,000	682,576
275,000	OHIO ST HSG FIN AGY RESIDENTIAL MTG REV	9/1/2033	5.45	275,000	289,416
440,000	OKLAHOMA HSG FIN AGY SINGLE FAMILY MTG REV	3/1/2032	5.15	440,000	454,714
745,000	OKLAHOMA HSG FIN AGY SINGLE FAMILY MTG REV	9/1/2038	6.50	782,405	802,201
500,000	ONEIDA TRIBE OF INDIANS WIS RETAIL SALES REV (c)	2/1/2021	5.50	500,000	547,385
1,000,000	ONTARIO CALIF REDEV FING AUTH LEASE REV	8/1/2032	5.00	938,962	1,004,450
500,000	OREGON HEALTH SCIENCES UNIV REV	7/1/2039	5.75	485,820	544,925
395,000	OREGON ST VETERANS WELFARE 81	10/1/2031	5.13	392,218	395,367
1,000,000	OVERLAND PK KANS TRANSN DEV DIST SALES TAX REV	4/1/2032	5.90	1,000,000	1,066,710
2,280,000	PACHECO CALIF UN SCH DIST CTFSPARTN (b)	2/1/2037	15.27	474,935	470,136
1,000,000	PALM BAY FLA UTIL REV (b)	10/1/2031	11.87	312,184	333,380
675,000	PALM BEACH CNTY FL HEALTH FACS AUTH RETIREMENT CMNTY REV	11/15/2029	5.13	676,038	644,659
1,000,000	PALM BEACH CNTY FLA HEALTH FACS AUTH REV	11/15/2022	5.38	918,910	997,040
540,000	PARKLANDS LEE CMNTY DEV DIST FLA SPL ASSMT(d)	5/1/2011	5.13	540,020	215,946
1,665,000	PATTERSON CALIF JT UNI SCH DIST(b)	8/1/2027	12.31	600,296	689,010
750,000	PELL CITY ALA SPL CARE FACS FING AUTH REV	12/1/2027	5.25	624,732	755,048
1,500,000	PENNSYLVANIA ECONOMIC DEV FINGAUTH HEALTH SYS REV	10/15/2023	6.25	1,468,854	1,579,335
1,000,000	PENNSYLVANIA HSG FIN AGY SINGLE FAMILY MTG REV	10/1/2034	4.88	1,003,466	1,008,440
500,000	PENNSYLVANIA HSG FIN AGY SINGLE FAMILY MTG REV	10/1/2025	5.00	501,789	525,520
1,000,000	PENNSYLVANIA HSG FIN AGY SINGLE FAMILY MTG REV	10/1/2029	4.63	916,679	1,010,930
750,000	PENNSYLVANIA ST HIGHER EDL FACS AUTH REV	6/1/2026	5.75	724,742	785,040
500,000	PENNSYLVANIA ST HIGHER EDL FACS AUTH REV	7/1/2039	0.90	500,000	265,245
1,000,000	PENNSYLVANIA ST TPK COMMN TPK REV(b)	6/1/2033	2.19	682,053	839,460
1,935,000	PENNSYLVANIA ST TPK COMMN TPK REV(b)	12/1/2035	1.17	1,509,718	1,547,690
750,000	PENNSYLVANIA ST TPK COMMN TPK REV(b)	12/1/2035	2.01	538,034	606,960
1,500,000	PENNSYLVANIA ST TPK COMMN TPK REV(b)	12/1/2038	1.44	1,080,275	1,149,420
2,000,000	PEORIA ILL PUB BLDG COMMN SCH DIST FACS REV(b)	12/1/2021	8.01	1,140,443	1,234,040
500,000	PEORIA ILL PUB BLDG COMMN SCH DIST FACS REV(b)	12/1/2022	9.39	254,213	285,635
5,000,000	PEORIA ILL PUB BLDG COMMN SCH DIST FACS REV(b)	12/1/2026	11.11	1,964,178	2,042,400

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	PHILADELPHIA PA HOSPS & HIGHER ED FACS AUTH HOSP REV	11/15/2023	6.63	$1,000,124	1,000,010
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH CHARTER SCH REV	4/1/2022	5.88	1,000,000	956,620
25,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	8/1/2012	6.25	25,000	25,242
280,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	6/1/2016	6.00	280,000	276,618
1,045,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	12/1/2017	5.35	943,617	1,005,102
460,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	12/1/2018	6.38	460,000	454,627
865,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	6/1/2022	5.00	798,938	781,017
995,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	7/1/2026	5.00	863,209	819,213
490,000	PIMA CNTY ARIZ INDL DEV AUTH ED REV	7/1/2031	6.75	358,909	472,110
1,000,000	PITTSBURG CALIF REDEV AGY TAX ALLOC	9/1/2028	6.50	977,837	1,005,450
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(b)	9/1/2031	16.03	641,382	667,826
1,750,000	PORT EVERGLADES AUTH FLA PORT	9/1/2016	5.00	1,750,000	1,814,558
250,000	PROVIDENCE R I HSG AUTH HSG REV	9/1/2026	5.00	255,179	265,248
500,000	PROVIDENCE R I HSG AUTH HSG REV	9/1/2027	5.00	508,058	526,355
745,000	PROVO UTAH CHARTER SCH REV	6/15/2037	5.50	605,326	576,168
1,000,000	PUBLIC FIN AUTH WIS CONTINUINGCARE RETIREMENT CMNTY REV	6/1/2020	7.00	984,102	1,003,730
1,000,000	PUERTO RICO COMWLTH	7/1/2028	6.00	989,511	1,072,360
1,500,000	PUERTO RICO COMWLTH	7/1/2040	6.50	1,526,886	1,639,140
450,000	PUERTO RICO COMWLTH HWY & TRANSN AUTH TRANSN REV	7/1/2045	0.78	450,000	340,312
500,000	PUERTO RICO ELEC PWR AUTH PWR REV	7/1/2025	0.93	500,000	380,690
1,000,000	PUERTO RICO SALES TAX FING CORP SALES TAX REV(b)	8/1/2033	3.37	581,283	730,470
500,000	PUERTO RICO SALES TAX FING CORP SALES TAX REV	8/1/2057	1.10	500,000	267,225
750,000	QUAIL CREEK CMNTY FACS DIST ARIZ	7/15/2016	5.15	750,000	746,985
2,000,000	RAILSPLITTER TOBACCO SETTLEMENT AUTH ILL	6/1/2024	6.25	2,040,386	2,107,060
975,000	RAMONA CALIF UNI SCH DIST CTFS PARTN(b)	5/1/2032	1.11	795,300	930,676
1,000,000	REDONDO BEACH CALIF UNI SCH DIST(b)	8/1/2034	2.10	679,055	851,970
1,500,000	REGIONAL TRANSN DIST COLO PRIVATE ACTIVITY REV	1/15/2034	6.00	1,485,359	1,536,885
500,000	RENO NEV HOSP REV	6/1/2020	5.50	506,943	531,845
400,000	RENO NEV HOSP REV	6/1/2032	5.25	410,021	387,232
750,000	RENO-SPARKS INDIAN COLONY NEV	6/1/2021	5.00	765,012	775,155
145,000	RHODE ISLAND HSG & MTG FIN CORP	10/1/2038	5.63	145,000	145,022
500,000	RHODE ISLAND ST HEALTH & EDL BLDG CORP REV	5/15/2030	6.25	493,464	551,510
500,000	RHODE ISLAND ST STUDENT LN AUTH STUDENT LN REV	12/1/2027	5.75	500,000	529,325
1,000,000	RICHMOND CALIF CMNTY REDEV AGYTAX ALLOC	9/1/2030	6.00	972,394	1,046,300

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	RICHMOND CALIF JT PWRS FING AUTH REV	7/1/2024	6.25	$500,000	542,320
325,000	RICHMOND IND HOSP AUTH REV	1/1/2029	6.50	315,143	358,475
755,000	RIO GRANDE VY HEALTH FACS DEV CORP TEX HOSP REV	8/1/2012	6.40	750,819	756,178
1,000,000	RIVERSIDE CNTY CALIF REDEV AGY TAX ALLOC	10/1/2025	6.00	995,210	1,039,440
1,000,000	RIVERSIDE CNTY CALIF REDEV AGY TAX ALLOC	10/1/2030	6.00	1,013,768	1,020,900
500,000	ROSS COUNTY OHIO HOSP REV	12/1/2028	5.75	502,290	522,015
2,200,000	ROWLAND CALIF UNI SCH DIST(b)	8/1/2027	11.00	836,776	863,984
1,000,000	SACRAMENTO CALIF CITY FING AUTH REV(b)	12/1/2021	7.46	595,079	580,910
500,000	SACRAMENTO CALIF PWR AUTH COGENERATION PROJ REV	7/1/2022	4.50	435,891	478,160
500,000	SACRAMENTO CNTY CALIF CTFS PARTN	10/1/2027	4.75	500,000	431,185
250,000	SACRAMENTO CNTY CALIF SANTN DIST FING AUTH REV	12/1/2035	0.75	250,000	170,022
350,000	SACRAMENTO CNTY CALIF WTR FINGAUTH REV	6/1/2039	0.79	350,000	207,627
1,030,000	SADDLEBACK VY UNI SCH DIST CALIF PUB FING AUTH SPL TAX REV	9/1/2017	5.65	1,030,000	1,033,687
1,000,000	SAGINAW MICH HOSP FIN AUTH	7/1/2030	5.00	919,962	966,840
2,000,000	SALINE CNTY MO INDL DEV AUTH HEALTH FACS REV	12/1/2020	5.00	1,981,873	2,002,280
500,000	SALINE CNTY MO INDL DEV
	AUTH HEALTH FACS REV	12/1/2028	5.60	489,212	486,000
1,750,000	SAN BERNARDINO CNTY CALIF
	CTFS PARTN	8/1/2028	5.00	1,750,000	1,682,450
500,000	SAN DIEGO CALIF HSG AUTH
	MULTIFAMILY HSG REV	5/1/2029	5.00	500,000	510,405
500,000	SAN DIEGO CALIF REDEV AGY	9/1/2023	5.00	452,875	504,300
1,000,000	SAN FRANCISCO CALIF CITY & CNTY ARPTS COMMN INTL ARPT REV	5/1/2039	6.00	1,030,641	1,119,120
250,000	SAN JOAQUIN HILLS CALIF TRANSN CORRIDOR AGY TOLL RD REV	1/15/2030	5.25	250,000	197,490
1,000,000	SAN JOSE CALIF FING AUTH LEASE REV	5/1/2031	5.50	986,990	1,073,900
500,000	SANTA ANA CALIF CMNTY REDEV AGY TAX ALLOCATION	9/1/2022	6.00	495,045	543,160
500,000	SANTA MONICA CALIF REDEV AGY TAX ALLOCATION	7/1/2036	5.88	521,261	554,585
1,000,000	SANTA PAULA CALIF UTIL AUTH WASTEWTR ENTERPRISE REV	2/1/2030	5.00	988,146	1,045,700
1,450,000	SARASOTA CNTY FLA HEALTH FACS AUTH RETIREMENT FAC REV	1/1/2027	5.50	1,201,813	1,375,282
500,000	SEMINOLE TRIBE FLA SPL OBLIG REV(c)	10/1/2024	5.50	504,569	463,595
500,000	SHAFTER WASCO IRR DIST REV CALIF CTFS PARTN	11/1/2030	4.75	412,213	472,950
150,000	SHELBY CNTY TENN HEALTH EDL & HSG FACS BRD REV(d)	1/1/2019	5.35	134,966	17,211
625,000	SHELBY CNTY TENN HEALTH EDL & HSG FACS BRD REV(d)	1/1/2029	5.55	556,862	62,200
550,000	SNOHOMISH CNTY WASH HSG AUTH HSG REV	4/1/2026	6.40	550,000	555,330
500,000	SOUTH BAYSIDE WASTE MGMT AUTH CALIF SOLID WASTE ENTERPRISE	9/1/2029	6.25	516,041	526,080

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
235,000	SOUTH CAROLINA HSG FIN & DEV AUTH MTG REV	7/1/2032	5.50	$235,000	245,582
1,500,000	SOUTH CAROLINA JOBS ECONOMIC DEV AUTH ECONOMIC DEV REV	11/15/2030	5.63	1,432,283	1,502,400
500,000	SOUTH CAROLINA JOBS ECONOMIC DEV AUTH REV	11/15/2027	6.00	503,376	199,205
750,000	SOUTH CAROLINA JOBS ECONOMIC DEV AUTH REV	11/15/2042	5.15	750,000	298,808
560,000	SOUTH CAROLINA ST ED ASSISTANCE AUTH REV	10/1/2029	5.10	553,478	590,066
1,000,000	SOUTH COAST CONSERVANCY DIST IND	1/1/2028	5.25	994,529	994,510
300,000	SOUTHERN MINN MUN PWR AGY PWR SUPPLY SYS REV	1/1/2013	2.79	300,000	296,292
453,000	SOUTHSIDE CMNTY FACS DIST NO 1SPL ASSMT REV PRESCOTT VY ARIZ	7/1/2018	6.13	322,726	323,465
173,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2015	5.38	173,000	173,280
645,000	SOUTHWESTERN ILL DEV AUTH REV	10/1/2022	7.00	645,000	632,913
225,000	SOUTHWESTERN ILL DEV AUTH REV	11/1/2026	5.63	223,570	169,200
1,500,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2029	5.63	1,500,000	1,499,850
1,000,000	SPARKS NEV REDEV AGY TAX INCREMENT REV	6/1/2020	7.25	990,511	1,033,770
1,000,000	SPARKS NEV REDEV AGY TAX INCREMENT REV	1/15/2022	5.00	978,701	996,580
435,000	SPARKS NEV TOURISM IMPT DIST NO 1 REV (c)	6/15/2020	6.50	422,353	399,208
191,000	ST BERNARD PARISH LA HOME MTG AUTH SINGLE FAMILY MTG REV	3/1/2039	5.80	187,325	201,425
500,000	ST JOHNS CNTY FLA INDL DEV AUTH REV	8/1/2040	5.88	492,821	504,235
460,000	ST JOSEPH CNTY IND ECONOMIC DEV REV	5/15/2026	6.00	338,419	443,918
500,000	ST JOSEPH CNTY IND ECONOMIC DEV REV	5/15/2038	6.00	368,946	456,175
460,443	ST JOSEPH CNTY IND HOSP AUTH HEALTH FACS REV(d)	2/15/2028	5.25	466,925	79,063
500,000	ST JOSEPH MO INDL DEV AUTH TAXINCREMENT REV	11/1/2023	5.38	496,674	465,245
1,000,000	ST PAUL MINN PORT AUTH REV	12/1/2036	5.00	974,840	1,035,640
151,846	ST TAMMANY PARISH LA FIN AUTH SINGLE FAMILY MTG REV	12/1/2039	5.25	155,143	152,901
500,000	SULLIVAN CNTY TENN HEALTH EDL & HSG FACS BRD HOSP REV	9/1/2036	5.25	513,880	463,345
2,500,000	SULPHUR SPRINGS CALIF UN SCH DIST CTFS PARTN(b)	12/1/2037	1.37	1,843,677	2,224,650
175,000	SUMMIT ACADEMY NORTH MICH PUB SCH ACADEMY REV	11/1/2011	4.75	175,001	175,049
500,000	TALLAHASSEE FLA HEALTH FACS REV	12/1/2030	6.38	491,168	500,260
170,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	2/15/2013	5.00	169,932	166,576
500,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	2/15/2014	6.50	500,000	497,250
250,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2014	6.25	250,000	247,022

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2014	6.50	$1,000,000	999,930
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	2/15/2016	7.25	1,000,000	999,880
750,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2019	7.75	750,000	764,348
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2026	6.00	1,030,071	1,003,850
1,000,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	5/15/2027	5.13	721,247	941,960
750,000	TARRANT CNTY TEX CULTURAL ED FACS FIN CORP RETIREMENT FAC	11/15/2036	6.00	769,460	729,098
850,000	TENNESSEE HSG DEV AGY	7/1/2038	5.45	850,000	885,454
185,000	TENNESSEE HSG DEV AGY MTG FIN	7/1/2023	5.20	185,799	188,491
795,000	TERREBONNE PARISH LA	3/1/2024	5.88	800,869	926,445
250,000	TEXAS MUN GAS ACQUISITION & SUPPLY CORP I GAS SUPPLY REV	12/15/2026	1.68	250,000	174,930
2,000,000	TEXAS PRIVATE ACTIVITY SURFACE TRANSPORTATION CORP	6/30/2033	7.50	2,057,965	2,242,160
700,000	TEXAS ST DEPT HSG & CMNTY AFFAIRS RESIDENTIAL MTG REV	7/1/2039	5.45	700,000	730,583
500,000	TEXAS ST PUB FIN AUTH CHARTER SCH FIN CORP REV	2/15/2030	6.00	500,000	512,515
1,000,000	TEXAS ST PUB FIN AUTH CHARTER SCH FIN CORP REV	8/15/2030	5.00	879,642	898,290
800,000	TEXAS ST STUDENT HSG AUTH(d)	1/1/2033	11.00	800,000	8
425,000	TODD CREEK FARMS MET DIST NO 1 COLO WTR REV(d)	12/1/2011	4.75	420,397	211,862
655,000	TOLOMATO CMNTY DEV DIST FLA	5/1/2017	6.38	655,000	474,973
2,000,000	TORRANCE CALIF UNI SCH DIST(b)	8/1/2023	9.54	971,149	1,098,000
1,000,000	TRAVIS CNTY TEX HEALTH FACS DEV CORP REV	11/1/2016	6.25	1,000,000	1,021,440
840,000	TRAVIS CNTY TEX HSG FIN CORP MULTI FAMILY HSG REV(d)	6/1/2035	9.25	840,000	83,933
1,000,000	TULSA OKLA TULSA INDL AUTH REV	10/1/2027	6.00	1,025,460	1,116,230
1,250,000	TUSTIN CALIF UNI SCH DIST(b)	8/1/2028	4.10	746,578	836,538
210,000	ULSTER CNTY N Y INDL DEV AGY CIVIC FAC REV	9/15/2013	5.10	209,417	201,617
500,000	ULSTER CNTY N Y INDL DEV AGY CIVIC FAC REV	9/15/2016	5.25	495,687	452,740
1,250,000	UPLAND CALIF CTFS PARTN	1/1/2032	6.38	1,215,346	1,353,800
671,000	UTAH ASSOC MUNI POWER(e)	5/1/2022	4.75	671,000	619,400
495,000	UTAH HSG CORP SINGLE FAMILY MTG REV	1/1/2032	4.95	495,000	503,415
750,000	UTAH HSG CORP SINGLE FAMILY MTG REV	1/1/2033	5.75	750,000	792,338
360,000	UTAH HSG CORP SINGLE FAMILY MTG REV	1/1/2040	5.55	360,000	373,054
600,000	UTAH ST CHARTER SCH FIN AUTH CHARTER SCH REV	7/15/2018	6.38	600,000	607,998

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	UTAH ST CHARTER SCH FIN AUTH CHARTER SCH REV	7/15/2020	5.75	$465,813	494,525
500,000	UTAH ST CHARTER SCH FIN AUTH CHARTER SCH REV	7/15/2025	6.50	500,000	504,595
750,000	VALLEJO CITY CALIF UNI SCH DIST SPL TAX	9/1/2031	4.15	548,554	562,162
500,000	VANCOUVER WASH HSG AUTH REV	3/1/2025	5.00	492,771	524,850
285,000	VERANO CTR CMNTY DEV DIST FLA	11/1/2012	5.00	285,000	255,371
1,500,000	VERMONT EDL & HEALTH BLDGS FING AGY REV	12/1/2027	6.13	1,486,360	1,501,965
1,000,000	VIRGINIA ST HSG AUTH DEV AUTH	12/1/2039	5.00	1,000,000	1,024,310
735,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2025	6.00	735,000	805,700
330,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2031	5.35	330,000	330,046
1,000,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2031	6.25	1,021,926	1,063,150
2,000,000	VIRGINIA ST HSG DEV AUTH COMWLTH MTG	7/1/2036	5.38	2,000,000	2,000,280
750,000	WASHINGTON ST HEALTH CARE FACS AUTH	11/15/2031	6.13	743,494	815,580
500,000	WASHINGTON ST HEALTH CARE FACS AUTH REV	3/1/2024	6.50	479,447	554,580
500,000	WASHINGTON ST HEALTH CARE FACS AUTH REV	8/1/2028	6.25	513,944	567,955
1,000,000	WASHINGTON ST HEALTH CARE FACS AUTH REV	3/1/2029	7.13	975,615	1,115,890
1,000,000	WASHINGTON ST HSG FIN COMMN MULTIFAMILY HSG REV	7/15/2029	4.75	1,000,000	1,014,890
250,000	WASHINGTON ST HSG FIN COMMN NONPROFIT REV	1/1/2013	5.10	250,000	234,978
1,150,000	WASHINGTON ST HSG FIN COMMN NONPROFIT REV	1/1/2017	5.25	1,147,336	985,274
500,000	WATERLOO IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES & SVCS T	7/1/2029	5.00	500,000	511,900
420,000	WATERS EDGE CMNTY DEV DIST FLACAP IMPT REV(d)	11/1/2012	5.00	420,018	185,220
1,000,000	WEST CAMPUS HSG LLC ARIZ STUDENT HSG REV	7/1/2025	5.00	881,567	1,001,280
230,000	WEST VLGS IMPT DIST FLA REV	5/1/2037	5.50	230,000	102,764
405,000	WESTERN GENERATION AGY ORE COGENERATION PROJ REV	1/1/2021	5.00	407,028	368,465
80,000	WESTPARK CMNTY FACS DIST AZ	7/15/2016	4.90	80,000	79,034
750,000	WINNEBAGO & STEPHENSON CNTYS ILL CMNTY UNIT SCH DIST NO 321(b)	1/1/2019	6.88	514,423	553,620
1,000,000	WISCONSIN HEALTH & EDL FACS AUTH REV	12/1/2034	9.00	1,000,000	499,310
500,000	WISCONSIN PUB FIN AUTH	12/1/2030	5.25	494,035	522,155
1,000,000	WISCONSIN ST GEN REV APPROPRIATION REV	5/1/2027	6.00	1,021,314	1,173,270
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	9/15/2014	5.40	1,000,000	1,000,430
525,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	2/15/2018	6.25	509,731	525,940
400,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2023	5.60	400,952	405,740
195,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	11/15/2023	6.00	203,178	202,773

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value(a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2024	6.50	$356,330	500,095
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	1/15/2025	5.65	502,473	514,745
605,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	11/15/2025	5.75	599,482	605,883
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	7/1/2026	5.00	503,935	495,845
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	10/1/2027	5.38	978,402	1,044,610
960,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	2/15/2029	5.60	952,873	960,307
750,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	5/15/2029	5.13	603,579	720,105
1,000,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	7/1/2030	5.75	1,026,199	1,047,500
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	2/15/2032	5.25	488,955	500,690
250,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	11/15/2032	6.00	262,443	255,548
750,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	4/15/2033	6.40	759,691	767,385
500,000	WISCONSIN ST HEALTH & EDL FACS AUTH REV	8/15/2034	6.75	505,734	503,505
700,000	WOODHILL PUB FAC CORP TEX MULTIFAMILY REV	12/1/2015	7.25	695,020	700,728
1,500,000	WYANDOTTE CNTY/KANS CITY KANS UNI GOVT SPL OBLIG REV(b)	6/1/2021	8.45	841,495	891,255
750,000	WYOMING CMNTY DEV AUTH HSG REV	12/1/2023	5.25	758,357	799,845
500,000	WYOMING CMNTY DEV AUTH STUDENTHSG REV	7/1/2031	6.25	500,000	519,545
500,000	YORBA LINDA CALIF REDEV AGY TAX ALLOCATION REV(b)	9/1/2027	12.29	174,429	174,850
355,000	ZEPHYR RIDGE CMNTY DEV DIST FLA CAP IMPT REV(d)	5/1/2013	5.25	355,352	141,290
	Sub-total Municipal Bonds:			479,545,968	478,213,351	90.84%
Short-Term Investments:
5,775,329	NORTHERN INSTITUTIONAL TAX-EXEMPT PORTFOLIO, 0.03% (f)			5,775,329	5,775,329
	Sub-total Short-Term Investments:			5,775,329	5,775,329	1.10%
	Grand total(g)			$519,776,837	522,111,644	99.18%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may not be publicly sold without registration under the Securities Act of 1933. The value of this security is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of the Fund.

(d)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e)	This security is being fair valued according to procedures adopted by the Board of Trustees.
(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.

At December 31, 2010, the value of the Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was approximately $8,475,514 with net sales of approximately $2,700,185 during the nine months ended September 30, 2011.

(g)

At September 30, 2011, the cost for Federal income tax purposes was $519,776,837. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$24,754,635
Gross unrealized depreciation	(22,419,828)
Net unrealized appreciation	$2,334,807

Diversification of investments representing geographic diversification, as a percentage of total invesments at fair value, is as follows:

Geographical Diversification	Percent
California	15.31%
Illinois	9.42
Texas	6.92
Florida	4.32
Pennsylvania	3.75
Indiana	3.72
New Jersey	3.70
Minnesota	3.02
Massachusetts	2.70
Missouri	2.68
Other	44.46
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Tax-Exempt Bond Fund’s investments. The inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are dervied principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is siginificant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are deteremined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of the Tax-Exempt Bond Fund as of September 30, 2011, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$38,122,964	$—	$—	$38,122,964
Municipal Bonds
Airport	—	2,733,640	—	2,733,640
Bond Bank	—	2,582,630	—	2,582,630
Development	—	15,823,059	—	15,823,059
Education	—	55,784,284	—	55,784,284
Facilities	—	7,566,017	—	7,566,017
General	—	57,563,644	—	57,563,644
General Obligation	—	13,935,227	—	13,935,227
Higher Education	—	11,091,535	1,009,820	12,101,355
Housing	—	12,057,827	—	12,057,827
Medical	—	91,863,503	237,380	92,100,883
Mello-Roos	—	4,017,303	—	4,017,303
Multifamily Housing	—	32,948,721	—	32,948,721
Nursing Home	—	42,013,255	905,489	42,918,744
Pollution	—	3,528,960	—	3,528,960
Power	—	4,830,749	619,400	5,450,149
School District	—	20,135,297	—	20,135,297
Single Family Housing	—	50,688,991	—	50,688,991
Student Loan	—	9,211,913	—	9,211,913
Tobacco Settlement	—	3,477,296	—	3,477,296
Transportation	—	22,537,883	—	22,537,883
Utilities	—	3,470,527	964,241	4,434,768
Water	—	6,614,760	—	6,614,760
Short-Term Investments	5,775,329	—	—	5,775,329

Total Assets	$43,898,293	$474,477,021	$3,736,330	$522,111,644

For the Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bond securities, and short term investments. The municipal bond securities are generally considered Level 2 securities based on valuations using adjusted evaluated prices provided by the primary pricing provider. Four municipal bond securities are classified as Level 3 investments as of September 30, 2011, based on fair valuations determined by procedures adopted by the Board of Trustees. One municipal bond security is classified as a Level 3 investment as of September 30, 2011, based on a last price at March 1, 2011, from a primary pricing service. Since the time of fair valuation, there has also been a lack of market activity and data observed for the security.

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to the securities on December 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have signifiantlly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Bonds
	Higher Education	Medical		Nursing Home	Power	Utilities		Total
Balance as of 12/31/10	$96,381	$—		$—	$671,000	$—		$767,381
Realized Gains	—	—		925	—	—		925
Realized Losses	(2,098)	—		—	—	—		(2,098)
Change in Unrealized Appreciation	1,787	—		—	—	—		1,787
Change in Unrealized Depreciation	(141,814)	—		(62,367)	(51,600)	—		(255,781)
Purchases	1,216,445	—		996,717	—	—		2,213,162
Issuances	—	—		—	—	—		—
Sales	(160,881)	—		(29,786)	—	—		(190,667)
Settlements	—	—		—	—	—		—
Transfers into Level 3(1)	—	237,380	(2)	—	—	964,241	(3)	1,201,621
Transfers out of Level 3(1)	—	—		—	—	—		—
Balance as of 9/30/11	$1,009,820	$237,380		$905,489	$619,400	$964,241		$3,736,330

(1)	The value of Transfers into and out of Level 3 were measured using the fair value as of the end of the period September 30, 2011.
(2)

Transferred from Level 2 to Level 3 due to security being valued based on fair valuations determined by procedures adopted by the Board of Trustees and because there is a lack of market activity and data observed for this security.

(3)

Transferred from Level 2 to Level 3 due to security being valued based on unobservable inputs using the last traded price, at March 1, 2011, from a primary pricing service and because there is a lack of market activity and data observed for this security.

The amount of change in net unrealized loss on investments in Level 3 securities still held at September 30, 2011, was approximately $51,600.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2011

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
8,500	ADITYA BIRLA MINERALS LTD.	$14,149	6,804
20,984	AGL ENERGY LTD.	264,396	287,597
51,722	ALUMINA LTD.	50,177	72,281
36,515	AMCOR LTD.	174,971	240,151
46,294	AMP LTD.	141,805	173,690
88,998	ASCIANO LTD.	129,579	122,436
4,112	ASX LTD.	84,309	119,320
1,900	ATLAS IRON LTD.	7,423	5,099
46,617	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	638,253	865,301
21,781	BENDIGO AND ADELAIDE BANK LTD.	190,513	176,452
179,910	BGP HOLDINGS PLC - (FRACTIONAL SHARES)(b)	-	-
58,575	BHP BILLITON LTD.	1,409,751	1,945,150
13,040	BORAL LTD.	38,661	43,359
24,400	BRAMBLES LTD.	108,866	150,458
8,400	CALTEX AUSTRALIA LTD.	105,590	86,526
60,133	CFS RETAIL PROPERTY TRUST	78,296	100,809
10,400	CHARTER HALL OFFICE REIT	40,242	33,320
29,698	COCA-COLA AMATIL LTD.	321,802	339,622
971	COCHLEAR LTD.	35,893	43,124
28,762	COMMONWEALTH BANK OF AUSTRALIA	837,550	1,249,939
64,200	COMMONWEALTH PROPERTY OFFICE FUND	63,146	55,161
8,520	COMPUTERSHARE LTD.	47,796	60,637
18,353	CROWN LTD.	99,514	139,775
9,576	CSL LTD.	226,091	273,009
13,946	CSR LTD.	34,433	31,028
85,105	DEXUS PROPERTY GROUP	62,970	67,092
5,726	DULUXGROUP LTD.	5,840	13,779
8,477	ECHO ENTERTAINMENT GROUP LTD.(b)	19,849	29,591
24,200	EMECO HOLDINGS LTD.	30,149	22,568
38,735	FAIRFAX MEDIA LTD.	31,235	30,452
5,300	FLIGHT CENTRE LTD.	104,602	86,003
21,110	FORTESCUE METALS GROUP LTD.	37,574	87,466
30,938	FOSTER’S GROUP LTD.	90,278	156,980
93,686	GOODMAN GROUP	48,414	51,233
104,982	GPT GROUP	265,936	313,577
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	71,112
12,900	ILUKA RESOURCES LTD.	86,119	150,745
19,665	INCITEC PIVOT LTD.	31,737	60,933
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	138,215
85,600	INVESTA OFFICE FUND	55,466	49,542
2,244	LEIGHTON HOLDINGS LTD.	29,819	39,319
10,015	LEND LEASE GROUP	61,130	67,066
4,498	MACARTHUR COAL LTD.	51,823	68,781
6,268	MACQUARIE ATLAS ROADS GROUP(b)	2,373	7,881
9,837	MACQUARIE GROUP LTD.	195,127	210,318
26,048	METCASH LTD.	74,755	102,274
10,600	MINERAL RESOURCES LTD.	121,533	101,479
37,974	MIRVAC GROUP	50,570	41,413
41,258	NATIONAL AUSTRALIA BANK LTD.	706,058	876,111
12,595	NEWCREST MINING LTD.	358,553	414,849
165,887	ONESTEEL LTD.	355,418	194,465
5,726	ORICA LTD.	54,146	128,192
15,652	ORIGIN ENERGY LTD.	164,158	200,261
6,819	OZ MINERALS LTD.	25,768	60,650
60,703	PALADIN ENERGY LTD.(b)	104,577	69,463
416	PERPETUAL LTD.	7,027	8,172
116,632	QANTAS AIRWAYS LTD.(b)	222,335	156,076
15,800	QBE INSURANCE GROUP LTD.	218,199	193,759
20,800	RAMELIUS RESOURCES LTD.(b)	31,764	28,507
2,597	RAMSAY HEALTH CARE LTD.	50,028	47,387
8,245	RIO TINTO LTD.	321,508	482,476
23,269	SANTOS LTD.	255,999	251,496
9,824	SONIC HEALTHCARE LTD.	79,849	107,442
10,100	SPOTLESS GROUP LTD.	18,131	17,306
139,229	STOCKLAND	413,114	387,073
49,573	SUNCORP GROUP LTD.	273,388	376,731
42,177	TABCORP HOLDINGS LTD.	90,985	104,321

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
97,446	TATTS GROUP LTD.	$208,139	208,404
69,046	TELSTRA CORP. LTD.	158,437	205,680
55,889	TOLL HOLDINGS LTD.	302,168	234,242
13,099	TRANSURBAN GROUP	36,728	68,061
10,312	TREASURY WINE ESTATES LTD.	21,904	38,114
16,997	WESFARMERS LTD.	225,361	513,348
2,560	WESFARMERS LTD. - PPS	32,507	78,591
42,659	WESTFIELD GROUP	253,085	315,674
35,413	WESTFIELD RETAIL TRUST	53,180	82,107
56,332	WESTPAC BANKING CORP.	771,370	1,082,146
7,677	WOODSIDE PETROLEUM LTD.	245,484	237,542
19,482	WOOLWORTHS LTD.	346,571	465,281
6,807	WORLEYPARSONS LTD.	151,070	169,766
		13,357,067	16,392,560	5.60%
Austria:
6,126	ERSTE GROUP BANK A.G.	135,268	156,141
43,603	IMMOFINANZ A.G.(b)	137,939	123,791
4,858	OMV A.G.	162,153	145,275
3,309	RAIFFEISEN BANK INTERNATIONAL A.G.	106,621	96,696
3,016	STRABAG S.E. (BEARER)	88,668	92,277
915	VERBUND A.G.	30,953	26,450
1,003	VIENNA INSURANCE GROUP A.G. WIENER
	VERSICHERUNG GRUPPE	49,972	38,090
11,446	VOESTALPINE A.G.	448,554	331,741
		1,160,128	1,010,461	0.34%
Belgium:
92,075	AGEAS	155,612	158,382
13,088	ANHEUSER-BUSCH INBEV N.V.	445,645	694,081
5,100	ANHEUSER-BUSCH INBEV N.V. ADR(c)	318,185	270,198
5,783	BELGACOM S.A.	197,038	174,303
1,645	COLRUYT S.A.	74,892	68,287
8,404	DELHAIZE GROUP S.A.	582,741	490,673
54,365	DEXIA S.A.(b)	97,583	103,153
14,562	GROUPE BRUXELLES LAMBERT S.A.	1,232,472	1,024,721
7,091	KBC GROEP N.V.	146,047	163,205
400	MOBISTAR S.A.	25,537	22,841
625	SOLVAY S.A., CLASS A	36,847	58,793
1,665	UCB S.A.	45,827	70,897
2,966	UMICORE S.A.	53,113	107,520
		3,411,539	3,407,054	1.16%
Brazil:
36,600	BRASIL BROKERS PARTICIPACOES S.A.	201,667	115,236
600	HRT PARTICIPACOES EM PETROLEO S.A.(b)	577,239	239,330
		778,906	354,566	0.12%
Canada:
4,700	ADVANTAGE OIL & GAS LTD.(b)	36,288	17,715
4,044	AGNICO-EAGLE MINES LTD.	244,292	240,699
2,100	AGRIUM, INC.	124,039	139,769
11,232	AGRIUM, INC. (NEW YORK EXCHANGE)	537,372	748,725
7,100	ALIMENTATION COUCHE TARD, INC., CLASS B	176,962	199,183
900	ARC RESOURCES LTD.	20,166	19,374
3,400	ATCO LTD., CLASS I	126,445	200,856
1,700	AURICO GOLD, INC.(b)	14,574	16,043
12,593	BANK OF MONTREAL	453,760	703,319
19,897	BANK OF NOVA SCOTIA	575,222	997,835
18,364	BARRICK GOLD CORP.	620,486	856,681
3,479	BAYTEX ENERGY CORP.	151,408	144,970
7,800	BCE, INC.	164,418	292,188
11,627	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	172,468	320,324
11,740	CAE, INC.	85,345	109,299
2,700	CALFRAC WELL SERVICES LTD.	69,284	63,096
600	CAMECO CORP.	16,428	11,015
11,081	CAMECO CORP. (NEW YORK EXCHANGE)	198,977	203,004
7,499	CANADIAN IMPERIAL BANK OF COMMERCE	334,499	523,580
9,614	CANADIAN NATIONAL RAILWAY CO.	389,611	640,100
22,671	CANADIAN NATURAL RESOURCES LTD.	540,039	663,580

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
4,700	CANADIAN OIL SANDS LTD.	$102,950	91,445
500	CANADIAN PACIFIC RAILWAY LTD.	15,126	24,103
3,842	CANADIAN PACIFIC RAILWAY LTD.
	(NEW YORK EXCHANGE)	120,622	184,762
3,400	CANADIAN UTILITIES LTD., CLASS A	173,027	201,505
15,213	CENOVUS ENERGY, INC.	314,780	467,191
2,300	CENTERRA GOLD, INC.	45,093	42,818
12,200	CGI GROUP, INC., CLASS A(b)	225,117	229,452
10,919	CGI GROUP, INC., CLASS A (NEW YORK EXCHANGE)(b)	90,696	205,386
3,100	COGECO CABLE, INC.	140,724	141,248
1,861	CRESCENT POINT ENERGY CORP.	38,774	69,878
12,278	ELDORADO GOLD CORP.	151,008	210,445
15,872	ENBRIDGE, INC.	263,158	506,793
14,701	ENCANA CORP.	344,608	282,406
6,047	ENERPLUS CORP.	113,667	148,393
10,700	ENSIGN ENERGY SERVICES, INC.	171,153	140,389
400	FAIRFAX FINANCIAL HOLDINGS LTD.	156,479	153,358
349	FAIRFAX FINANCIAL HOLDINGS LTD. (OTC EXCHANGE)	107,219	134,253
2,100	FIRST CAPITAL REALTY, INC.	36,807	34,065
14,500	FIRST QUANTUM MINERALS LTD.	297,172	193,014
2,800	GEORGE WESTON LTD.	200,720	184,969
3,052	GILDAN ACTIVEWEAR, INC.	33,435	78,864
14,001	GOLDCORP, INC.	447,524	639,006
1,500	HOME CAPITAL GROUP, INC.	65,037	62,406
8,203	IAMGOLD CORP.	91,103	162,255
500	IAMGOLD CORP. (NEW YORK EXCHANGE)	10,681	9,938
1,400	IGM FINANCIAL, INC.	60,132	59,501
7,165	IMPERIAL OIL LTD.	255,881	258,728
2,200	INDUSTRIAL ALLIANCE INSURANCE AND FINANCIAL SERVICES, INC.	64,812	64,993
3,200	INMET MINING CORP.	210,761	135,575
3,879	IVANHOE MINES LTD.(b)	22,068	53,142
2,700	KEYERA CORP.	115,176	116,968
24,936	KINROSS GOLD CORP.	416,761	368,554
1,700	LUNDIN MINING CORP.(b)	8,489	5,921
900	MACDONALD DETTWILER & ASSOCIATES LTD.	40,622	40,741
700	MAGNA INTERNATIONAL, INC.	17,690	23,144
6,538	MAGNA INTERNATIONAL, INC. (NEW YORK EXCHANGE)	86,809	215,558
1,400	MANITOBA TELECOM SERVICES, INC.	44,174	43,310
26,435	MANULIFE FINANCIAL CORP.	325,227	299,509
8,200	MAPLE LEAF FOODS, INC.	99,478	89,043
3,469	METHANEX CORP.	31,828	72,294
1,600	METRO, INC., CLASS A	76,972	69,955
2,200	NATIONAL BANK OF CANADA	74,791	146,718
4,900	NEO MATERIAL TECHNOLOGIES, INC.(b)	47,894	29,831
1,300	NEVSUN RESOURCES LTD.	8,326	6,550
17,900	NEW GOLD, INC.(b)	222,159	184,810
8,900	NEXEN, INC.	185,622	138,428
13,172	NEXEN, INC. (NEW YORK EXCHANGE)	246,976	204,034
4,500	NUVISTA ENERGY LTD.	47,576	24,562
2,415	OPEN TEXT CORP.(b)	100,047	125,870
1,300	PACE OIL AND GAS LTD.(b)	5,385	5,629
2,253	PAN AMERICAN SILVER CORP.	41,183	60,313
14,600	PENN WEST PETROLEUM LTD.	385,453	216,635
10,621	PENN WEST PETROLEUM LTD. (NEW YORK EXCHANGE)	114,717	156,872
6,700	PETROBANK ENERGY & RESOURCES LTD.(b)	106,114	40,597
15,786	POTASH CORP. OF SASKATCHEWAN, INC.	456,856	682,271
50,300	PRECISION DRILLING CORP.(b)	592,845	416,987
10,641	PROVIDENT ENERGY LTD.	33,300	86,831
4,500	QUEBECOR, INC., CLASS B	150,339	142,560
6,365	RESEARCH IN MOTION LTD.(b)	171,604	129,210
2,101	RITCHIE BROS. AUCTIONEERS, INC.	37,504	42,419
13,371	ROGERS COMMUNICATIONS, INC., CLASS B	354,364	457,422
26,310	ROYAL BANK OF CANADA	887,281	1,202,893
6,200	SAPUTO, INC.	262,036	244,218
900	SHAW COMMUNICATIONS, INC., CLASS B	18,334	18,258

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
9,661	SHAW COMMUNICATIONS, INC., CLASS B (NEW YORK EXCHANGE)	$153,543	195,152
13,500	SHERRITT INTERNATIONAL CORP.	103,714	56,165
1,000	SHOPPERS DRUG MART CORP.	39,932	38,980
6,863	SILVER WHEATON CORP.	71,004	202,115
200	SNC-LAVALIN GROUP, INC.	5,085	8,403
13,665	SUN LIFE FINANCIAL, INC.	280,304	325,090
27,384	SUNCOR ENERGY, INC.	649,312	696,649
19,450	TALISMAN ENERGY, INC.	223,467	238,652
12,276	TECK RESOURCES LTD., CLASS B	103,421	358,337
4,274	TELUS CORP. (NON VOTING)	113,886	197,630
400	TIM HORTONS, INC.	18,784	18,592
4,489	TIM HORTONS, INC. (NEW YORK EXCHANGE)	137,057	207,751
16,563	TORONTO-DOMINION BANK (THE)	671,143	1,175,145
100	TOURMALINE OIL CORP.(b)	3,416	2,941
13,170	TRANSALTA CORP.	255,566	286,711
14,285	TRANSCANADA CORP.	389,230	578,400
5,900	TRANSFORCE, INC.	72,666	58,269
7,000	TRICAN WELL SERVICE LTD.	156,475	99,257
7,569	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.	162,405	280,961
2,256	VERMILION ENERGY, INC.	83,841	94,805
18,700	YAMANA GOLD, INC.	222,493	256,594
19,653	YAMANA GOLD, INC. (NEW YORK EXCHANGE)	186,540	268,460
		19,339,633	24,035,610	8.21%
China:
210,000	ANHUI EXPRESSWAY CO. LTD., CLASS H	172,455	104,122
10,000	CHINA MINZHONG FOOD CORP. LTD.(b)	10,321	6,672
10,000	FOCUS MEDIA HOLDING LTD. ADR(b)(c)	159,932	167,900
369,930	INDUSTRIAL & COMMERCIAL BANK OF CHINA, CLASS H	292,088	178,819
		634,796	457,513	0.16%
Denmark:
10	A.P. MOLLER - MAERSK A/S, CLASS A	46,408	56,117
38	A.P. MOLLER - MAERSK A/S, CLASS B	221,178	223,666
20,706	CARLSBERG A/S, CLASS B	1,603,210	1,228,151
300	COLOPLAST A/S, CLASS B	27,666	43,297
18,600	DANSKE BANK A/S(b)	250,508	260,695
4,000	DSV A/S	31,768	72,098
200	FLSMIDTH & CO. A/S	6,013	9,996
9,900	H. LUNDBECK A/S	191,441	188,239
200	JYSKE BANK A/S (REGISTERED)(b)	4,423	5,931
9,900	NOVO-NORDISK A/S, CLASS B	554,060	984,144
500	NOVOZYMES A/S, CLASS B	39,158	71,126
12,746	PANDORA A/S	88,977	84,912
325	TOPDANMARK A/S(b)	33,362	50,832
900	TRYG A/S	49,560	47,298
		3,147,732	3,326,502	1.14%
Finland:
5,100	CARGOTEC OYJ, CLASS B	247,461	123,216
1,805	ELISA OYJ	21,851	36,858
11,774	FORTUM OYJ	265,184	276,495
16,000	KEMIRA OYJ	226,264	174,937
1,396	KESKO OYJ, CLASS B	30,705	42,902
1,628	KONE OYJ, CLASS B	35,674	77,244
5,078	METSO OYJ	59,357	147,956
11,359	NESTE OIL OYJ	110,935	98,280
71,078	NOKIA OYJ	411,217	402,603
2,240	NOKIAN RENKAAT OYJ	31,307	66,782
10,200	ORION OYJ, CLASS B	223,355	205,318
12,778	OUTOKUMPU OYJ	101,492	83,729
10,565	POHJOLA BANK PLC, CLASS A	85,425	111,034
5,573	SAMPO OYJ, CLASS A	77,600	139,576
5,749	SANOMA OYJ	71,859	67,572
15,829	STORA ENSO OYJ, CLASS R	75,698	92,426
39,576	UPM-KYMMENE OYJ	412,214	445,485
1,309	WARTSILA OYJ	22,889	31,084
		2,510,487	2,623,497	0.90%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
France:
13,675	ACCOR S.A.	$552,851	363,978
551	AEROPORTS DE PARIS	28,858	41,385
5,518	AIR LIQUIDE S.A.	508,863	645,238
100,603	ALCATEL-LUCENT(b)	410,368	287,637
10,833	ARCELORMITTAL	204,661	173,009
4,650	ARKEMA S.A.	150,723	270,035
608	ATOS	15,429	26,294
27,416	AXA S.A.	373,813	355,962
819	BIOMERIEUX	79,843	71,389
18,641	BNP PARIBAS S.A.	813,238	737,833
7,036	BOUYGUES S.A.	250,863	232,832
735	BUREAU VERITAS S.A.	29,322	52,857
1,862	CAP GEMINI S.A.	62,328	62,049
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	169,581
648	CHRISTIAN DIOR S.A.	36,000	72,490
8,977	CIE DE SAINT-GOBAIN	309,749	342,863
7,955	CIE GENERALE DES ESTABLISSEMENTS MICHELIN, CLASS B	507,515	475,046
3,462	CIE GENERALE D’OPTIQUE ESSILOR INTERNATIONAL S.A.	134,447	249,487
6,736	CNP ASSURANCES	109,875	99,462
9,764	DANONE	490,226	600,871
812	DASSAULT SYSTEMES S.A.	31,122	57,333
3,633	EDENRED	65,572	86,372
1,536	EURAZEO	53,525	64,546
3,941	EUTELSAT COMMUNICATIONS S.A.	92,604	158,303
32,283	FRANCE TELECOM S.A.	572,425	529,353
24,659	GDF SUEZ	721,519	736,624
564	GECINA S.A.	51,331	49,393
6,331	GROUPE EUROTUNNEL S.A. (REGISTERED)	49,553	53,563
648	HERMES INTERNATIONAL	64,252	194,405
304	ILIAD S.A.	29,549	34,019
2,335	KLEPIERRE	57,367	65,484
5,584	LAFARGE S.A.	205,757	192,231
1,212	LAGARDERE S.C.A.	30,640	29,733
3,554	LEGRAND S.A.	61,802	110,793
3,491	L’OREAL S.A.	255,535	341,590
5,926	LVMH MOET HENNESSY LOUIS VUITTON S.A.	633,689	785,804
41,178	NATIXIS	92,351	130,335
991	NEOPOST S.A.	83,847	72,825
2,898	PERNOD-RICARD S.A.	177,566	227,220
15,444	PEUGEOT S.A.	469,227	328,581
1,531	PPR	112,344	197,494
41,814	PUBLICIS GROUPE S.A.	1,496,737	1,750,565
5,954	RENAULT S.A.	173,471	197,339
4,202	SAFRAN S.A.	40,399	129,080
29,627	SANOFI	1,819,461	1,945,223
9,202	SCHNEIDER ELECTRIC S.A.	387,172	495,408
1,813	SCOR S.E.	36,441	39,084
3,311	SES S.A.	62,443	80,394
1,396	SOCIETE GENERALE S.A.	44,347	36,576
36,045	SOCIETE TELEVISION FRANCAISE 1	365,148	447,855
8,111	SODEXO	427,113	534,449
13,444	SODEXO PRIME FIDELITE(b)	721,005	893,078
24,224	SUEZ ENVIRONNEMENT CO.	386,713	337,616
2,589	TECHNIP S.A.	116,011	207,186
2,172	THALES S.A.	86,735	67,872
79,067	TOTAL S.A.	4,192,644	3,486,013
1,568	UNIBAIL-RODAMCO S.E.	177,708	279,444
3,800	VALEO S.A.	94,871	159,567
3,072	VALLOUREC S.A.	191,446	176,071
10,228	VEOLIA ENVIRONNEMENT S.A.	144,500	149,371
8,329	VINCI S.A.	346,780	357,633
21,800	VIVENDI S.A.	493,016	445,091
		20,957,448	21,991,214	7.51%
Germany:
2,785	ADIDAS A.G.	94,549	168,032

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
9,809	ALLIANZ S.E. (REGISTERED)	$984,216	923,007
24,026	BASF S.E.	1,152,067	1,457,735
12,500	BAYER A.G. (REGISTERED)	629,487	686,929
14,464	BAYERISCHE MOTOREN WERKE A.G.	786,641	958,360
828	BEIERSDORF A.G.	35,556	44,340
4,000	BILFINGER BERGER S.E.	273,213	297,788
7,652	CELESIO A.G.	109,250	101,004
916	CONTINENTAL A.G.(b)	47,943	52,637
17,639	DAIMLER A.G. (REGISTERED)	589,913	781,284
6,074	DEUTSCHE BANK A.G. (REGISTERED)	205,457	211,624
2,057	DEUTSCHE BOERSE A.G.(b)	105,574	103,291
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	35,709	42,066
19,219	DEUTSCHE POST A.G. (REGISTERED)	228,974	245,625
41,318	DEUTSCHE TELEKOM A.G. (REGISTERED)	511,289	486,020
11,780	E.ON A.G.	300,017	256,902
4,168	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	184,299	282,370
1,848	FRESENIUS S.E. & CO. KGAA	99,809	164,004
2,738	GEA GROUP A.G.	27,680	63,973
11,943	HANNOVER RUECKVERSICHERUNG A.G. (REGISTERED)	601,716	540,348
36,026	HEIDELBERGCEMENT A.G.	1,802,627	1,302,003
10,464	HENKEL A.G. & CO. KGAA	419,473	457,859
1,550	HOCHTIEF A.G.	59,506	96,327
70,437	INFINEON TECHNOLOGIES A.G.	622,778	518,715
2,921	K+S A.G. (REGISTERED)	149,718	153,576
5,787	LANXESS A.G.	332,048	278,171
2,642	LINDE A.G.	210,857	352,360
2,275	MAN S.E.	122,285	175,933
1,310	MERCK KGAA	110,683	107,188
4,523	METRO A.G.	157,225	190,297
4,041	MUENCHENER RUECKVERSICHERUNGS A.G. (REGISTERED)	512,591	500,887
10,061	RWE A.G.	299,358	370,462
1,458	SALZGITTER A.G.	79,130	69,949
17,103	SAP A.G.	683,559	871,804
13,593	SIEMENS A.G. (REGISTERED)	846,647	1,227,985
4,300	SIEMENS A.G. ADR(c)	450,971	386,097
8,868	SUEDZUCKER A.G.	270,528	251,618
6,245	THYSSENKRUPP A.G.	125,145	153,278
7,071	TUI A.G.(b)	57,698	36,172
493	VOLKSWAGEN A.G.	49,099	61,097
517	WACKER CHEMIE A.G.	55,413	45,919
		14,420,698	15,475,036	5.29%
Greece:
6,991	COCA COLA HELLENIC BOTTLING CO. S.A.(b)	108,814	123,662
41,787	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	246,008	178,599
38,799	NATIONAL BANK OF GREECE S.A.(b)	320,607	141,854
9,000	PUBLIC POWER CORP. S.A.	147,026	71,996
		822,455	516,111	0.18%
Hong Kong:
104,800	AIA GROUP LTD.	324,899	296,633
23,100	BANK OF EAST ASIA LTD.	41,005	70,088
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	95,929
26,000	CATHAY PACIFIC AIRWAYS LTD.	31,809	41,799
120,000	CHAMPION REIT	47,933	45,442
20,000	CHEUNG KONG HOLDINGS LTD.	172,258	213,487
11,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	51,146	64,059
33,000	CHOW SANG SANG HOLDINGS INTERNATIONAL LTD.	90,252	69,707
46,000	CLP HOLDINGS LTD.	331,461	412,646
12,000	FIRST PACIFIC CO. LTD.	10,346	10,477
90,123	GUOCO GROUP LTD.	762,924	818,388
30,000	HAIER ELECTRONICS GROUP CO. LTD.(b)	25,157	19,354
17,000	HANG LUNG GROUP LTD.	50,690	86,341
30,000	HANG LUNG PROPERTIES LTD.	64,007	87,757
11,500	HANG SENG BANK LTD.	124,740	134,688
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	57,672
110,110	HONG KONG & CHINA GAS CO. LTD.	149,918	247,917

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
15,000	HONG KONG EXCHANGES AND CLEARING LTD.	$136,476	214,872
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	242
4,000	HOPEWELL HOLDINGS LTD.	10,853	11,372
48,000	HOPSON DEVELOPMENT HOLDINGS LTD.	75,765	27,045
36,000	HUTCHISON WHAMPOA LTD.	189,637	266,504
82,000	JOHNSON ELECTRIC HOLDINGS LTD.	45,285	40,607
27,000	KERRY PROPERTIES LTD.	90,767	84,915
18,000	KINGBOARD CHEMICAL HOLDINGS LTD.	80,315	48,429
150,000	LI & FUNG LTD.	208,513	246,277
82,500	LINK REIT (THE)	220,957	260,711
16,500	MTR CORP.	38,268	49,382
218,000	NEW WORLD DEVELOPMENT LTD.	309,064	204,786
244,000	NOBLE GROUP LTD.	379,186	243,712
154,500	NWS HOLDINGS LTD.	215,741	204,263
284,000	PCCW LTD.	110,273	104,701
92,000	POWER ASSETS HOLDINGS LTD.	584,471	699,915
18,400	SANDS CHINA LTD.(b)	30,745	42,321
22,000	SHANGRI-LA ASIA LTD.	29,501	41,452
54,000	SINO LAND CO. LTD.	80,601	71,431
2,800	SINO-FOREST CORP.(b)	50,555	12,851
105,000	SJM HOLDINGS LTD.	192,849	182,259
7,000	STELLA INTERNATIONAL HOLDINGS LTD.	17,476	15,394
23,000	SUN HUNG KAI PROPERTIES LTD.	222,078	260,598
19,000	SWIRE PACIFIC LTD., CLASS A	143,178	195,103
13,000	TELEVISION BROADCASTS LTD.	71,193	70,878
37,000	WHARF HOLDINGS LTD.	91,952	179,866
31,000	WHEELOCK & CO. LTD.	65,826	90,626
70,800	WYNN MACAU LTD.	165,667	163,572
70,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	179,719	178,464
		6,424,245	6,984,932	2.39%
Ireland:
17,317	ACCENTURE PLC, CLASS A	609,296	912,260
31,758	COVIDIEN PLC	1,155,861	1,400,528
14,588	CRH PLC	212,501	227,630
3,489	CRH PLC	62,091	53,812
9,600	DCC PLC	234,006	240,830
13,275	ELAN CORP. PLC(b)	105,806	140,600
97,394	EXPERIAN PLC	751,286	1,095,655
30,858	ICON PLC ADR(b)(c)	636,265	496,196
1,776	KERRY GROUP PLC, CLASS A	35,054	62,177
11,192	SHIRE PLC	130,296	348,972
1,700	SHIRE PLC ADR(c)	160,981	159,681
62,632	WPP PLC	603,687	577,576
		4,697,130	5,715,917	1.95%
Israel:
85,992	BANK HAPOALIM BM	356,731	298,539
8,857	ISRAEL CHEMICALS LTD.	105,188	101,042
14,564	MAKHTESHIM-AGAN INDUSTRIES LTD.(b)	52,915	79,651
21,900	MIZRAHI TEFAHOT BANK LTD.	215,505	180,448
6,816	PARTNER COMMUNICATIONS CO. LTD.	65,918	64,987
6,648	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(c)	300,217	247,439
		1,096,474	972,106	0.33%
Italy:
9,374	ACEA S.P.A.	99,118	75,279
26,031	ASSICURAZIONI GENERALI S.P.A.	405,603	411,187
4,848	ATLANTIA S.P.A.	76,988	69,527
12,162	AUTOGRILL S.P.A.	72,812	122,228
91,413	BANCO POPOLARE S.C.	152,031	150,542
2,800	DANIELI & C OFFICINE MECCANICHE S.P.A.	65,132	57,554
171,832	ENEL S.P.A.	891,273	760,225
40,243	ENI S.P.A.	752,356	707,066
5,619	EXOR S.P.A.	100,186	109,638
24,375	FIAT INDUSTRIAL S.P.A.(b)	141,398	181,743
10,667	FIAT S.P.A.	28,452	57,648
36,000	FINMECCANICA S.P.A.	441,396	248,483
1,095	LUXOTTICA GROUP S.P.A.	14,342	27,740

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
19,771	MEDIOBANCA S.P.A.	$152,640	155,707
34,777	MEDIOLANUM S.P.A.	120,164	126,096
2,966	PRYSMIAN S.P.A.	29,515	38,902
3,842	SAIPEM S.P.A.	66,811	134,708
40,318	SNAM RETE GAS S.P.A.	174,297	186,107
5,059	TENARIS S.A.	50,651	64,264
22,370	TERNA RETE ELETTRICA NAZIONALE S.P.A.	71,955	82,977
99,706	UNICREDIT S.P.A.	116,338	106,101
41,543	UNIONE DI BANCHE ITALIANE SCPA	235,933	153,390
		4,259,391	4,027,112	1.38%
Japan:
24,700	ADERANS CO. LTD.(b)	288,512	228,998
44,000	AEON CO. LTD.	321,555	593,950
4,800	AEON CREDIT SERVICE CO. LTD.	49,903	73,628
1,100	AEON MALL CO. LTD.	23,091	25,011
2,300	AISIN SEIKI CO. LTD.	37,584	76,414
17,000	AJINOMOTO CO., INC.	136,093	201,052
53,000	ALL NIPPON AIRWAYS CO. LTD.	167,626	165,638
2,000	AMADA CO. LTD.	10,582	13,030
15,000	ASAHI GLASS CO. LTD.	80,697	146,250
21,100	ASAHI GROUP HOLDINGS LTD.	359,266	446,831
27,000	ASAHI KASEI CORP.	132,621	162,052
7,600	ASTELLAS PHARMA, INC.	243,758	286,717
11,000	BANK OF KYOTO (THE) LTD.	98,298	97,839
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	185,369
1,300	BENESSE HOLDINGS, INC.	48,395	57,272
13,800	BRIDGESTONE CORP.	205,726	312,911
23,200	BROTHER INDUSTRIES LTD.	266,769	271,928
29,100	CANON, INC.	925,802	1,317,434
29	CENTRAL JAPAN RAILWAY CO.	162,730	252,683
15,000	CHIBA BANK (THE) LTD.	81,968	103,801
18,000	CHUBU ELECTRIC POWER CO., INC.	308,559	338,480
1,900	CHUGAI PHARMACEUTICAL CO. LTD.	30,706	32,197
11,800	CHUGOKU ELECTRIC POWER (THE) CO., INC.	185,442	207,939
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	39,371
2,000	COCA-COLA WEST CO. LTD.	30,433	38,308
81,319	CREDIT SAISON CO. LTD.	1,020,348	1,564,955
29,000	DAI NIPPON PRINTING CO. LTD.	288,289	299,919
5,000	DAIHATSU MOTOR CO. LTD.	40,684	90,387
13,100	DAIICHI SANKYO CO. LTD.	225,226	272,772
4,200	DAIKIN INDUSTRIES LTD.	122,580	120,148
22,000	DAINIPPON SUMITOMO PHARMA CO. LTD.	192,595	242,100
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	110,035
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	93,050	128,703
132,265	DAIWA SECURITIES GROUP, INC.	800,505	493,534
4,000	DENKI KAGAKU KOGYO K.K.	7,188	15,211
8,200	DENSO CORP.	185,234	262,829
2,900	DENTSU, INC.	48,680	91,717
13,000	DOWA HOLDINGS CO. LTD.	55,385	72,133
7,000	EAST JAPAN RAILWAY CO.	392,789	425,042
1,000	EBARA CORP.	4,111	3,948
5,300	EDION CORP.	49,882	44,260
3,800	EISAI CO. LTD.	120,732	153,155
9,500	ELECTRIC POWER DEVELOPMENT CO. LTD.	237,649	279,949
1,800	FAMILYMART CO. LTD.	52,590	68,755
3,100	FANUC CORP.	243,447	426,810
1,100	FAST RETAILING CO. LTD.	136,395	196,973
47,000	FUJI ELECTRIC CO. LTD.	121,832	121,344
17,000	FUJI HEAVY INDUSTRIES LTD.	95,011	99,307
22,300	FUJIFILM HOLDINGS CORP.	611,779	517,598
31,000	FUJITSU LTD.	124,538	146,039
65,000	FUKUOKA FINANCIAL GROUP, INC.	250,402	272,048
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	40,761
6,000	GUNMA BANK (THE) LTD.	31,571	33,408
12,000	HACHIJUNI BANK (THE) LTD.	67,350	73,465
2,540	HAKUHODO DY HOLDINGS, INC.	135,521	147,356
73,000	HANKYU HANSHIN HOLDINGS, INC.	308,754	312,229
2	HEIWA REAL ESTATE REIT, INC.	1,125	1,049

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
500	HIROSE ELECTRIC CO. LTD.	$48,402	46,465
7,000	HIROSHIMA BANK (THE) LTD.	26,154	34,605
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	28,814
1,500	HITACHI CAPITAL CORP.	20,260	18,644
3,000	HITACHI CHEMICAL CO. LTD.	54,135	49,290
102,000	HITACHI LTD.	318,968	507,327
13,500	HITACHI LTD. ADR(c)	717,502	667,170
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	54,478
40,400	HONDA MOTOR CO. LTD.	1,135,624	1,184,543
3,100	HOSHIZAKI ELECTRIC CO. LTD.	69,284	75,430
4,800	HOYA CORP.	101,897	110,620
1,600	IBIDEN CO. LTD.	37,951	33,605
3,200	IDEMITSU KOSAN CO. LTD.	323,620	286,896
24,000	IHI CORP.	31,334	52,966
52	INPEX CORP.	293,098	320,449
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	98,900
31,000	ISUZU MOTORS LTD.	66,138	132,732
28,000	ITOCHU CORP.	163,531	267,435
8,000	J. FRONT RETAILING CO. LTD.	31,099	38,006
6	JAPAN REAL ESTATE INVESTMENT CORP.	46,693	58,530
111	JAPAN RETAIL FUND INVESTMENT CORP.	161,230	178,688
6,000	JAPAN SECURITIES FINANCE CO. LTD.	34,653	30,418
22,000	JAPAN STEEL WORKS (THE) LTD.	126,429	131,144
77	JAPAN TOBACCO, INC.	200,326	359,246
6,400	JFE HOLDINGS, INC.	157,158	129,063
4,000	JGC CORP.	53,048	98,219
5,100	JS GROUP CORP.	59,682	142,855
3,100	JSR CORP.	39,530	53,288
5,000	JTEKT CORP.	36,670	59,714
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	48,384
45,180	JX HOLDINGS, INC.	203,020	253,581
7,000	KAJIMA CORP.	15,004	23,032
11,000	KAMIGUMI CO. LTD.	72,240	98,354
9,000	KANEKA CORP.	58,676	50,776
2,000	KANSAI PAINT CO. LTD.	10,449	19,150
64,100	KAO CORP.	1,612,887	1,783,063
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	89,081
50	KDDI CORP.	240,697	343,409
13,000	KEIKYU CORP.	95,310	119,972
12,000	KEIO CORP.	66,719	85,795
30,000	KEISEI ELECTRIC RAILWAY CO. LTD.	170,073	203,569
10,200	KEWPIE CORP.	129,359	147,894
710	KEYENCE CORP.	131,805	194,403
6,000	KIKKOMAN CORP.	52,867	68,492
49,000	KINTETSU CORP.	153,011	184,407
15,000	KIRIN HOLDINGS CO. LTD.	169,540	195,827
57,000	KOBE STEEL LTD.	90,912	95,449
15,100	KOMATSU LTD.	187,238	326,077
3,900	KONAMI CORP.	61,913	130,946
36,000	KONICA MINOLTA HOLDINGS, INC.	309,072	246,627
3,800	KOSE CORP.	96,604	96,575
2,800	K’S HOLDINGS CORP.	128,807	109,526
21,000	KUBOTA CORP.	129,773	167,797
5,500	KURARAY CO. LTD.	46,234	74,982
4,300	KURITA WATER INDUSTRIES LTD.	96,931	120,277
2,700	KYOCERA CORP.	198,000	225,548
3,000	KYOWA HAKKO KIRIN CO. LTD.	23,089	33,404
13,300	KYUSHU ELECTRIC POWER CO., INC.	205,903	214,300
2,800	LAWSON, INC.	120,035	158,260
15,000	LION CORP.	87,966	90,184
2,000	MAKITA CORP.	45,574	71,238
65,000	MARUBENI CORP.	338,744	363,496
6,500	MARUI GROUP CO. LTD.	32,287	48,845
142,000	MAZDA MOTOR CORP.(b)	348,321	285,870
6,300	MEIJI HOLDINGS CO. LTD.	254,210	298,411
12,000	MINEBEA CO. LTD.	63,419	40,272
49,500	MITSUBISHI CHEMICAL HOLDINGS CORP.	206,621	334,922
28,300	MITSUBISHI CORP.	464,235	576,328

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
32,000	MITSUBISHI ELECTRIC CORP.	$148,393	283,409
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	436,978
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	104,515
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	239,700
4,000	MITSUBISHI LOGISTICS CORP.	45,017	43,058
122,000	MITSUBISHI MATERIALS CORP.	329,608	297,004
5,000	MITSUBISHI TANABE PHARMA CORP.	54,031	92,690
360,869	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,744,506	1,621,972
2,700	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	107,841
71,000	MITSUI & CO. LTD.	824,847	1,027,670
16,000	MITSUI CHEMICALS, INC.	40,819	53,315
20,000	MITSUI FUDOSAN CO. LTD.	254,116	316,548
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	7,726
43,000	MITSUI OSK LINES LTD.	188,685	164,802
437,020	MIZUHO FINANCIAL GROUP, INC.	723,730	631,213
14,180	MS&AD INSURANCE GROUP HOLDINGS	303,657	307,338
3,600	MURATA MANUFACTURING CO. LTD.	162,615	194,236
58,000	NAGOYA RAILROAD CO. LTD.	150,349	168,969
1,500	NAMCO BANDAI HOLDINGS, INC.	14,652	20,265
41,000	NEC CORP.(b)	114,733	83,288
3,000	NGK INSULATORS LTD.	44,485	45,180
3,000	NGK SPARK PLUG CO. LTD.	28,359	40,616
1,600	NIDEC CORP.	75,128	128,712
12,000	NIFCO, INC.	276,851	307,565
6,900	NIKON CORP.	95,696	162,136
2,200	NINTENDO CO. LTD.	369,606	320,452
11	NIPPON BUILDING FUND, INC.	90,970	113,704
36,000	NIPPON ELECTRIC GLASS CO. LTD.	411,874	326,168
24,000	NIPPON EXPRESS CO. LTD.	90,655	102,220
6,000	NIPPON MEAT PACKERS, INC.	72,315	77,937
11,000	NIPPON SHEET GLASS CO. LTD.	30,764	24,569
48,000	NIPPON STEEL CORP.	129,984	137,398
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	642,560	730,532
106,000	NIPPON YUSEN K.K.	381,734	286,163
91,000	NISHI-NIPPON CITY BANK (THE) LTD.	250,065	279,524
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	46,719
97,600	NISSAN MOTOR CO. LTD.	667,688	862,527
2,500	NISSHIN SEIFUN GROUP, INC.	25,731	32,617
25,000	NISSHIN STEEL CO. LTD.	50,048	44,672
3,000	NISSHINBO HOLDINGS, INC.	23,700	26,082
1,300	NISSIN FOODS HOLDINGS CO. LTD.	47,622	52,380
600	NITORI HOLDINGS CO. LTD.	33,819	60,367
4,100	NITTO DENKO CORP.	112,232	161,514
3,800	NKSJ HOLDINGS, INC.	92,673	83,950
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	61,374
6,000	NSK LTD.	24,006	44,040
2,000	NTN CORP.	5,258	9,376
30	NTT DATA CORP.	88,580	92,560
284	NTT DOCOMO, INC.	404,857	517,710
12,000	OBAYASHI CORP.	48,665	59,475
8,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	62,234	76,018
13,000	OJI PAPER CO. LTD.	49,994	71,361
4,000	OLYMPUS CORP.	61,766	123,477
7,300	OMRON CORP.	99,962	142,982
1,400	ONO PHARMACEUTICAL CO. LTD.	60,256	83,367
8,000	ONWARD HOLDINGS CO. LTD.	54,094	63,327
800	ORIENTAL LAND CO. LTD.	50,479	85,370
5,630	ORIX CORP.	333,643	438,751
120,000	OSAKA GAS CO. LTD.	446,292	498,813
11,400	PANASONIC CORP.	128,649	110,184
153	RAKUTEN, INC.	84,827	178,671
15,000	RENGO CO. LTD.	96,675	114,743
39,000	RICOH CO. LTD.	454,497	326,277
1,200	RINNAI CORP.	52,047	100,302
1,800	ROHM CO. LTD.	99,465	93,555
16,400	SANKYO CO. LTD.	865,421	884,756
2,600	SANTEN PHARMACEUTICAL CO. LTD.	85,886	108,661
35,000	SAPPORO HOKUYO HOLDINGS, INC.	109,166	123,777

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
1,532	SBI HOLDINGS, INC.	$124,129	132,338
3,400	SECOM CO. LTD.	133,812	163,470
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	95,762
4,000	SEIKO EPSON CORP.	62,336	50,691
35,000	SEINO HOLDINGS CORP.	271,319	284,161
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	109,112
41,000	SEKISUI HOUSE LTD.	389,976	386,432
13,000	SEVEN & I HOLDINGS CO. LTD.	286,258	364,941
44,000	SHARP CORP.	394,026	369,430
4,000	SHIMADZU CORP.	25,419	33,692
1,000	SHIMAMURA CO. LTD.	61,206	104,807
1,500	SHIMANO, INC.	58,204	79,325
2,000	SHIMIZU CORP.	7,530	8,815
7,500	SHIN-ETSU CHEMICAL CO. LTD.	365,373	367,735
4,000	SHIONOGI & CO. LTD.	67,679	59,201
22,900	SHISEIDO CO. LTD.	371,184	443,524
8,000	SHIZUOKA BANK (THE) LTD.	74,794	83,709
21,000	SHOWA DENKO K.K.	33,824	41,348
17,000	SHOWA SHELL SEKIYU K.K.	176,068	121,126
173	SKY PERFECT JSAT HOLDINGS, INC.	82,814	89,919
600	SMC CORP.	57,789	87,616
12,700	SOFTBANK CORP.	185,167	371,771
21,900	SOJITZ CORP.	34,134	40,017
26,700	SONY CORP.	733,944	512,414
6,600	SONY FINANCIAL HOLDINGS, INC.	85,415	99,812
6,400	SQUARE ENIX HOLDINGS CO. LTD.	120,160	115,017
59,500	STANLEY ELECTRIC CO. LTD.	892,963	898,749
105,000	SUMITOMO CHEMICAL CO. LTD.	476,846	403,846
21,300	SUMITOMO CORP.	207,214	263,365
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	153,286
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	61,539
38,000	SUMITOMO METAL INDUSTRIES LTD.	78,322	78,693
18,000	SUMITOMO METAL MINING CO. LTD.	242,021	238,594
23,200	SUMITOMO MITSUI FINANCIAL GROUP, INC.	724,753	654,761
91,270	SUMITOMO MITSUI TRUST HOLDINGS, INC.	289,046	301,725
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	134,512
5,700	SUZUKI MOTOR CORP.	102,732	125,388
17,400	T&D HOLDINGS, INC.	186,307	163,769
11,000	TAISEI CORP.	19,821	30,340
2,000	TAISHO PHARMACEUTICAL CO. LTD.	40,189	49,113
29,000	TAKASHIMAYA CO. LTD.	187,291	210,959
15,500	TAKEDA PHARMACEUTICAL CO. LTD.	596,985	735,948
10,300	TDK CORP.	488,071	358,442
7,000	TEIJIN LTD.	14,861	25,102
2,600	TERUMO CORP.	95,419	135,231
2,000	THK CO. LTD.	29,290	33,367
13,000	TOBU RAILWAY CO. LTD.	49,764	61,255
1,000	TOHO CO. LTD.	13,412	17,465
17,000	TOHO GAS CO. LTD.	81,221	111,607
12,400	TOHOKU ELECTRIC POWER CO., INC.	156,670	171,657
16,300	TOKIO MARINE HOLDINGS, INC.	411,422	413,187
28,000	TOKUYAMA CORP.	141,426	96,836
10,000	TOKYO BROADCASTING SYSTEM HOLDINGS, INC.	133,941	122,936
9,800	TOKYO ELECTRIC POWER (THE) CO., INC.(b)	49,983	30,070
3,200	TOKYO ELECTRON LTD.	128,746	144,958
64,000	TOKYO GAS CO. LTD.	238,072	298,118
25,000	TOKYO TATEMONO CO. LTD.	88,744	75,903
88,000	TOKYU CORP.	359,701	441,821
62,000	TOKYU LAND CORP.	256,269	222,661
28,000	TONENGENERAL SEKIYU K.K.	324,570	321,121
53,000	TOPPAN PRINTING CO. LTD.	422,474	386,173
17,000	TORAY INDUSTRIES, INC.	70,413	119,135
66,000	TOSHIBA CORP.	197,553	269,134
6,000	TOTO LTD.	30,029	53,006
17,300	TOYO SEIKAN KAISHA LTD.	269,956	262,010
1,000	TOYO SUISAN KAISHA LTD.	23,262	27,404
2,300	TOYOTA INDUSTRIES CORP.	51,959	66,898
48,800	TOYOTA MOTOR CORP.	1,664,486	1,668,222

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
1,800	TOYOTA TSUSHO CORP.	$14,973	30,757
2,500	TREND MICRO, INC.	74,501	78,035
1,700	TSUMURA & CO.	50,505	54,177
8,000	UBE INDUSTRIES LTD.	13,963	26,525
2,100	UNICHARM CORP.	42,705	100,798
118	UNITED URBAN INVESTMENT CORP.	133,215	124,116
12,600	UNY CO. LTD.	121,599	117,256
1,000	USHIO, INC.	14,106	15,190
130	USS CO. LTD.	5,696	11,058
11,400	WEST JAPAN RAILWAY CO.	382,763	488,889
236	YAHOO! JAPAN CORP.	62,283	73,322
2,500	YAKULT HONSHA CO. LTD.	42,793	77,780
5,930	YAMADA DENKI CO. LTD.	403,168	414,024
25,000	YAMAGUCHI FINANCIAL GROUP, INC.	220,002	252,125
3,800	YAMAHA MOTOR CO. LTD.(b)	32,617	49,768
9,000	YAMATO HOLDINGS CO. LTD.	96,669	163,804
11,000	YOKOHAMA RUBBER CO. (THE) LTD.	65,470	63,804
		51,745,459	58,332,192	19.92%
Mexico:
6,700	FOMENTO ECONOMICO MEXICANO S.A.B. DE C.V. ADR(c)	204,664	434,294
2,225	FRESNILLO PLC	49,821	54,748
		254,485	489,042	0.17%
Netherlands:
51,973	AEGON N.V.(b)	220,634	209,523
3,274	AKZO NOBEL N.V.	134,323	144,732
10,461	ASML HOLDING N.V.	263,592	363,490
1,079	CORIO N.V.	43,024	49,654
6,423	EUROPEAN AERONAUTIC DEFENCE & SPACE CO. N.V.	81,439	180,195
520	FUGRO N.V. - CVA	19,413	26,329
4,281	GEMALTO N.V.	138,923	204,085
1,747	HEINEKEN HOLDING N.V.	53,733	67,387
2,822	HEINEKEN N.V.	79,167	126,110
3,000	IMTECH N.V.	81,298	84,323
228,056	ING GROEP N.V. - CVA(b)	2,335,541	1,605,013
111,601	KONINKLIJKE AHOLD N.V.	1,396,382	1,312,186
8,539	KONINKLIJKE DSM N.V.	446,636	371,233
55,674	KONINKLIJKE KPN N.V.	745,614	732,901
86,971	KONINKLIJKE PHILIPS ELECTRONICS N.V.	2,080,904	1,556,795
2,500	NUTRECO N.V.	194,892	155,877
9,716	QIAGEN N.V.(b)	139,905	134,172
3,773	RANDSTAD HOLDING N.V.	73,225	120,355
11,940	REED ELSEVIER N.V.	133,131	130,563
4,500	ROYAL DUTCH SHELL PLC ADR(c)	307,806	276,840
63,335	ROYAL DUTCH SHELL PLC, CLASS A	1,523,734	1,964,270
47,614	ROYAL DUTCH SHELL PLC, CLASS B	1,157,483	1,478,816
20,627	SBM OFFSHORE N.V.	458,749	357,686
2,181	SNS REAAL N.V.(b)	6,124	5,416
17,078	TNT EXPRESS N.V.	152,515	117,832
28,402	UNILEVER N.V. - CVA	579,364	899,579
6,193	WOLTERS KLUWER N.V.	101,075	100,286
		12,948,626	12,775,648	4.36%
New Zealand:
7,267	CONTACT ENERGY LTD.(b)	20,979	30,015
14,246	FLETCHER BUILDING LTD.	48,134	82,749
15,600	SKY NETWORK TELEVISION LTD.	68,839	64,164
25,416	TELECOM CORP. OF NEW ZEALAND LTD.	36,442	50,244
9,200	VECTOR LTD.	17,307	17,851
		191,701	245,023	0.08%
Norway:
3,900	AKER SOLUTIONS ASA	45,406	37,416
13,800	DNB NOR ASA	88,172	137,749
6,000	FRED OLSEN ENERGY ASA	181,296	170,730
3,900	KVAERNER ASA(b)	6,506	5,093
31,521	NORSK HYDRO ASA	131,018	143,191

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Norway (Cont’d):
12,000	ORKLA ASA	$80,407	91,287
6,600	SEADRILL LTD.	70,381	182,749
17,748	STATOIL ASA	328,001	379,164
10,900	TELENOR ASA	62,904	168,007
4,500	TGS NOPEC GEOPHYSICAL CO. ASA	115,129	83,636
4,000	YARA INTERNATIONAL ASA	109,527	152,520
		1,218,747	1,551,542	0.53%
Philippines:
8,500	GLOBE TELECOM, INC.	172,736	171,707
		172,736	171,707	0.06%
Portugal:
39,303	BANCO ESPIRITO SANTO S.A. (REGISTERED)	102,033	104,068
8,464	CIMPOR CIMENTOS DE PORTUGAL SGPS S.A.	39,214	56,710
13,166	ENERGIAS DE PORTUGAL S.A.	44,835	40,436
2,881	GALP ENERGIA SGPS S.A., CLASS B	35,487	52,500
6,408	JERONIMO MARTINS SGPS S.A.	30,015	99,844
24,303	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	199,018	177,207
		450,602	530,765	0.18%
Russia:
9,100	LUKOIL OAO ADR(c)	645,112	458,108
12,600	SBERBANK OF RUSSIA ADR(b)(c)	185,664	109,906
12,100	SBERBANK OF RUSSIA ADR (OTC EXCHANGE)(b)(c)	171,650	106,388
9,100	TMK OAO GDR (REGISTERED)	103,265	82,468
		1,105,691	756,870	0.26%
Singapore:
30,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	49,182	46,333
47,500	CAPITALAND LTD.	80,941	88,550
36,000	CAPITAMALL TRUST	34,178	49,991
5,000	CITY DEVELOPMENTS LTD.	14,259	36,296
51,000	COSCO CORP. SINGAPORE LTD.	48,134	35,056
106,500	DBS GROUP HOLDINGS LTD.	846,917	954,758
75,000	FRASER AND NEAVE LTD.	214,133	328,286
96,800	GENTING SINGAPORE PLC(b)	48,634	112,494
130,000	GLOBAL LOGISTIC PROPERTIES LTD.(b)	203,681	163,112
8,000	JARDINE CYCLE & CARRIAGE LTD.	63,087	253,957
199,120	KEPPEL CORP. LTD.	1,003,926	1,166,364
4,000	K-GREEN TRUST	1,432	2,730
36,000	MAPLETREE LOGISTICS TRUST	26,482	23,288
53,000	OLAM INTERNATIONAL LTD.	79,953	90,360
44,000	OVERSEA-CHINESE BANKING CORP. LTD.	141,236	270,771
56,000	SEMBCORP INDUSTRIES LTD.	113,940	144,508
22,000	SEMBCORP MARINE LTD.	32,803	53,815
12,000	SINGAPORE AIRLINES LTD.	70,334	103,829
22,000	SINGAPORE EXCHANGE LTD.	89,463	110,370
25,000	SINGAPORE PRESS HOLDINGS LTD.	41,026	71,449
23,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	52,809	48,754
137,000	SINGAPORE TELECOMMUNICATIONS LTD.	242,937	330,777
305,000	STARHILL GLOBAL REIT	154,614	134,940
25,000	UNITED OVERSEAS BANK LTD.	160,579	321,792
66,000	UOL GROUP LTD.	189,206	207,900
43,000	WILMAR INTERNATIONAL LTD.	180,124	170,570
		4,184,010	5,321,050	1.82%
South Korea:
205	AMOREPACIFIC GROUP	39,856	40,078
1,578	CJ CORP.	123,301	104,179
4,340	DONGBU INSURANCE CO. LTD.	153,355	182,778
1,270	DOOSAN CORP.	149,957	143,574
4,330	DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION CO. LTD.	234,889	202,318
8,210	DOOSAN INFRACORE CO. LTD.(b)	181,465	123,331
630	GREEN CROSS HOLDINGS CORP.	10,537	8,951
3,310	GS HOLDINGS	259,854	157,842
180	GS HOME SHOPPING, INC.	11,109	16,023
3,030	HALLA CLIMATE CONTROL CORP.	65,581	61,880
640	HONAM PETROCHEMICAL CORP.	186,302	154,520

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
230	HYUNDAI DEPARTMENT STORE CO. LTD.	$29,872	31,656
150	HYUNDAI STEEL CO.	13,008	10,955
150	KISWIRE LTD.	5,374	6,015
22,870	KOREA EXCHANGE BANK	178,115	134,267
2,230	KOREA GAS CORP.	68,604	57,215
670	KOREA ZINC CO. LTD.	73,039	164,036
2,740	KP CHEMICAL CORP.	64,708	34,724
3,640	KT CORP.	145,775	108,683
1,170	KT&G CORP.	60,616	72,979
710	OCI CO. LTD.	303,342	120,965
150	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.	24,948	26,785
1,060	SAMSUNG HEAVY INDUSTRIES CO. LTD.	20,931	24,329
1,560	SK C&C CO. LTD.	190,676	189,495
1,690	SK HOLDINGS CO. LTD.	143,304	187,926
1,290	SK INNOVATION CO. LTD.	234,572	151,565
8,180	SK NETWORKS CO. LTD.	80,648	73,915
81	S-OIL CORP.	10,169	7,033
20	TAEKWANG INDUSTRIAL CO. LTD.	22,217	19,740
24,870	WOORI FINANCE HOLDINGS CO. LTD.	233,155	204,110
		3,319,279	2,821,867	0.96%
Spain:
6,000	ABENGOA S.A.	163,574	127,800
4,082	ABERTIS INFRAESTRUCTURAS S.A.	59,419	62,723
5,493	ACERINOX S.A.	66,922	61,766
1,133	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	43,928	39,976
86,231	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	665,808	702,598
44,766	BANCO DE SABADELL S.A.	151,160	160,332
11,881	BANCO POPULAR ESPANOL S.A.	65,227	54,705
115,636	BANCO SANTANDER S.A.	848,903	945,301
17,452	BANKINTER S.A.	82,955	95,051
13,443	CAIXABANK	41,927	59,282
390	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	188,904	197,760
9,700	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.(b)	46,996	38,198
8,205	EDP RENOVAVEIS S.A.(b)	45,816	44,777
2,531	ENAGAS S.A.	38,143	46,608
16,085	FERROVIAL S.A.	79,147	183,737
3,797	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	150,651	93,833
4,262	GAS NATURAL SDG S.A.	52,029	72,643
2,222	GRIFOLS S.A.(b)	33,845	41,563
56,060	IBERDROLA S.A.	391,649	379,373
4,941	INDITEX S.A.	202,632	423,123
13,809	INDRA SISTEMAS S.A.	253,493	198,791
32,296	MAPFRE S.A.	99,474	99,759
2,111	RED ELECTRICA CORP. S.A.	88,270	96,331
13,070	REPSOL YPF S.A.	249,017	344,357
63,111	TELEFONICA S.A.	1,266,253	1,209,884
1,030	ZARDOYA OTIS S.A.	14,835	13,134
		5,390,977	5,793,405	1.98%
Sweden:
4,550	ALFA LAVAL AB	35,782	71,422
7,400	ASSA ABLOY AB, CLASS B	89,466	152,319
9,200	ATLAS COPCO AB, CLASS A	70,694	162,490
19,000	ATLAS COPCO AB, CLASS B	320,555	298,023
14,700	BOLIDEN AB	208,816	151,617
1,100	CDON GROUP AB(b)	2,942	4,017
10,200	ELECTROLUX AB, CLASS B	151,888	149,502
16,532	GETINGE AB, CLASS B	335,302	360,321
13,600	HENNES & MAURITZ AB, CLASS B	274,862	406,186
3,700	HEXAGON AB, CLASS B	56,830	48,150
400	HOLMEN AB, CLASS B	8,156	9,925
17,500	HUSQVARNA AB, CLASS B	64,201	70,638
10,000	INDUSTRIVARDEN AB, CLASS C	103,927	104,515
11,800	INVESTOR AB, CLASS B	161,782	207,091
3,000	KINNEVIK INVESTMENT AB, CLASS B	51,225	55,581
26,000	MEDA AB, CLASS A	211,471	236,877
1,600	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	87,461	160,212

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
1,100	MODERN TIMES GROUP AB, CLASS B	$50,174	43,912
43,400	NORDEA BANK AB	253,480	350,630
3,200	RATOS AB, CLASS B	51,337	36,794
9,092	SAAB AB, CLASS B	193,072	163,348
23,773	SANDVIK AB	201,678	273,043
7,800	SCANIA AB, CLASS B	65,585	111,188
34,200	SECURITAS AB, CLASS B	381,213	249,259
41,800	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	171,318	224,707
2,800	SKANSKA AB, CLASS B	23,703	38,700
14,700	SKF AB, CLASS B	163,721	276,995
5,400	SSAB AB, CLASS A	48,129	39,956
8,600	SVENSKA CELLULOSA AB, CLASS B	78,052	104,547
8,900	SVENSKA HANDELSBANKEN AB, CLASS A	161,721	226,224
18,300	SWEDBANK AB, CLASS A	58,744	201,624
6,600	SWEDISH MATCH AB	95,099	218,355
3,900	TELE2 AB, CLASS B	34,548	71,304
49,000	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	453,735	469,428
29,500	TELIASONERA AB	145,684	194,627
27,000	TRELLEBORG AB, CLASS B	206,592	173,664
69,300	VOLVO AB, CLASS B	822,384	677,426
		5,895,329	6,794,617	2.32%
Switzerland:
41,343	ABB LTD. (REGISTERED)(b)	560,773	706,057
19,000	ABB LTD. ADR(b)(c)	301,279	324,520
27,541	ADECCO S.A. (REGISTERED)(b)	1,295,890	1,079,982
14	ALLREAL HOLDING A.G. (REGISTERED)(b)	1,917	2,164
2,727	ARYZTA A.G.	68,593	118,123
5,289	BALOISE HOLDING A.G. (REGISTERED)	491,529	386,536
1,127	BKW FMB ENERGIE A.G.	55,374	52,925
8,185	CIE FINANCIERE RICHEMONT S.A., CLASS A (BEARER)	130,638	363,345
22,000	CLARIANT A.G. (REGISTERED)(b)	351,715	197,738
8,913	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	243,456	231,289
28,000	FERREXPO PLC	170,879	114,308
3,339	GAM HOLDING A.G.(b)	20,061	41,732
953	GEBERIT A.G. (REGISTERED)(b)	83,492	175,198
229	GEORG FISCHER A.G. (REGISTERED)(b)	118,528	79,531
140	GIVAUDAN S.A. (REGISTERED)(b)	79,163	109,374
650	HELVETIA HOLDING A.G. (REGISTERED)	204,462	197,605
3,916	HOLCIM LTD. (REGISTERED)(b)	168,212	207,032
6,304	JULIUS BAER GROUP LTD.(b)	160,169	210,082
967	KUEHNE & NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	108,168
55	LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	90,640	160,085
3	LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	103,649
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	70,452	48,417
1,693	LONZA GROUP A.G. (REGISTERED)(b)	105,411	101,626
89,505	NESTLE S.A. (REGISTERED)	3,200,635	4,920,214
90,137	NOVARTIS A.G. (REGISTERED)	3,818,573	5,030,603
30,000	OC OERLIKON CORP. A.G. (REGISTERED)(b)	222,190	170,383
11,700	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)(b)	922,513	995,621
15,638	PARGESA HOLDING S.A. (BEARER)	1,019,627	1,068,858
12,394	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,602,744	1,994,006
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	80,841
121	SGS S.A. (REGISTERED)	130,564	183,509
27	SIKA A.G. (BEARER)	52,140	47,736
1,300	SONOVA HOLDING A.G. (REGISTERED)(b)	84,464	117,312
65,678	STMICROELECTRONICS N.V.	438,245	429,132
635	SULZER A.G. (REGISTERED)	30,609	65,008
475	SWATCH GROUP (THE) A.G. (BEARER)	59,791	155,669
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	142,895
3,925	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	318,691	429,025
11,031	SWISS RE A.G.(b)	326,129	513,415
451	SWISSCOM A.G. (REGISTERED)	148,509	183,258
1,734	SYNGENTA A.G. (REGISTERED)(b)	377,174	449,218
1,159	SYNTHES, INC.(d)(e)	141,367	187,402
73,877	TE CONNECTIVITY LTD.	1,650,115	2,078,899
4,500	TRANSOCEAN LTD.	247,320	214,830
24,013	WOLSELEY PLC	710,461	597,734

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
35,679	XSTRATA PLC	$288,752	447,446
3,315	ZURICH FINANCIAL SERVICES A.G.(b)	573,167	686,304
		21,365,865	26,308,804	8.99%
Thailand:
1,196,566	THAI BEVERAGE PCL	268,860	232,686
		268,860	232,686	0.08%
United Kingdom:
41,608	3I GROUP PLC	185,987	121,032
2,834	ADMIRAL GROUP PLC	35,119	55,560
125,000	AFREN PLC(b)	290,716	156,765
19,000	AFRICAN BARRICK GOLD LTD.	161,380	148,298
4,578	AMEC PLC	34,931	57,578
21,888	ANGLO AMERICAN PLC	453,848	754,788
21,100	ANGLO AMERICAN PLC ADR(c)	372,692	360,388
4,811	ANTOFAGASTA PLC	33,978	68,306
19,184	ARM HOLDINGS PLC	71,627	164,188
3,799	ASSOCIATED BRITISH FOODS PLC	35,240	65,154
25,536	ASTRAZENECA PLC	927,228	1,130,600
10,000	ASTRAZENECA PLC ADR(c)	461,598	443,600
2,131	AUTONOMY CORP. PLC(b)	36,969	84,406
67,839	AVIVA PLC	252,388	320,535
30,439	BABCOCK INTERNATIONAL GROUP PLC	299,450	309,393
98,151	BAE SYSTEMS PLC	510,386	404,630
68,000	BALFOUR BEATTY PLC	287,866	268,642
211,873	BARCLAYS PLC	748,774	520,089
58,418	BG GROUP PLC	917,965	1,112,365
36,463	BHP BILLITON PLC	769,878	966,153
6,200	BHP BILLITON PLC ADR(c)	488,499	329,096
290,818	BP PLC	1,927,653	1,744,223
63,994	BRITISH AMERICAN TOBACCO PLC	1,725,235	2,712,264
11,630	BRITISH LAND CO. PLC	61,579	85,883
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	179,331
486,009	BT GROUP PLC	1,158,344	1,302,750
5,069	BUNZL PLC	39,524	60,204
8,202	BURBERRY GROUP PLC	40,549	148,462
40,577	CAIRN ENERGY PLC(b)	155,293	175,848
16,980	CAPITA GROUP (THE) PLC	162,367	185,582
6,025	CAPITAL & COUNTIES PROPERTIES PLC	6,933	15,725
6,025	CAPITAL SHOPPING CENTRES GROUP PLC	23,472	30,607
10,534	CARNIVAL PLC	366,702	325,947
31,729	CARPETRIGHT PLC	338,549	243,044
82,257	CENTRICA PLC	290,637	378,114
11,669	COBHAM PLC	30,337	31,650
330,036	COMPASS GROUP PLC	2,232,837	2,668,713
8,154	COMPUTACENTER PLC	60,118	46,782
63,000	COOKSON GROUP PLC	447,285	422,340
108,000	DEBENHAMS PLC	95,208	93,862
109,277	DIAGEO PLC	1,477,971	2,078,988
8,724	DRAX GROUP PLC	50,000	64,765
2,968	ENQUEST PLC(b)	3,713	4,087
24,458	ESSAR ENERGY PLC.(b)	94,201	94,802
11,872	EURASIAN NATURAL RESOURCES CORP. PLC	106,253	105,727
56,094	FIRSTGROUP PLC	286,955	278,049
9,699	G4S PLC	26,165	40,212
91,912	GLAXOSMITHKLINE PLC	1,410,189	1,897,576
3,000	GREENE KING PLC	24,323	20,267
17,505	HAMMERSON PLC	69,535	102,166
36,031	HAYS PLC	49,874	38,660
354,483	HSBC HOLDINGS PLC	2,564,079	2,701,519
21,813	ICAP PLC	124,343	138,645
11,465	IMI PLC	43,254	126,123
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	635,162
36,000	INCHCAPE PLC	161,233	155,847
17,590	INTERCONTINENTAL HOTELS GROUP PLC	253,023	285,537
29,641	INTERNATIONAL POWER PLC	84,802	140,409
12,127	INVENSYS PLC	29,802	42,144

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
19,344	INVESTEC PLC	$129,307	104,318
98,470	ITV PLC(b)	52,339	90,345
111,306	J. SAINSBURY PLC	593,334	472,848
2,494	JOHNSON MATTHEY PLC	35,938	61,044
4,109	KAZAKHMYS PLC	31,447	50,314
160,414	KINGFISHER PLC	578,282	614,867
41,068	LANCASHIRE HOLDINGS LTD.	319,566	439,725
15,511	LAND SECURITIES GROUP PLC	113,585	154,490
94,802	LEGAL & GENERAL GROUP PLC	72,856	141,876
1,936,865	LLOYDS BANKING GROUP PLC(b)	1,609,053	1,027,001
161,000	LOGICA PLC	316,700	195,849
20,527	LONDON STOCK EXCHANGE GROUP PLC	266,978	257,558
2,131	LONMIN PLC	42,554	34,661
58,390	MAN GROUP PLC	197,016	151,004
25,083	MARKS & SPENCER GROUP PLC	101,882	121,933
5,840	MEGGITT PLC	9,420	30,303
86,549	MICHAEL PAGE INTERNATIONAL PLC	499,278	492,326
63,679	NATIONAL GRID PLC	476,846	631,354
2,148	NEXT PLC	36,823	84,074
110,421	OLD MUTUAL PLC	133,905	178,524
12,536	PEARSON PLC	148,820	220,642
1,896	PETROFAC LTD.	28,912	35,076
53,918	PRUDENTIAL PLC	337,248	461,474
697,725	QINETIQ GROUP PLC	1,352,978	1,257,554
2,185	RANDGOLD RESOURCES LTD.	159,057	212,637
217,768	RAVEN RUSSIA LTD.	172,983	184,669
9,262	RECKITT BENCKISER GROUP PLC	358,277	468,238
217,690	REED ELSEVIER PLC	1,725,024	1,658,321
36,637	RESOLUTION LTD.	143,696	140,618
88,541	REXAM PLC	449,231	424,595
24,886	RIO TINTO PLC	777,698	1,099,040
27,303	ROLLS-ROYCE HOLDINGS PLC(b)	105,005	250,324
285,053	RSA INSURANCE GROUP PLC	531,665	488,923
15,817	SABMILLER PLC	272,321	514,062
21,731	SAGE GROUP (THE) PLC	74,327	86,158
106,942	SAVILLS PLC	507,496	473,551
3,966	SCHRODERS PLC	45,826	78,687
21,133	SCOTTISH & SOUTHERN ENERGY PLC	384,999	422,618
10,277	SEGRO PLC	36,889	35,087
7,999	SERCO GROUP PLC	42,799	63,375
4,954	SEVERN TRENT PLC	76,220	118,544
40,790	SIGNET JEWELERS LTD.(b)	793,260	1,378,702
52,044	SMITH & NEPHEW PLC	429,986	467,886
5,313	SMITHS GROUP PLC	80,666	81,852
8,800	SPECTRIS PLC	188,746	159,386
30,509	STANDARD CHARTERED PLC	415,028	608,914
189,103	STANDARD LIFE PLC	538,907	585,625
3,900	SUBSEA 7 S.A.(b)	96,867	74,135
1,041	TATE & LYLE PLC	5,037	10,070
133,626	TESCO PLC	668,051	781,605
56,000	TUI TRAVEL PLC	225,317	129,037
20,173	TULLOW OIL PLC	327,851	409,266
2,333	UBM PLC	13,794	16,238
20,785	UNILEVER PLC	432,103	651,078
50,922	UNILEVER PLC ADR(c)	1,319,617	1,588,257
13,660	UNITED UTILITIES GROUP PLC	111,980	132,295
6,150	VEDANTA RESOURCES PLC	116,202	104,722
928,295	VODAFONE GROUP PLC	1,671,708	2,397,074
25,000	VODAFONE GROUP PLC ADR(c)	642,332	641,250
5,000	WH SMITH PLC	36,906	38,396
994	WHITBREAD PLC	10,069	24,353
54,000	WILLIAM HILL PLC	198,156	189,724
42,339	WM MORRISON SUPERMARKETS PLC	156,009	190,907
		45,784,126	52,332,961	17.87%
United States:
59,283	ARCH CAPITAL GROUP LTD.(b)	1,171,036	1,937,072

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
5,526	BROOKFIELD OFFICE PROPERTIES, INC.	$32,213	76,406
3,565	BROOKFIELD OFFICE PROPERTIES, INC. (NEW YORK EXCHANGE)	55,971	49,090
3,384	KRAFT FOODS, INC., CLASS A	10,684	113,635
6,500	SIMS METAL MANAGEMENT LTD.	91,939	77,146
9,775	THOMSON REUTERS CORP.	254,637	264,316
		1,616,480	2,517,665	0.86%
	Sub-total Common Stocks:	252,931,102	284,266,035	97.10%
Preferred Stocks:
Brazil:
14,200	PETROLEO BRASILEIRO S.A. ADR(c)	$448,224	294,224
23,000	VALE S.A. ADR(c)	456,528	483,000
		904,752	777,224	0.26%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	70,915
2,360	HENKEL A.G. & CO. KGAA	60,940	125,397
1,943	JUNGHEINRICH A.G.	63,560	50,631
4,187	PORSCHE AUTOMOBIL HOLDING S.E.	207,723	200,427
3,577	PROSIEBENSAT.1 MEDIA A.G.	60,490	62,623
3,746	RWE A.G. (NON VOTING)	104,469	128,517
2,665	VOLKSWAGEN A.G.	183,670	352,568
		730,464	991,078	0.34%
	Sub-total Preferred Stocks:	1,635,216	1,768,302	0.60%
Corporate Bonds:
United Kingdom:
263,389	HSBC BANK PLC, EXP. 9/12/14(b)	1,090,123	1,173,227
	Sub-total Corporate Bonds:	1,090,123	1,173,227	0.40%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)	-	-
Spain:
86,231	BANCO BILBAO VIZCAYA ARGENTARIA S.A.(b)	-	12,708
13,443	CAIXABANK(b)	-	1,098
	Sub-total Rights:	-	13,806	0.01%
Short-Term Investments:
4,569,704	NORTHERN INSTITUTIONAL GOVERNMENT SELECT PORTFOLIO, 0.01%(f)	4,569,704	4,569,704
	Sub-total Short-Term Investments:	4,569,704	4,569,704	1.56%
	Grand total(g)	$260,226,145	291,791,074	99.67%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

Notes to Schedule of Investments:

(a)

Investments in U.S. and foreign securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Currently non-income producing assets.
(c)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.82% of net assets.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may not be publicly sold without registration under the Securities Act of 1933. The value of this security is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of the Fund.

(e)

Restricted security that has been deemed illiquid. At September 30, 2011, the value of this restricted illquid security amounted to approximately $187,402 or 0.06% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	AQUISITION COST

SYNTHES, INC.	3/8/10 - 11/10/10	$141,367

(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds.

At December 31, 2010, the value of the Fund’s investment in the Government Select Portfolio of the Northern Institutional Funds was approximately $7,747,967 with net sales of approximately $3,178,263 during the nine months ended September 30, 2011.

(g)

At September 30, 2011, the cost for Federal income tax purposes was $262,069,042. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$49,290,557
Gross unrealized depreciation	(19,568,525)
Net unrealized appreciation	$29,722,032

At September 30, 2011, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	12.70%
Consumer Staples	11.67
Energy	8.42
Financials	21.44
Health Care	8.11
Industrials	13.51
Information Technology	5.58
Materials	10.25
Telecommunication Services	4.58
Utilities	3.74
100.00%

At September 30, 2011, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	22.99%
Japanese Yen	20.08
British Pound	18.87
United States Dollar	12.93
Swiss Franc	7.69
Australian Dollar	5.73
All other currencies less than 5%	11.71
100.00%

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2011

At September 30, 2011, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gain (Loss)

British Pound	14,133	United States Dollar	22,036	10/3/11	$(1)
British Pound	10,249	United States Dollar	15,980	10/3/11	(1)
British Pound	1,112	United States Dollar	1,735	10/3/11	—
British Pound	31,457	United States Dollar	49,094	10/3/11	44
Euro	17,208	British Pound	15,000	10/3/11	336
Euro	74,758	Swedish Krona	688,000	10/3/11	90
Euro	15,574	Swiss Franc	19,000	10/3/11	100
Euro	26,313	United States Dollar	35,691	10/3/11	440
Euro	41,969	United States Dollar	57,015	10/3/11	790
Israeli Shekel	6,773	United States Dollar	1,822	10/3/11	15
Singapore Dollar	250	United States Dollar	192	10/3/11	1
Australian Dollar	2,878	United States Dollar	2,789	10/4/11	7
Australian Dollar	3,913	United States Dollar	3,792	10/4/11	9
Australian Dollar	30,465	United States Dollar	29,520	10/4/11	69
British Pound	13,095	United States Dollar	20,370	10/4/11	(49)
British Pound	5,094	United States Dollar	7,924	10/4/11	(19)
British Pound	516	United States Dollar	802	10/4/11	(2)
British Pound	122,184	United States Dollar	191,096	10/4/11	577
Euro	26,684	United States Dollar	36,282	10/4/11	534
Hong Kong Dollar	76,210	Australian Dollar	10,000	10/4/11	(120)
Singapore Dollar	82,485	Australian Dollar	65,000	10/4/11	(230)
United States Dollar	47,934	Danish Krone	262,286	10/4/11	(716)
British Pound	17,041	United States Dollar	26,656	10/5/11	84
Euro	13,857	United States Dollar	18,637	10/5/11	74
Euro	18,005	United States Dollar	24,216	10/5/11	96
Japanese Yen	519,552	United States Dollar	6,765	10/5/11	28
United States Dollar	4,998	Swiss Franc	4,519	10/5/11	(12)
Japanese Yen	397,185,878	United States Dollar	5,171,758	11/17/11	18,631
					$20,775

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
September 30, 2011

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determing the value of the International Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - other significant observable inputs including quoted prices for similar investments, interest rates, prepayments speeds, credit risks, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - valuations based on unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00 pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. When prices are not readily available, or are deteremined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments, and other financial instruments, of the International Fund as of September 30, 2011, using the fair value methodology and levels described above:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,745,123	$32,046,869	$—	$35,791,992
Consumer Staples	3,232,732	30,171,328	—	33,404,060
Energy	6,937,225	16,964,923	—	23,902,148
Financials	8,380,793	52,018,783	—	60,399,576
Health Care	3,028,405	20,210,830	49,113	23,288,348
Industrials	1,777,972	36,971,769	—	38,749,741
Information Technology	4,388,987	11,648,176	—	16,037,163
Materials	6,689,808	22,245,123	12,851	28,947,782
Telecommunication Services	1,631,799	11,504,509	—	13,136,308
Utilities	689,072	9,919,845	—	10,608,917
Preferred Stocks
Consumer Discretionary	—	686,533	—	686,533
Consumer Staples	—	125,397	—	125,397
Energy	294,224	—	—	294,224
Industrials	—	50,631	—	50,631
Materials	483,000	—	—	483,000
Utilities	—	128,517	—	128,517
Rights
Financials	—	13,806	—	13,806
Corporate Bonds
Financials	—	1,173,227	—	1,173,227
Short-Term Investments	4,569,704	—	—	4,569,704
Total	$45,848,844	$245,880,266	$61,964	$291,791,074

For the International Fund, 100% of the investment value is compromised of equity securities, corporate bonds, rights, and short term investments. See the Fund’s Schedule of Investments for geographical classification. For certain foreign equity securities and rights, the International Fund’s fair value trigger was met as a result of the monitoring of events impacting the value of securities after the closing of the exchange on which the securities principally trade, but before the calculation of the daily net asset value, resulting in certain securities being classified as Level 2 measurements. One corporate bond security is classified as a Level 2 investment as of September 30, 2011, based on the valuation using a mid price by service providers rather than a last traded or official close price. One common stock security is classified as a Level 3 investment as of September 30, 2011, based on a last trade price at Septermber 27, 2011, from a primary pricing service. Since the time of fair valuation, there has also been a lack of market activity and data observed for the security. One common stock security is classified as a Level 3 investment as of

(Continued)

CLEARWATER INVESTMENT TRUST
Clearwater International Fund (unaudited)
September 30, 2011

September 30, 2011, based on a last trade price at August 31, 2011, from a primary pricing service. Since the time of fair valuation, there has also been a lack of market activity and data observed for the security.

The Fund discloses significant transfers between levels based on valuations at the end of each reporting period. At September 30, 2011, there were significant transfers whose fair value was $232,364,028 between Level 1 and Level 2 based on levels assigned to the securities on December 31, 2010. The securities transferred from Level 1 to Level 2 due to the policy governing the Fund’s fair value trigger for certain foreign equity securities, as described in the above paragraph, was implemented at September 30, 2011 but not at December 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$21,925	$—	$21,925
Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(1,150)	$—	$(1,150)
Total Other Financial Instruments	$—	$20,775	$—	$20,775

The forward foreign currency exchange contracts outstanding at September 30, 2011 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bond	Common Stocks
	Financials	Health Care		Materials		Total
Balance as of 12/31/10	$819,483	$—		$—		$819,483
Realized Gains	—	—		—		—
Realized Losses	(106,730)	—		—		(106,730)
Change in Unrealized Appreciation	—	—		—
Change in Unrealized Depreciation	(67,862)	—		—		(67,862)
Purchases	407,068	—		—		407,068
Issuances	—	—		—		—
Sales	(1,051,959)	—		—		(1,051,959)
Settlements	—	—		—		—
Transfers into Level 3(1)	—	49,113	(2)	12,851	(3)	61,964
Transfers out of Level 3(1)	—	—		—		—
Balance as of 9/30/11	$—	$49,113		$12,851		$61,964

(1)	The value of Transfers into and out of Level 3 were measured using the fair value as of the end of the period September 30, 2011.
(2)

Transferred from Level 1 to Level 3 due to security being valued based on unobservable inputs using the last traded price, at September 27, 2011, from a primary pricing service and because there was a lack of market activity and data observed for this security.

(3)

Transferred from Level 1 to Level 3 due to security being valued based on unobservable inputs using the last traded price, at August 31, 2011, from a primary pricing service and because there is a lack of market activity and data observed for this security.

(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund (unaudited)
September 30, 2011

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Chief Executive Officer and Treasurer

Date:	November 29, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Chief Executive Officer

Date:	November 29, 2011

By:	/s/George H. Weyerhaeuser, Jr
George H. Weyerhaeuser, Jr.
Treasurer

Date:	November 29, 2011